UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-05038

                                         Clearwater Investment Trust

(Exact name of registrant as specified in charter)

    2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices) (Zip code)

Jason K. Mitchell

Fiduciary Counselling, Inc.

2000 Wells Fargo Place, 30 E. 7th Street

Saint Paul, Minnesota 55101-4930

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

                         Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

CLEARWATER INVESTMENT TRUST
Clearwater Core Equity Fund
Clearwater Select Equity Fund
Clearwater Tax-Exempt Bond Fund
Clearwater International Fund
Semi-annual Report
for the period ended
June 30, 2023

Clearwater Investment Trust
Financial Statements
For the Six Months Ended June 30, 2023 (Unaudited)

1	Fund Expenses
3	Approval of Subadvisory Agreements
5	Additional Information
6	Statements of Assets and Liabilities
7	Statements of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
13	Notes to Financial Statements
32	Schedules of Investments
32	Core Equity Fund
43	Select Equity Fund
56	Tax-Exempt Bond Fund
77	International Fund

Fund Expense Example
(unaudited)
As a shareholder of the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund (“Select Equity Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund, the “Funds”), you incur costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expense charged by the acquired funds.)
The example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2023.
Actual Expenses
The first section of the table on the following page provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period January 1, 2023 through June 30, 2023” to estimate the expenses attributable to your investment during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Funds to other mutual funds that charge transaction costs and/or sales charges or redemption fees.

Actual returns	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period January 1, 2023 through June 30, 2023*
Core Equity Fund	$1,000.00	$1,155.90	$1.39
Select Equity Fund	$1,000.00	$1,084.20	$5.01
Tax-Exempt Bond Fund	$1,000.00	$1,030.70	$1.46
International Fund	$1,000.00	$1,121.90	$3.68

Hypothetical 5% return (before expenses)
Core Equity Fund	$1,000.00	$1,023.51	$1.30
Select Equity Fund	$1,000.00	$1,019.98	$4.86
Tax-Exempt Bond Fund	$1,000.00	$1,023.36	$1.45
International Fund	$1,000.00	$1,021.32	$3.51

*	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expense ratios for the most recent one-half year period may differ from expense ratios based on one-year data in the Financial Highlights.
The annualized expense ratios (reflecting voluntary fee waivers in effect during the period) are as follows:

Core Equity Fund	0.26%
Select Equity Fund	0.97%
Tax-Exempt Bond Fund	0.29%
International Fund	0.70%

Approval of Subadvisory Agreements
Approval of Amended Subadvisory Agreement for AQR Capital Management, LLC (Core Equity Fund)
At a meeting held on March 3, 2023, the Board of Trustees (the “Trustees”) approved an amendment to the Subadvisory Agreement for AQR Capital Management, LLC (“AQR”) (“Amended Agreement”) that reduced the contractual subadvisory fee rate payable by Clearwater Management Co., Inc. (“CMC”) to AQR for the subadvisory services it provides to the Core Equity Fund. In determining to approve the Amended Agreement, the Trustees considered that CMC shares the benefit of subadvisory fee reductions with the Core Equity Fund’s shareholders in the form of a voluntary fee waiver arrangement.  The Trustees noted that, although they were being asked to approve the Amended Agreement in order to implement the subadvisory fee reduction, they would have the opportunity to perform a full review of CMC’s investment management agreement and the individual subadvisory agreements for Core Equity Fund in connection with their annual review of investment management and subadvisory agreements, at which time the Trustees would consider the nature, extent and quality of services provided by CMC and AQR; investment performance; comparative fees and cost of services provided; and economies of scale.
Approval of Subadvisory Agreement – MacKay Shields (Tax-Exempt Bond Fund)
At a meeting held on May 18, 2023, the Trustees considered a new subadvisory agreement with MacKay Shields LLC (“MacKay Shields”) (the “MacKay Shields Agreement”) for the Tax-Exempt Bond Fund. At this meeting, the Trustees met with representatives of MacKay Shields and received a presentation discussing MacKay Shields’ organizational structure, background, and investment philosophy and process.
In advance of the May 18, 2023 meeting, the Trustees received written information that included: information as to the proposed allocation of assets among the Fund’s subadvisers; a summary of information about MacKay Shields, including its investment professionals, process, philosophy, past performance and proposed subadvisory fees; and a report from the Trust’s Chief Compliance Officer as to his review of MacKay Shields’ compliance program.
At the May 18, 2023 meeting, counsel to the Fund and Trustees reviewed with the Trustees the various factors relevant to their consideration of the MacKay Shields Agreement and the Trustees’ responsibilities related to their review. The Trustees reviewed and analyzed a number of factors that the Trustees deemed relevant with respect to the MacKay Shields Agreement. These factors included: the nature, extent, and quality of the services to be provided to the Fund by MacKay Shields; MacKay Shields’ investment process; MacKay Shields’ historical performance record; the qualifications and experience of the investment professionals who would be responsible for the management of their allocation of the Fund’s assets; and MacKay Shields’ overall resources.
No single factor determined whether or not the agreement would be approved but rather the totality of factors considered was determinative. Following an analysis and discussion of the factors described below, the Trustees, including all of the Independent Trustees, approved the MacKay Shields Agreement.
Nature, Extent, and Quality of Services Provided
The Trustees considered the specific investment processes MacKay Shields would use in managing its allocation of the Fund’s assets. The Trustees looked at the qualifications of MacKay Shields’ investment team who would be responsible for managing its allocation of the Fund’s assets. The Trustees concluded that the nature, extent, and quality of the subadvisory services expected to be provided by MacKay Shields were appropriate for the Fund.

Investment Performance
The Trustees discussed MacKay Shields’ performance record with respect to municipal bond investing. The Trustees concluded that this data supported the decision to approve the MacKay Shields Agreement.
Subadvisory Fee
The Trustees evaluated the proposed subadvisory fee schedule, which was negotiated at arm’s length by CMC. The Trustees noted that CMC, not the Fund, would pay the subadvisory fee to MacKay Shields. The Trustees concluded that the proposed subadvisory fee schedule was reasonable given the nature, extent and quality of the subadvisory services to be performed by MacKay Shields.
Benefits to the Subadviser
The Trustees considered the ancillary benefits that could accrue to MacKay Shields due to its relationship with the Fund and noted that the relationship would be limited to the provision of subadvisory services. The Trustees concluded that no significant ancillary benefits would result from the MacKay Shields Agreement.
Profitability
The Trustees considered that MacKay Shields is an independent firm and that the subadvisory fee to be charged is the result of arm’s length bargaining between MacKay Shields and CMC.
Economies of Scale
The Trustees noted that CMC, not the Fund, would pay the subadvisory fee to MacKay Shields and that the Trustees consider on an annual basis whether economies of scale might be realized by CMC as the Fund’s assets grow and whether there also might be benefits from such growth for the Fund’s shareholders.
Other Considerations
The Trustees considered CMC’s judgment and recommendation that adding MacKay Shields as a subadviser would add value to the Fund’s shareholders and would be complementary to the Fund’s other subadvisers.
Conclusion
After full consideration of the factors described above along with other information, with no single factor identified as being of paramount importance, the Trustees, including all of the Independent Trustees, concluded that the approval of the MacKay Shields Agreement was in the best interests of the Fund and its shareholders and approved the MacKay Shields Agreement, with the proposed fee to be paid by CMC out of its management fee.

Quarterly Portfolio Schedule of Investments
The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the U.S. Securities and Exchange Commission (the “SEC”) on Form N-PORT. Shareholders may request portfolio holdings information free of charge by calling the Transfer Agent toll free at 1-855-684-9144 or by sending a written request to: The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 Attn: Clearwater Investment Trust Funds. These filings are also available on the SEC's Internet site at http://www.sec.gov.
Voting Proxies on Fund Portfolio Securities
The Funds have established Proxy Voting Policies and Procedures (“Policies”) that the Funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling Fiduciary Counselling, Inc. toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Funds. The Policies and Form N-PX are also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

CLEARWATER INVESTMENT TRUST
Statements of Assets and Liabilities
June 30, 2023 (unaudited)
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (including securities on loan of: $0, $150,360, $0 and $11,499,949, respectively); (identified cost: $446,482,098, $384,638,543, $751,037,071 and $751,552,254, respectively)	$812,685,630	392,362,867	678,448,025	975,245,344
Foreign currencies, at value (cost: $0, $44,126, $0 and $4,014,357, respectively)	-	43,378	-	4,029,812
Cash (restricted: $0, $0, $1,753,900 and $0, respectively)	-	-	4,792,913	6,318
Receivable for securities sold	-	1,442,841	6,697	1,050,328
Receivable for variation margin on futures contracts	-	-	4,500	-
Receivable for shares of beneficial interest sold	-	-	69,400	-
Accrued dividend and interest receivable	527,046	195,847	7,480,486	1,582,880
Foreign tax reclaim receivable	2,816	624	-	2,585,934
Total assets	813,215,492	394,045,557	690,802,021	984,500,616
Liabilities
Payables for investment securities purchased	-	1,733,994	19,060,378	1,871,402
Payable for fund shares redeemed	189,300	14,300	-	231,701
Accrued investment advisory fee	476,692	898,270	477,309	1,673,803
Payable for dividend distribution	-	-	228,843	-
Payable for variation margin on futures contracts	-	-	118,734	-
Payable upon return of securities loaned	-	154,000	-	12,851,786
Deferred foreign capital gains taxes payable	-	-	-	547,323
Total liabilities	665,992	2,800,564	19,885,264	17,176,015
Net assets	$812,549,500	391,244,993	670,916,757	967,324,601
Capital
Capital Stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 12,568,572, 23,927,209, 77,503,234 and 51,281,886 shares outstanding, respectively)	$443,521,838	434,471,004	756,725,428	739,634,657
Distributable earnings	369,027,662	(43,226,011)	(85,808,671)	227,689,944
Net assets	$812,549,500	391,244,993	670,916,757	967,324,601
Net asset value per share of outstanding capital stock	$64.65	16.35	8.66	18.86
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Operations
for the six months ended June 30, 2023 (unaudited)
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $2,472, $12,114, $0 and $1,307,483, respectively)	$7,190,674	2,251,706	573,349	14,021,091
Interest	-	-	14,254,634	-
Tax reclaims	-	-	-	1,042,838
Net income from securities loaned	-	39,978	-	45,594
Total income	7,190,674	2,291,684	14,827,983	15,109,523
Expenses:
Investment advisory fee	3,356,581	2,535,318	1,866,267	4,690,938
Other expenses	-	-	185	-
Total expenses	3,356,581	2,535,318	1,866,452	4,690,938
Less: waivers of investment advisory fee or other expense reimbursements	(2,369,516)	(713,648)	(964,241)	(1,384,283)
Net expenses	987,065	1,821,670	902,211	3,306,655
Net investment income	6,203,609	470,014	13,925,772	11,802,868
Net realized gain (loss) on:
Security transactions	3,920,167	(12,331,424)	(10,826,178)	8,495,390
Foreign currency transactions	-	(52)	-	(74,873)
Futures contracts	-	-	425,425	-
Net increase (decrease) in unrealized appreciation/depreciation on:
Security transactions (net of increase (decrease) in deferred foreign taxes of $0, $0, $0 and $12,934, respectively)	100,405,520	42,660,350	14,271,296	86,114,391
Futures contracts	-	-	665,719	-
Translation of other assets and liabilities denominated in foreign currencies	-	626	-	7,646
Net gain (loss) on investments	104,325,687	30,329,500	4,536,262	94,542,554
Net increase (decrease) in net assets resulting from operations	$110,529,296	30,799,514	18,462,034	106,345,422
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Changes in Net Assets
for the six months ended June 30, 2023 (unaudited) and the year ended December 31, 2022
	Core Equity Fund		Select Equity Fund
	06/30/2023	12/31/2022	06/30/2023	12/31/2022
Operations:
Net investment income	$6,203,609	11,379,906	470,014	680,794
Net realized gain (loss)	3,920,167	37,472,242	(12,331,476)	(15,549,580)
Net increase (decrease) in unrealized appreciation/depreciation	100,405,520	(198,246,913)	42,660,976	(95,778,035)
Net increase (decrease) in net assets resulting from operations	110,529,296	(149,394,765)	30,799,514	(110,646,821)
Distributions to shareholders	-	(10,752,052)	-	(8,125,618)
Capital share transactions:
Proceeds from shares sold	34,499,550	182,656,902	9,294,374	101,322,691
Reinvestment of distributions from net investment income and net realized gain	-	10,752,052	-	8,125,618
Payments for shares redeemed	(50,649,565)	(194,680,866)	(13,795,510)	(159,796,228)
Net decrease in net assets from capital share transactions	(16,150,015)	(1,271,912)	(4,501,136)	(50,347,919)
Total increase (decrease) in net assets	94,379,281	(161,418,729)	26,298,378	(169,120,358)
Net assets:
At the beginning of the period	718,170,219	879,588,948	364,946,615	534,066,973
At the end of the period	$812,549,500	718,170,219	391,244,993	364,946,615
	Tax-Exempt Bond Fund		International Fund
	06/30/2023	12/31/2022	06/30/2023	12/31/2022
Operations:
Net investment income	$13,925,772	24,660,929	11,802,868	17,843,079
Net realized gain (loss)	(10,400,753)	3,263,503	8,420,517	10,433,826
Net increase (decrease) in unrealized appreciation/depreciation	14,937,015	(114,954,989)	86,122,037	(231,476,926)
Net increase (decrease) in net assets resulting from operations	18,462,034	(87,030,557)	106,345,422	(203,200,021)
Distributions to shareholders	(13,966,353)	(30,033,721)	-	(11,587,443)
Capital share transactions:
Proceeds from shares sold	217,890,347	248,834,683	23,438,588	149,605,328
Reinvestment of distributions from net investment income and net realized gain	13,994,785	29,988,685	-	11,587,443
Payments for shares redeemed	(131,098,536)	(328,618,503)	(40,505,472)	(159,304,656)
Net increase (decrease) in net assets from capital share transactions	100,786,596	(49,795,135)	(17,066,884)	1,888,115
Total increase (decrease) in net assets	105,282,277	(166,859,413)	89,278,538	(212,899,349)
Net assets:
At the beginning of the period	565,634,480	732,493,893	878,046,063	1,090,945,412
At the end of the period	$670,916,757	565,634,480	967,324,601	878,046,063
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
Core Equity Fund	2023 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$55.93	68.01	55.11	48.14	37.97	43.21
Income (loss) from investment operations:
Net investment income	0.48	0.81	0.72	0.71	0.72	0.68
Net realized and unrealized gains (losses)	8.24	(12.06)	14.36	7.22	10.32	(3.46)
Total from investment operations	8.72	(11.25)	15.08	7.93	11.04	(2.78)
Less distributions to shareholders from:
Net investment income	-	(0.76)	(0.69)	(0.71)	(0.66)	(0.67)
Net realized gain	-	(0.07)	(1.49)	(0.25)	(0.21)	(1.79)
Total distributions to shareholders:	-	(0.83)	(2.18)	(0.96)	(0.87)	(2.46)
Net asset value, end of period	$64.65	55.93	68.01	55.11	48.14	37.97
Total return (a)	15.59%	(16.58)%	27.44%	16.54%	29.11%	(6.61)%
Net assets, end of period (000s omitted)	$812,550	718,170	879,589	616,984	543,171	456,874
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k)	0.26%	0.26%	0.29%	0.31%	0.35%	0.38%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k)	1.67%	1.50%	1.13%	1.49%	1.54%	1.47%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k)	1.03%	0.86%	0.52%	0.90%	0.99%	0.95%
Portfolio turnover rate (excluding short-term securities)	47.71%	62.80%	33.97%	37.16%	33.73%	34.64%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2023, the investment advisory fee, net of voluntary waivers, decreased to 0.25%. Also effective April 1, 2023, the Adviser increased the voluntary waiver to 0.65%.
(e)	Effective January 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.28%. Also effective January 1, 2023, the Adviser decreased the voluntary waiver to 0.62%.
(f)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.27%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.63%.
(g)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.26%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.64%.
(h)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.25%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.65%.
(i)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.30%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.60%.
(j)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.31%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.59%.
(k)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.35%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.55%.
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
Select Equity Fund	2023 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.08	19.76	20.09	18.45	14.90	18.92
Income (loss) from investment operations:
Net investment income	0.02	0.03	0.07	0.11	0.14	0.07
Net realized and unrealized gains (losses)	1.25	(4.37)	2.20	1.95	3.79	(2.37)
Total from investment operations	1.27	(4.34)	2.27	2.06	3.93	(2.30)
Less distributions to shareholders from:
Net investment income	-	-	(0.06)	(0.11)	(0.11)	(0.07)
Net realized gain	-	(0.34)	(2.54)	(0.31)	(0.27)	(1.65)
Total distributions to shareholders:	-	(0.34)	(2.60)	(0.42)	(0.38)	(1.72)
Net asset value, end of period	$16.35	15.08	19.76	20.09	18.45	14.90
Total return (a)	8.42%	(22.01)%	11.77%	11.25%	26.40%	(12.49)%
Net assets, end of period (000s omitted)	$391,245	364,947	534,067	455,974	373,425	305,921
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j)	0.97%	0.94%	0.88%	0.94%	0.98%	1.03%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j)	0.25%	0.16%	0.26%	0.70%	0.64%	0.33%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j)	(0.13)%	(0.25)%	(0.21)%	0.29%	0.27%	0.01%
Portfolio turnover rate (excluding short-term securities)	21.98%	55.76%	109.01%	102.30%	64.32%	63.08%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Annualized for periods less than one year.
(d)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.97%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.38%.
(e)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.93%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.42%.
(f)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, increased to 0.89%. Also effective October 1, 2021, the Adviser decreased the voluntary waiver to 0.46%.
(g)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.87%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.48%.
(h)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.91%. Also effective October 1, 2020, the Adviser increased the voluntary waiver to 0.44%.
(i)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.95%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.40%.
(j)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.98%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.37%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
Tax-Exempt Bond Fund	2023 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.59	10.17	10.14	10.13	9.82	10.21
Income (loss) from investment operations:
Net investment income	0.19	0.34	0.36	0.39	0.40	0.42
Net realized and unrealized gains (losses)	0.07	(1.50)	0.03	0.03	0.34	(0.26)
Total from investment operations	0.26	(1.16)	0.39	0.42	0.74	0.16
Less distributions to shareholders from:
Net investment income	(0.19)	(0.35)	(0.36)	(0.41)	(0.43)	(0.45)
Net realized gain	-	(0.07)	-	-	-	(0.10)
Total distributions to shareholders:	(0.19)	(0.42)	(0.36)	(0.41)	(0.43)	(0.55)
Net asset value, end of period	$8.66	8.59	10.17	10.14	10.13	9.82
Total return (a)	3.07%	(11.39)%	3.89%	4.26%	7.69%	1.59%
Net assets, end of period (000s omitted)	$670,917	565,634	732,494	616,839	603,277	529,485
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.29%	0.27%	0.28%	0.29%	0.32%	0.34%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h)	4.48%	3.79%	3.52%	3.85%	4.05%	4.22%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h)	4.17%	3.46%	3.20%	3.54%	3.77%	3.96%
Portfolio turnover rate (excluding short-term securities)	38.21%	29.22%	16.91%	17.21%	12.53%	11.36%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Annualized for periods less than one year.
(d)	Effective January 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.29%. Also effective January 1, 2023, the Adviser decreased the voluntary waiver to 0.31%.
(e)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.28%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.32%.
(f)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.27%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.33%.
(g)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.29%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.31%.
(h)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.32%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.28%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
International Fund	2023 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.81	21.14	20.16	17.28	14.08	17.23
Income (loss) from investment operations:
Net investment income	0.27	0.34	0.36	0.20	0.29	0.30
Net realized and unrealized gains (losses)	1.78	(4.45)	2.68	3.07	3.43	(2.70)
Total from investment operations	2.05	(4.11)	3.04	3.27	3.72	(2.40)
Less distributions to shareholders from:
Net investment income	-	(0.16)	(0.42)	(0.17)	(0.30)	(0.29)
Net realized gain	-	(0.06)	(1.64)	(0.22)	(0.22)	(0.46)
Total distributions to shareholders:	-	(0.22)	(2.06)	(0.39)	(0.52)	(0.75)
Net asset value, end of period	$18.86	16.81	21.14	20.16	17.28	14.08
Total return (a)	12.19%	(19.45)%	15.39%	19.02%	26.47%	(14.01)%
Net assets, end of period (000s omitted)	$967,325	878,046	1,090,945	867,784	711,851	524,708
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k)	0.70%	0.66%	0.65%	0.66%	0.68%	0.68%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k)	2.52%	1.99%	1.61%	1.17%	1.88%	1.79%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k)	2.22%	1.65%	1.26%	0.83%	1.56%	1.47%
Portfolio turnover rate (excluding short-term securities)	11.38%	73.81%	39.50%	39.61%	49.69%	19.57%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2023, the investment advisory fee, net of voluntary waivers, decreased to 0.70%. Also effective April 1, 2023, the Adviser increased the voluntary waiver to 0.30%.
(e)	Effective January 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.71%. Also effective January 1, 2023, the Adviser decreased the voluntary waiver to 0.29%.
(f)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.70%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.30%.
(g)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.65%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.35%.
(h)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.60%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.40%.
(i)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.67%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.33%.
(j)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective October 1, 2020, the Adviser decreased the voluntary waiver to 0.32%.
(k)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.35%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
(1)    Organization
Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund ("Select Equity Fund"), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund, the “Funds”).  Clearwater Management Co., Inc. (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers.  The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future.  The investment objective of the Core Equity, Select Equity and International Funds is long-term capital growth.  The investment objective of the Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.
Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser.  FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.
The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.
Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles.  The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers.  The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”) and AQR Capital Management, LLC (“AQR”).  The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 40% to 60% of the Fund’s total assets will be allocated to Parametric and the remaining assets will be allocated to AQR.  Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of an underlying index (the “Index”) as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the Index at any given time. Effective June 17, 2022, the Fund changed the Index for Parametric’s portion of the Fund’s assets from the Russell 1000® Index to the S&P 500® Index. Parametric is expected to implement the portfolio transition associated with this change (in particular, the sale of holdings that are not S&P 500® Index constituents) over a period of one to three years. The actual length of time required to effect the transition will depend on market conditions, among other factors. The Russell 1000® Index continues to be the Fund’s benchmark. In addition, as noted above, FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
13	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
Under normal market conditions, the Select Equity Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Fund invests consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies. The Fund may obtain exposure to equity securities through investment in exchange-traded funds and other investment companies. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Cooke & Bieler, L.P., Jackson Square Partners, LLC, Parametric, Pzena Investment Management LLC, Rice Hall James & Associates, LLC and Wasatch Global Investors. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s five other subadvisers that provide day-to-day management of the Fund. The percentage of the Fund’s assets allocated to Parametric will change from time to time in the discretion of the Adviser and could be higher or lower in the future. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management to the Fund: MacKay Shields LLC and Sit Fixed Income Advisors II, LLC. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the U.S. and doing a substantial amount of business outside the U.S. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers).  In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on
14	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
futures contracts for speculative purposes. The Fund uses a “multi-style, multi-manager” approach. The Fund’s assets are allocated to different subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership, WCM Investment Management, LLC and LSV Asset Management. The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 25% of the Fund’s assets will be allocated to Parametric, and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
(2)    Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”
The significant accounting policies followed by the Funds are as follows:
(a)     Investments in Securities
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities are valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.  Shares of open end investment companies are valued at their daily net asset value (“NAV”). Shares of closed-end funds and exchange traded funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
With respect to the Funds' investments that do not have readily available market quotations, the Board of Trustees has designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. This may occur particularly with respect to certain foreign equity securities held by a Fund, whereby the valuation designee may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.
15	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
Non cash dividends are recognized as investment income at the fair value of the property received.
Participatory notes in which the International Fund invests are financial instruments that must have Indian securities as the underlying assets. Brokers and foreign institutional investors registered with the Securities and Exchange Board of India (SEBI) issue the participatory notes and invest on behalf of the foreign investors. Brokers must report their participatory note issuance status to the regulatory board each quarter. The notes allow foreign investors to participate in the Indian markets without registering with the SEBI. Participatory notes are categorized within the Level 1 of the fair value hierarchy.
(b)    Foreign Currency Translation
The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are recorded within net realized gain (loss) on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain (loss) on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.
(c)    Futures Contracts
The Tax-Exempt Bond Fund invests in long and short financial futures contracts for hedging purposes or to gain exposure to interest rate risk. When used as a hedge, the Fund will purchase and sell various kinds of futures contracts. The Fund will also enter into closing purchase and sale transactions with respect to any such futures contracts. The futures contracts may be based on various interest rates or indices. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time the Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian or broker of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized appreciation or depreciation. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts within Net realized gain (loss) on: Futures contracts, and any unrealized gains or losses on open futures contracts within Net increase (decrease) in unrealized appreciation/depreciation on: Futures contracts. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.
16	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
(d)    Forward Foreign Currency Exchange Contracts
The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded on forward foreign currency exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. The International Fund records any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are recorded within Net realized gain (loss) on forward foreign currency exchange contracts on the Statements of Operations. Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the counterparty to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. There were no outstanding forward foreign currency exchange contracts as of June 30, 2023. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.
(e)    Spot Contracts
The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in translation of other assets and liabilities denominated in foreign currencies within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. Unrealized gains or losses on outstanding spot contracts are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.
(f)    Master Limited Partnerships
The International Fund invests in Master Limited Partnerships (“MLPs”). The benefits derived from the Fund's investments in MLPs are largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing
17	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.
(g)    Delayed Delivery Transactions and When-Issued Securities
Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.
(h)     Short-Term Investments
The Core Equity, Select Equity, Tax-Exempt Bond and International Funds currently invest in Institutional Shares of the U.S. Government Select Portfolio, a money market portfolio of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises.
(i)     Recoverable Taxes
The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclaims. All reclaims are paid directly to the applicable Funds.
(j)    Federal Taxes
The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption deferred foreign capital gains taxes payable and as a reduction in net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in net realized gain (loss) on security transactions.
Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2019, 2020, 2021 and 2022 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.  Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income
18	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Funds.  The Trust has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The tax character of distributions by the Funds during the years ended December 31, 2022 and 2021 was as follows:

	Tax-Exempt		Ordinary Income*
	2022	2021	2022	2021
Core Equity Fund	$ —	$ —	$ 9,858,156	$ 8,635,604
Select Equity Fund	—	—	3,612,091	20,817,295
Tax-Exempt Bond Fund	24,829,757	23,486,921	398,516	44,388
International Fund	—	—	8,561,325	28,115,277

	Long-Term Capital Gains**
	2022	2021
Core Equity Fund	$ 893,896	$ 18,748,250
Select Equity Fund	4,513,527	41,714,145
Tax-Exempt Bond Fund	4,760,355	—
International Fund	3,026,118	69,470,296

*	In addition to the ordinary income distributions, during 2022 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of ordinary income in the following amounts:

Core Equity Fund	$ 261,777
Select Equity Fund	$ 2,310
International Fund	$ 1,709,406

**	In addition to the long-term capital gain distributions, during 2022 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of long-term capital gains in the following amounts:

19	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023

Tax-Exempt Bond Fund	$ 989,083

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$ 1,277,871	$ 674,059	$ —	$ 2,015,876
Accumulated capital losses and other	(8,577,516)	(39,762,181)	(3,009,914)	(17,776,353)
Unrealized appreciation/depreciation	265,798,011	(34,937,403)	(87,037,428)	137,104,999
Other temporary differences	—	—	(257,010)	—
Total	$ 258,498,366	$ (74,025,525)	$ (90,304,352)	$ 121,344,522
Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. The primary reasons for permanent differences are the Funds use of equalization accounting whereby a portion of redemption payments were treated as distributions and realized gains on in-kind redemptions that are not recognized for tax purposes. These reclassifications have no impact on the total net assets or the NAV per share of the Funds. At December 31, 2022, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Distributable earnings	$ (44,995,880)	$ (21,302,052)	$ (845,990)	$ (23,324,065)
Additional paid-in capital	44,995,880	21,302,052	845,990	23,324,065
(k)     Distributions to Shareholders
Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Select Equity and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders. During the year ended December 31, 2022, the Core Equity, Select Equity and International Funds utilized equalization accounting with respect to distributions to shareholders, in order to keep remaining shareholders’ interest in undistributed income from being affected.
20	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
(l)    Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(m)     Indemnification
Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims. The Funds believe that the likelihood of any such claims is remote.
(n)    Cash and Restricted Cash
Cash, including cash denominated in foreign currencies, represents cash on hand and demand deposits held at financial institutions. Cash equivalents include short-term, highly liquid investments of sufficient credit quality that are readily convertible to known amounts of cash and have original maturities of three months or less. Cash equivalents are carried at cost, plus accrued interest, which approximates fair value. Cash equivalents are held to meet short-term liquidity requirements, rather than for investment purposes. Cash and cash equivalents are held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.
Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Funds consider cash collateral posted with counterparties for derivative contracts to be restricted cash.
(3)    Fair Value Measurements
Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a). These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
21	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of June 30, 2023.
Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 807,737,393	$ —	$ —	$ 807,737,393
Escrows	—	—	—*	—
Rights	—	—	—*	—
Short-Term Investments	4,948,237	—	—	4,948,237
Total	$ 812,685,630	$ —	$ —	$ 812,685,630

* Security has been deemed worthless and is a Level 3 investment.
(a) For the Core Equity Fund, the investment value is comprised of equity securities, escrows, rights and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above.
There were no significant Level 3 valuations at June 30, 2023.
Select Equity Fund (b)
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 380,374,431	$ —	$ —*	$ 380,374,431
Escrows	—	—	—*	—
Short-Term Investments	11,988,436	—	—	11,988,436
Total	$ 392,362,867	$ —	$ —	$ 392,362,867

* Security has been deemed worthless and is a Level 3 investment.
(b) For the Select Equity Fund, the investment value is comprised of equity securities, escrows and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
There were no significant Level 3 valuations at June 30, 2023.
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 24,503,427	$ —	$ —	$ 24,503,427
Municipal Bonds
Alabama	—	1,083,948	—	1,083,948
22	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Alaska	$ —	$ 910	$ —	$ 910
Arizona	—	10,956,159	—	10,956,159
Arkansas	—	711,135	—	711,135
California	—	32,527,487	—	32,527,487
Colorado	—	29,892,143	—	29,892,143
Connecticut	—	2,651,874	—	2,651,874
District of Columbia	—	10,056,860	—	10,056,860
Florida	—	89,894,925	—	89,894,925
Georgia	—	5,896,572	—	5,896,572
Idaho	—	5,200,275	—	5,200,275
Illinois	—	30,171,049	—	30,171,049
Indiana	—	14,417,480	—	14,417,480
Iowa	—	6,813,633	—	6,813,633
Kansas	—	2,242,573	—	2,242,573
Kentucky	—	1,500,229	—	1,500,229
Louisiana	—	13,127,384	—	13,127,384
Maine	—	2,479,894	—	2,479,894
Maryland	—	5,902,309	—	5,902,309
Massachusetts	—	14,403,510	—	14,403,510
Michigan	—	21,389,201	—	21,389,201
Minnesota	—	12,364,982	—	12,364,982
Mississippi	—	3,031,824	—	3,031,824
Missouri	—	7,401,886	—	7,401,886
Montana	—	3,033,211	—	3,033,211
Nebraska	—	2,888,699	—	2,888,699
Nevada	—	4,848,495	—	4,848,495
New Hampshire	—	3,950,015	—	3,950,015
New Jersey	—	20,559,620	—	20,559,620
New Mexico	—	11,018,435	—	11,018,435
New York	—	39,142,305	—	39,142,305
North Carolina	—	8,093,665	—	8,093,665
North Dakota	—	3,952,542	—	3,952,542
Ohio	—	27,786,202	—	27,786,202
Oklahoma	—	5,101,367	—	5,101,367
Oregon	—	5,907,882	—	5,907,882
Pennsylvania	—	11,229,264	—	11,229,264
Rhode Island	—	897,107	—	897,107
South Carolina	—	6,537,130	—	6,537,130
South Dakota	—	1,509,355	—	1,509,355
Tennessee	—	14,291,954	—	14,291,954
Texas	—	56,174,683	—	56,174,683
Utah	—	29,200,680	—	29,200,680
Vermont	—	394,920	—	394,920
Virginia	—	6,844,574	—	6,844,574
Washington	—	7,647,351	—	7,647,351
West Virginia	—	4,365,111	—	4,365,111
Wisconsin	—	14,526,950	—	14,526,950
Short-Term Investments	31,934,300	7,990,539	—	39,924,839
Total	$ 56,437,727	$ 622,010,298	$ —	$ 678,448,025
23	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
(c) For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has designated to the Adviser the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s NAV is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s NAV is calculated.
Tax-Exempt Bond Fund Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$1,836,618	$ —	$ —	$ 1,836,618
The futures contracts outstanding at June 30, 2023 are considered Level 1 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Futures contracts are shown on a gross basis in the above table, but the net increase/(decrease) in unrealized appreciation/(depreciation) on futures contracts is shown on the Statements of Operations.
	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks
Indonesia	$ —	$ 1,707,796	$ —	$ 1,707,796
Israel	—	2,624,393	—	2,624,393
Russia	—	—	—*	—
Thailand	—	1,159,765	—	1,159,765
Turkey	—	1,608,411	—	1,608,411
All other countries	907,541,694	—	—	907,541,694
Participatory Notes	4,593,539	—	—	4,593,539
Preferred Stocks	6,671,816	—	—	6,671,816
Rights	2,472	—	—	2,472
Short-Term Investments	49,335,458	—	—	49,335,458
Total	$ 968,144,979	$ 7,100,365	$ —	$ 975,245,344

* Security has been deemed worthless and is a Level 3 investment.
(d) For the International Fund, the investment value is comprised of equity securities, participatory notes, preferred stocks, rights and short-term investments. See the Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
There were no significant Level 3 valuations at June 30, 2023.
24	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
(4)    Investment Security Transactions
The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2023, were as follows:
	Purchases	Sales
Core Equity Fund	$ 358,538,061	$ 368,360,038
Select Equity Fund	80,854,842	84,018,348
Tax-Exempt Bond Fund	318,109,683	222,582,684
International Fund	102,933,071	123,248,590

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in passive foreign investment companies.
At June 30, 2023, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Funds	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Core Equity Fund	$ 364,197,125	$ (1,920,334)	$ 362,276,791	$ 450,408,839
Select Equity Fund	52,052,154	(47,260,225)	4,791,929	387,570,938
Tax-Exempt Bond Fund	7,466,764	(78,396,278)	(70,929,514)	751,214,157
International Fund	265,954,762	(49,916,639)	216,038,123	759,207,221

(5)    Capital Share Transactions
Transactions in capital shares for the six months ended June 30, 2023 and the fiscal year ended December 31, 2022 were as follows:
	Core Equity Fund		Select Equity Fund
	2023	2022	2023	2022
Sold	581,559	3,253,680	581,810	6,428,117
Issued for reinvestment of distributions	—	185,284	—	529,356
Redeemed	(854,293)	(3,531,380)	(857,843)	(9,785,689)
Net increase (decrease)	(272,734)	(92,416)	(276,033)	(2,828,216)

25	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
	Tax-Exempt Bond Fund		International Fund
	2023	2022	2023	2022
Sold	25,041,614	28,665,852	1,289,079	9,105,670
Issued for reinvestment of distributions	1,619,604	3,372,319	—	678,819
Redeemed	(14,985,903)	(38,269,711)	(2,227,686)	(9,177,483)
Net increase (decrease)	11,675,315	(6,231,540)	(938,607)	607,006
(6)    Capital Loss Carryforward
For the period subsequent to October 31, 2022 through the fiscal year ended December 31, 2022, the Tax-Exempt Bond Fund incurred net capital losses, and/or Section 988 currency losses, which the Fund intends to treat as having been incurred in the following fiscal year of $3,009,914.
At December 31, 2022, the Funds had the following short term capital loss carry-forwards and long term capital loss carry forwards available to offset future net capital gains which do not expire. Future utilization of the capital loss carry-forward may be limited. During the year ended December 31, 2022, the Tax-Exempt Bond Fund utilized $2,520,272 in capital loss carryforwards to offset capital gains.
	Short-Term	Long-Term	Total
Core Equity Fund	$ 5,962,900	$ —	$ 5,962,900
Select Equity Fund	30,078,156	5,527,357	35,605,513
International Fund	13,325,523	—	13,325,523
(7)    Expenses and Related-Party Transactions
The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund each pay an investment advisory fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. Management fees are calculated and accrued daily, and are paid quarterly. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary
26	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
expenses. The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. For the period ending June 30, 2023, voluntary waivers on management fees were as follows:
	Management Fees Voluntary Waivers
	Voluntary Waiver % Prior to April 1, 2023	Voluntary Waiver % Effective April 1, 2023
Core Equity Fund	(0.62)	(0.65)
Select Equity Fund	(0.38)	(0.38)
Tax-Exempt Bond Fund	(0.31)	(0.31)
International Fund	(0.29)	(0.30)
Effective July 1, 2022, the net management fees actually paid for the Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund due to the Adviser’s modification of the voluntary waivers for those Funds were 0.27%, 0.97%, 0.28% and 0.70%, respectively. Effective January 1, 2023, the net management fees actually paid for the Core Equity Fund, Tax-Exempt Bond Fund and International Fund due to the Adviser’s modification of the voluntary waivers for those Funds were 0.28%, 0.29% and 0.71%, respectively. Effective April 1, 2023, the net management fees actually paid for the Core Equity Fund and International Fund due to the Adviser’s modification of the voluntary waivers for those Funds were 0.25% and 0.70%, respectively.
The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.
In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or  other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios and are excluded from the voluntary waivers described above.
The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser.
The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser.
27	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
(8)    Derivative Instruments
Information concerning the types of derivatives in which the Tax-Exempt Bond Fund and International Fund invest, the objectives for using them and their related risks can be found in Note 2 (c) and (d). Below are the types of derivatives held in the Tax-Exempt Bond Fund and International Fund by location as presented in the Statements of Assets and Liabilities as of June 30, 2023, with additional detail on the net amounts impacting the Statements of Assets and Liabilities. The futures contracts presented below are not subject to master netting agreements or other similar agreements.
ASSETS				LIABILITIES
Name of Fund	Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value	Counterparty
Tax-Exempt Bond Fund	Futures contracts	Unrealized appreciation on futures contracts	$1,836,618*	Unrealized depreciation on futures contracts	$ —	RBC Capital Markets, LLC

*	Represents cumulative appreciation/depreciation on futures contracts as in the Schedules of Investments. Only the variation margin receivable/payable is reported within the Statements of Assets and Liabilities for futures contracts.
The following table sets forth, by primary risk exposure, the Tax-Exempt Bond Fund's net realized gain (loss) and net increase (decrease) in appreciation/depreciation on futures contracts for the six months ended June 30, 2023:
Name of Fund	Derivative Type	Statements of Operations Location	Value	Name of Fund	Derivative Type	Statements of Operations Location	Value
Tax-Exempt Bond Fund	Futures contracts	Net realized gain (loss) on futures contracts	$ 425,425	Tax-Exempt Bond Fund	Futures contracts	Net increase (decrease) in unrealized appreciation/ depreciation on futures contracts	$ 665,719

Derivative transactions are measured in terms of the notional amount. The following table presents, for the Tax-Exempt Bond Fund, the number of transactions and weighted average notional amount of futures contracts, which is indicative of the volume of derivative activity, for the six months ended June 30, 2023.
Tax-Exempt Bond Fund
Future Contracts
Number of Transactions	Weighted Average Notional Amount
2,099	$ 24,770,626
(9)    Short-term Financing
ReFlow Fund, LLC ("ReFlow") provides each Fund with a potential source of cash to meet net shareholder redemptions through share purchases for a fee. The Fund then generally redeems those shares when it experiences net sales. The shares may be redeemed in-kind in accordance with the Fund’s redemption in-kind policies. The Fund is generally required to redeem the shares purchased by ReFlow within 30 days (15 days if redeemed in-kind). As such, the proceeds received from ReFlow’s purchase of fund shares is treated as a liability on the Statements of Assets and Liabilities. The fee paid on outstanding shares owned by ReFlow is based on an auction starting at a
28	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
minimum bid of 0.20% prior to May 1, 2023, and 0.14% therefter, and is paid by the Adviser under the unified advisory fee agreement. For the six months ended June 30, 2023, the Core Equity Fund had total redemptions in kind of $20,465,277, resulting in realized gains of $13,358,946. For the six months ended June 30, 2023, the International Fund had total redemptions in kind of $12,273,512, resulting in realized gains of $6,919,760. These realized gains are not recognized for tax purposes as discussed in Note 2. During the period ended June 30, 2023, the Funds had the following activity:
	Average Amount Oustanding for Days in Use	Days Used
Core Equity Fund	$ 10,879	77
International Fund	28,438	55

(10)  Portfolio Securities Loaned
The Select Equity Fund and the International Fund participate in a securities lending program and have loaned portions of their investment portfolios during the period ended June 30, 2023. Under the program, the Funds loan securities to borrowers who post collateral for those loaned securities. The Securities Finance Trust Company serves as the Funds’ securities lending agent (the lending agent) who operates and maintains the securities lending program. The loans are governed by a securities lending agreement between the lending agent, acting on behalf of the Funds, and each borrowing counterparty. The fair value of securities on loan as of June 30, 2023 is recognized within investments in securities, at fair value, on the Statements of Assets and Liabilities.
Each borrower receives a negotiated interest rate, which is generally referred to as the rebate rate, on the cash that it delivers to the Funds as collateral for the securities loaned and agrees to pay a negotiated rate with respect to the loaned securities. The amount of these rates for each securities lending transaction may differ depending on several factors, including the demand for the security, tax considerations and the credit quality of the borrower. A net payment is generally made by the borrower with respect to these rates upon termination of the loan (the Net Rate). The value of the securities loan will be marked-to-market daily, and the borrower will be required to provide additional collateral if the posted amount falls below certain negotiated levels, and the lending agent (on behalf of the Funds) will be required to return collateral to the borrower if the amount of collateral posted is greater than such negotiated levels.
During the reporting period, the cash collateral received from borrowers related to the Funds’ securities lending activities was invested in the Institutional Shares of Fidelity Investments Money Market Government Portfolio and the daily residual was swept into the Northern Institutional Fund-U.S Government Select Portfolio. The short-term investments purchased with the cash collateral in the amount of $154,000 and $12,851,786 are included in Investments in Securities on the Statements of Assets and Liabilities of the Select Equity Fund and International Fund, respectively.
The Funds provide compensation to the lending agent in connection with operating and maintaining the securities lending program. The lending agent is compensated in an amount of 15% of gross revenues for the 12 month period commencing as of implementation date. The fee will then be increased to 20% for the first $1 million of gross
29	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2023
revenues and 15% of any gross revenues in excess of $1 million. The revenues derived from the securities lending activities of the Funds depend on many factors, including the value of the securities available to be loaned, the demand for the securities available to be loaned, the actual percentage of the Fund’s securities that are on loan (the utilization rate), the amount earned from the investment of any collateral and the amount of the fees or profit retained by the lending agent. All compensation, costs and expenses associated with the securities lending program are considered transaction charges that are borne by the Funds and are not an obligation of the Manager under the securities lending agency agreement. These transaction charges are netted with the income from securities lending and included in net income from securities loaned on the accompanying Statements of Operations.
The Funds’ securities lending program involves certain risks, including counterparty or borrower risk, collateral investment risk, replacement risk, operational, legal, tax and accounting risks. In the event the borrower does not meet its contractual obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.
The following is information on the securities lending activities by the lending agent as of June 30, 2023:
	Gross Amounts of Securities Loaned in Statement of Assets and Liabilities	% of Net Assets	Cash Collateral Received
Select Equity Fund	$ 150,360	0.04%	$ 154,000
International Fund	11,499,949	1.19%	12,851,786
At June 30, 2023, there were no offsetting of securities and they are presented on a gross basis.
(11)  Recent Market Events
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and global macro factors including the impact of global diseases and related public health issues, growth concerns in the U.S. and overseas, rising interest rates, trade tensions, and the war between Russia and Ukraine. In particular, the events have resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, cancellations and market declines. Related political, social and economic disruptions may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
(12)   Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements were issued and has concluded that there are no additional events that require financial statement disclosure and/or adjustments to the financial statements.
30	(Continued)

Review of Liquidity Risk Management Program
The Trust has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act that applies to each series of the Trust (each series, a “Fund”). The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board has designated the Trust’s Valuation and Liquidity Committee to administer the Program (the “Program Administrator”). Certain aspects of the Program may rely on third parties to perform certain functions.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
At a meeting of the Board on March 3, 2023, the Program Administrator provided a written report to the Board (the “Annual Report”) addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, for the period from January 1, 2022 through December 31, 2022. Among other things, the Annual Report and related materials discussed: (i) the results of the liquidity risk assessment undertaken by the Program Administrator; (ii) the liquidity classification process and the roles of various parties in classifying a Fund’s investments into liquidity categories; (iii) the level of Fund investments classified as highly liquid; and (iv) the level of Fund investments classified as illiquid. The Annual Report indicated that the Program Administrator considers the Program to be operating effectively to assess and manage each Fund’s liquidity risk, and further believes that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other risks to which it may be subject.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
10,603	ACTIVISION BLIZZARD, INC.(b)	$ 471,997	893,833
130,692	ALPHABET, INC., CLASS A(b)	5,031,789	15,643,832
84,721	ALPHABET, INC., CLASS C(b)	3,743,298	10,248,699
93,617	AT&T, INC.	1,461,042	1,493,191
1,429	CHARTER COMMUNICATIONS, INC., CLASS A(b)	491,189	524,972
3,318	CINEMARK HOLDINGS, INC.(b)	38,609	54,747
67,600	COMCAST CORP., CLASS A	1,026,668	2,808,780
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	28,438
8,300	ELECTRONIC ARTS, INC.	116,945	1,076,510
8,774	INTERPUBLIC GROUP OF (THE) COS., INC.	210,912	338,501
183	LIBERTY GLOBAL PLC, CLASS A(b)(c)	1,707	3,085
200	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	9,058	15,056
1,900	LIVE NATION ENTERTAINMENT, INC.(b)	130,374	173,109
17,000	LUMEN TECHNOLOGIES, INC.	166,982	38,420
4,549	MATCH GROUP, INC.(b)	167,548	190,376
48,955	META PLATFORMS, INC., CLASS A(b)	4,873,957	14,049,106
5,874	NETFLIX, INC.(b)	1,261,830	2,587,438
2,675	NEWS CORP., CLASS A	12,252	52,163
2,595	OMNICOM GROUP, INC.	81,950	246,914
6,900	PARAMOUNT GLOBAL, CLASS B	121,966	109,779
59,796	PLAYTIKA HOLDING CORP.(b)(c)	548,886	693,634
2,000	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	216,815	294,320
9,937	T-MOBILE U.S., INC.(b)	535,402	1,380,249
58,383	VERIZON COMMUNICATIONS, INC.	1,928,333	2,171,264
24,418	WALT DISNEY (THE) CO.(b)	477,665	2,180,039
28,702	WARNER BROS. DISCOVERY, INC.(b)	341,298	359,923
		23,489,522	57,656,378	7.10%
Consumer Discretionary:
9,498	ADT, INC.	36,940	57,273
143,577	AMAZON.COM, INC.(b)	9,799,159	18,716,698
3,400	APTIV PLC(b)(c)	303,982	347,106
26,009	AUTONATION, INC.(b)	3,121,479	4,281,341
1,324	AUTOZONE, INC.(b)	1,581,870	3,301,209
31,097	BATH & BODY WORKS, INC.	844,151	1,166,137
22,983	BEST BUY CO., INC.	1,428,185	1,883,457
1,400	BIG LOTS, INC.	15,477	12,362
1,289	BOOKING HOLDINGS, INC.(b)	2,757,890	3,480,725
26,163	BORGWARNER, INC.	1,043,497	1,279,632
1,674	BRUNSWICK CORP.	133,766	145,035
7,135	CAPRI HOLDINGS LTD.(b)(c)	300,896	256,075
2,168	CARMAX, INC.(b)	58,264	181,462
12,700	CARNIVAL CORP.(b)	108,018	239,141
400	CHIPOTLE MEXICAN GRILL, INC.(b)	558,552	855,600
1,500	D.R. HORTON, INC.	141,608	182,535
1,700	DARDEN RESTAURANTS, INC.	112,210	284,036
2,114	DICK'S SPORTING GOODS, INC.	269,782	279,450
9,400	EBAY, INC.	268,054	420,086
1,700	ETSY, INC.(b)	171,182	143,837
12,508	EXPEDIA GROUP, INC.(b)	1,162,573	1,368,250
22,163	FORD MOTOR CO.	72,511	335,326
2,200	GARMIN LTD.(c)	40,557	229,438
102,322	GENERAL MOTORS CO.	3,376,160	3,945,536
3,450	GENUINE PARTS CO.	102,424	583,844
82,005	H&R BLOCK, INC.	2,820,077	2,613,499
1,600	HANESBRANDS, INC.	7,886	7,264
426	HASBRO, INC.	12,602	27,592
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	232,880
21,226	HOME DEPOT (THE), INC.	4,153,939	6,593,645
2,535	LAS VEGAS SANDS CORP.(b)	21,685	147,030
945	LEAR CORP.	129,908	135,655
8,488	LENNAR CORP., CLASS A	853,459	1,063,631
18,920	LKQ CORP.	587,037	1,102,468
13,685	LOWE'S COS., INC.	2,611,185	3,088,704
109,599	MACY'S, INC.	2,032,932	1,759,064
2,938	MARRIOTT INTERNATIONAL, INC., CLASS A	61,838	539,681
See accompanying notes to financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
7,902	MCDONALD'S CORP.	$ 949,776	2,358,036
6	MGM RESORTS INTERNATIONAL	186	264
700	MOHAWK INDUSTRIES, INC.(b)	36,477	72,212
4,915	NEWELL BRANDS, INC.	52,223	42,761
16,667	NIKE, INC., CLASS B	999,736	1,839,537
10,787	NORDSTROM, INC.	166,660	220,810
518	NVR, INC.(b)	2,038,923	3,289,621
4,266	PENN ENTERTAINMENT, INC.(b)	106,516	102,512
8,786	PENSKE AUTOMOTIVE GROUP, INC.	1,159,420	1,464,011
600	PLANET FITNESS, INC., CLASS A(b)	30,204	40,464
870	POOL CORP.	187,171	325,937
28,033	PULTEGROUP, INC.	1,342,401	2,177,603
1,110	PVH CORP.	81,249	94,317
2,443	ROSS STORES, INC.	224,440	273,934
22,087	ROYAL CARIBBEAN CRUISES LTD.(b)	860,666	2,291,305
23,500	STARBUCKS CORP.	154,545	2,327,910
17,306	TAPESTRY, INC.	564,920	740,697
40,892	TESLA, INC.(b)	8,550,928	10,704,299
3,202	THOR INDUSTRIES, INC.	252,565	331,407
20,088	TJX (THE) COS., INC.	85,607	1,703,262
56,932	TOLL BROTHERS, INC.	3,272,633	4,501,613
600	TRACTOR SUPPLY CO.	111,014	132,660
34,547	TRAVEL + LEISURE CO.	1,262,960	1,393,626
1,951	ULTA BEAUTY, INC.(b)	884,877	918,131
6,793	VF CORP.	81,861	129,678
2,000	WENDY'S (THE) CO.	28,853	43,500
15,254	WILLIAMS-SONOMA, INC.	1,830,184	1,908,886
1,554	WYNN RESORTS LTD.	31,066	164,118
		66,565,409	100,879,815	12.41%
Consumer Staples:
60,492	ALTRIA GROUP, INC.	2,719,384	2,740,288
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	778,268
100	BROWN-FORMAN CORP., CLASS B	6,370	6,678
10,068	CHURCH & DWIGHT CO., INC.	241,887	1,009,116
69,073	COCA-COLA (THE) CO.	1,562,344	4,159,576
9,380	COLGATE-PALMOLIVE CO.	630,848	722,635
2,300	CONAGRA BRANDS, INC.	40,014	77,556
1,823	CONSTELLATION BRANDS, INC., CLASS A	251,171	448,695
4,853	COSTCO WHOLESALE CORP.	910,130	2,612,758
4,189	DOLLAR GENERAL CORP.	412,982	711,208
1,924	DOLLAR TREE, INC.(b)	23,650	276,094
3,000	ESTEE LAUDER (THE) COS., INC., CLASS A	618,050	589,140
12,400	GENERAL MILLS, INC.	277,055	951,080
1,642	HERSHEY (THE) CO.	60,568	410,007
4,800	HORMEL FOODS CORP.	43,206	193,056
1,300	J M SMUCKER (THE) CO.	60,305	191,971
5,171	KEURIG DR. PEPPER, INC.	92,976	161,697
3,750	KIMBERLY-CLARK CORP.	334,238	517,725
3,905	KRAFT HEINZ (THE) CO.	34,111	138,627
78,178	KROGER (THE) CO.	2,289,741	3,674,366
1,833	LAMB WESTON HOLDINGS, INC.	73,271	210,703
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	122,122
6,920	MOLSON COORS BEVERAGE CO., CLASS B	310,610	455,613
17,969	MONDELEZ INTERNATIONAL, INC., CLASS A	803,237	1,310,659
2,272	MONSTER BEVERAGE CORP.(b)	64,265	130,504
21,713	PEPSICO, INC.	2,335,657	4,021,682
19,402	PHILIP MORRIS INTERNATIONAL, INC.	1,528,804	1,894,023
400	POST HOLDINGS, INC.(b)	21,172	34,660
32,468	PROCTER & GAMBLE (THE) CO.	1,714,570	4,926,694
116	SEABOARD CORP.	447,309	413,044
7,100	SYSCO CORP.	110,707	526,820
7,013	TARGET CORP.	787,066	925,015
5,580	TYSON FOODS, INC., CLASS A	176,361	284,803
32,318	WALGREENS BOOTS ALLIANCE, INC.	714,528	920,740
45,743	WALMART, INC.	5,379,202	7,189,885
		25,286,020	43,737,508	5.38%
See accompanying notes to financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy:
6,800	BAKER HUGHES CO.	$ 83,252	214,948
300	CHENIERE ENERGY, INC.	26,442	45,708
41,820	CHEVRON CORP.	2,764,533	6,580,377
22,923	CONOCOPHILLIPS	557,203	2,375,052
5,100	COTERRA ENERGY, INC.	81,268	129,030
8,826	DEVON ENERGY CORP.	299,937	426,649
10,099	EOG RESOURCES, INC.	567,987	1,155,730
97,193	EXXON MOBIL CORP.	7,442,956	10,423,949
2,600	HESS CORP.	90,342	353,470
74,104	HF SINCLAIR CORP.	3,309,925	3,305,779
17,112	KINDER MORGAN, INC.	150,868	294,669
9,400	MARATHON OIL CORP.	110,346	216,388
19,600	MARATHON PETROLEUM CORP.	1,708,444	2,285,360
6,935	OCCIDENTAL PETROLEUM CORP.	82,433	407,778
5,800	ONEOK, INC.	148,297	357,976
8,374	PDC ENERGY, INC.	450,731	595,726
6,438	PHILLIPS 66	440,133	614,056
3,156	PIONEER NATURAL RESOURCES CO.	417,339	653,860
9,633	SCHLUMBERGER N.V.	108,848	473,173
2,900	TARGA RESOURCES CORP.	189,675	220,690
27,152	VALERO ENERGY CORP.	2,456,099	3,184,930
43,181	VITESSE ENERGY, INC.	754,193	967,254
11,500	WILLIAMS (THE) COS., INC.	124,134	375,245
		22,365,385	35,657,797	4.39%
Financials:
4,579	AFLAC, INC.	225,517	319,614
8,300	ALLSTATE (THE) CORP.	197,623	905,032
7,933	AMERICAN EXPRESS CO.	715,083	1,381,929
34,540	AMERICAN INTERNATIONAL GROUP, INC.	1,716,479	1,987,432
3,596	AMERIPRISE FINANCIAL, INC.	287,239	1,194,447
2,548	AON PLC, CLASS A	406,718	879,570
3,211	ARCH CAPITAL GROUP LTD.(b)	104,134	240,343
2,300	ARTHUR J. GALLAGHER & CO.	80,002	505,011
4,900	ASSURANT, INC.	218,575	616,028
100	AXIS CAPITAL HOLDINGS LTD.	4,980	5,383
93,602	BANK OF AMERICA CORP.	689,814	2,685,441
10,000	BANK OF NEW YORK MELLON (THE) CORP.	206,454	445,200
40,366	BERKSHIRE HATHAWAY, INC., CLASS B(b)	7,928,396	13,764,806
1,600	BLACKROCK, INC.	1,020,493	1,105,824
8,148	BRIGHTHOUSE FINANCIAL, INC.(b)	346,933	385,808
1,700	BROWN & BROWN, INC.	88,516	117,028
7,747	CAPITAL ONE FINANCIAL CORP.	241,908	847,289
17,908	CHARLES SCHWAB (THE) CORP.	189,651	1,015,026
5,185	CHUBB LTD.(c)	608,428	998,424
200	CINCINNATI FINANCIAL CORP.	20,055	19,464
99,503	CITIGROUP, INC.	4,248,955	4,581,118
4,794	CME GROUP, INC.	685,657	888,280
400	EVEREST RE GROUP LTD.	101,540	136,744
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	351,234
7,900	FIDELITY NATIONAL INFORMATION SERVICES, INC.	142,948	432,130
10,565	FIFTH THIRD BANCORP	109,297	276,909
933	FIRST AMERICAN FINANCIAL CORP.	42,460	53,200
9,784	FISERV, INC.(b)	172,685	1,234,252
300	FLEETCOR TECHNOLOGIES, INC.(b)	52,039	75,324
4,743	GLOBAL PAYMENTS, INC.	413,168	467,280
100	GLOBE LIFE, INC.	11,345	10,962
7,579	GOLDMAN SACHS GROUP (THE), INC.	807,418	2,444,531
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	339,090
1,200	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	26,940	86,424
43,846	HUNTINGTON BANCSHARES, INC.	221,602	472,660
7,005	INTERCONTINENTAL EXCHANGE, INC.	618,916	792,125
50,092	JPMORGAN CHASE & CO.	2,064,862	7,285,381
5,904	KEYCORP	30,107	54,553
32,300	LINCOLN NATIONAL CORP.	703,014	832,048
100	MARKETAXESS HOLDINGS, INC.	23,831	26,142
7,377	MARSH & MCLENNAN COS., INC.	675,052	1,387,466
17,433	MASTERCARD, INC., CLASS A	4,589,692	6,856,399
See accompanying notes to financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
1,300	MERCURY GENERAL CORP.	$ 38,019	39,351
5,731	METLIFE, INC.	201,149	323,973
58,970	MGIC INVESTMENT CORP.	738,906	931,136
2,100	MOODY'S CORP.	584,215	730,212
1,000	MSCI, INC.	462,200	469,290
5,100	NASDAQ, INC.	42,534	254,235
2,700	NORTHERN TRUST CORP.	230,167	200,178
4,061	PAYPAL HOLDINGS, INC.(b)	223,727	270,991
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	896,008
3,673	PRINCIPAL FINANCIAL GROUP, INC.	172,479	278,560
7,588	PROGRESSIVE (THE) CORP.	837,867	1,004,424
5,900	PRUDENTIAL FINANCIAL, INC.	182,566	520,498
1,050	RAYMOND JAMES FINANCIAL, INC.	89,754	108,959
6,699	REGIONS FINANCIAL CORP.	27,215	119,376
4,500	S&P GLOBAL, INC.	1,430,397	1,804,005
1,200	STATE STREET CORP.	76,367	87,816
5,920	STIFEL FINANCIAL CORP.	350,271	353,246
4,496	STONECO LTD., CLASS A(b)(c)	37,028	57,279
64,034	SYNCHRONY FINANCIAL	1,539,789	2,172,033
11,149	T. ROWE PRICE GROUP, INC.	947,961	1,248,911
2,620	TRAVELERS (THE) COS., INC.	93,128	454,989
12,994	TRUIST FINANCIAL CORP.	242,181	394,368
51,719	UNUM GROUP	2,034,228	2,466,996
17,585	US BANCORP	318,503	581,008
29,861	VISA, INC., CLASS A	5,759,145	7,091,390
11,782	W R BERKLEY CORP.	230,551	701,736
51,127	WELLS FARGO & CO.	734,571	2,182,100
278,903	WESTERN UNION (THE) CO.	3,098,238	3,271,532
1,400	WILLIS TOWERS WATSON PLC(c)	296,717	329,700
2,700	ZIONS BANCORP N.A.	52,466	72,522
		52,686,720	87,920,173	10.82%
Health Care:
32,234	ABBOTT LABORATORIES	2,223,601	3,514,151
39,933	ABBVIE, INC.	3,671,317	5,380,173
4,735	AGILENT TECHNOLOGIES, INC.	594,497	569,384
1,653	ALIGN TECHNOLOGY, INC.(b)	406,026	584,567
5,700	AMERISOURCEBERGEN CORP.	95,209	1,096,851
19,236	AMGEN, INC.	3,798,072	4,270,777
193	AVANOS MEDICAL, INC.(b)	3,014	4,933
3,809	BECTON, DICKINSON AND CO.	586,445	1,005,614
3,585	BIOGEN, INC.(b)	971,325	1,021,187
200	BIO-RAD LABORATORIES, INC., CLASS A(b)	85,088	75,824
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,774,152
71,540	BRISTOL-MYERS SQUIBB CO.	4,031,483	4,574,983
2,312	CARDINAL HEALTH, INC.	88,307	218,646
2,500	CATALENT, INC.(b)	134,342	108,400
11,043	CENTENE CORP.(b)	634,692	744,850
11,337	CIGNA GROUP (THE)	2,397,193	3,181,162
25,530	CVS HEALTH CORP.	1,484,100	1,764,889
10,860	DANAHER CORP.	1,071,927	2,606,400
5,332	DENTSPLY SIRONA, INC.	141,306	213,387
6,000	DEXCOM, INC.(b)	87,312	771,060
2,556	ELEVANCE HEALTH, INC.	775,579	1,135,605
13,651	ELI LILLY & CO.	1,771,513	6,402,046
32,791	EXELIXIS, INC.(b)	544,681	626,636
3,782	GE HEALTHCARE TECHNOLOGIES, INC.	169,994	307,250
51,468	GILEAD SCIENCES, INC.	3,012,572	3,966,639
200	HCA HEALTHCARE, INC.	47,486	60,696
5,008	HOLOGIC, INC.(b)	81,572	405,498
3,827	HUMANA, INC.	1,660,003	1,711,167
1,000	IDEXX LABORATORIES, INC.(b)	257,727	502,230
2,400	ILLUMINA, INC.(b)	120,437	449,976
6,834	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	259,002	281,082
4,700	INTUITIVE SURGICAL, INC.(b)	872,295	1,607,118
1,000	IONIS PHARMACEUTICALS, INC.(b)	28,025	41,030
3,773	IQVIA HOLDINGS, INC.(b)	448,528	848,057
23,261	JOHNSON & JOHNSON	1,422,482	3,850,161
See accompanying notes to financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
500	LABORATORY CORP. OF AMERICA HOLDINGS	$ 11,742	120,665
300	MASIMO CORP.(b)	35,481	49,365
9,286	MCKESSON CORP.	1,334,109	3,968,001
28,500	MEDTRONIC PLC(c)	2,349,138	2,510,850
43,946	MERCK & CO., INC.	1,549,057	5,070,929
3,361	MODERNA, INC.(b)	372,015	408,361
4,100	MOLINA HEALTHCARE, INC.(b)	997,794	1,235,084
300	NEUROCRINE BIOSCIENCES, INC.(b)	23,979	28,290
3,547	ORGANON & CO.	39,446	73,813
60,066	PFIZER, INC.	1,062,577	2,203,221
1,306	REGENERON PHARMACEUTICALS, INC.(b)	680,617	938,413
18	REPLIGEN CORP.(b)	2,766	2,546
4,000	RESMED, INC.	81,990	874,000
800	ROYALTY PHARMA PLC, CLASS A	29,710	24,592
1,200	STERIS PLC	207,491	269,976
1,800	STRYKER CORP.	439,036	549,162
29,152	SYNEOS HEALTH, INC.(b)	1,042,423	1,228,465
500	TELEFLEX, INC.	103,815	121,015
6,422	THERMO FISHER SCIENTIFIC, INC.	2,702,286	3,350,678
12,825	UNITED THERAPEUTICS CORP.(b)	2,879,445	2,831,119
13,997	UNITEDHEALTH GROUP, INC.	3,643,489	6,727,518
2,838	UNIVERSAL HEALTH SERVICES, INC., CLASS B	257,448	447,751
7,305	VERTEX PHARMACEUTICALS, INC.(b)	1,872,538	2,570,703
138,367	VIATRIS, INC.	1,296,683	1,380,903
700	WATERS CORP.(b)	16,422	186,578
3,374	ZIMMER BIOMET HOLDINGS, INC.	135,863	491,254
6,047	ZOETIS, INC.	858,592	1,041,354
		58,185,264	94,381,187	11.62%
Industrials:
22,373	3M CO.	2,067,180	2,239,314
1,400	A O SMITH CORP.	72,742	101,892
6,307	ACUITY BRANDS, INC.	951,446	1,028,546
20,924	AGCO CORP.	2,485,517	2,749,832
75,058	ALLISON TRANSMISSION HOLDINGS, INC.	3,185,798	4,237,775
8,800	AMERICAN AIRLINES GROUP, INC.(b)	126,329	157,872
5,175	AMETEK, INC.	73,221	837,729
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,487,099
1,502	AVIS BUDGET GROUP, INC.(b)	231,247	343,462
7,587	BOEING (THE) CO.(b)	1,073,468	1,602,071
500	BOOZ ALLEN HAMILTON HOLDING CORP.	37,428	55,800
2,213	BROADRIDGE FINANCIAL SOLUTIONS, INC.	89,066	366,539
31,787	BUILDERS FIRSTSOURCE, INC.(b)	2,355,488	4,323,032
800	BWX TECHNOLOGIES, INC.	36,143	57,256
10,898	C.H. ROBINSON WORLDWIDE, INC.	1,041,257	1,028,226
10,840	CARRIER GLOBAL CORP.	64,437	538,856
14,635	CATERPILLAR, INC.	1,167,890	3,600,942
2,100	CERIDIAN HCM HOLDING, INC.(b)	121,209	140,637
4,200	CINTAS CORP.	616,293	2,087,736
1,251	COPA HOLDINGS S.A., CLASS A	105,296	138,336
4,000	COPART, INC.(b)	143,195	364,840
12,472	CRANE NXT CO.	589,041	703,920
36,272	CSX CORP.	810,618	1,236,875
1,600	CUMMINS, INC.	317,297	392,256
3,193	DEERE & CO.	101,416	1,293,772
11,440	DELTA AIR LINES, INC.(b)	343,866	543,858
16,778	DONALDSON CO., INC.	1,048,827	1,048,793
125	DOVER CORP.	13,234	18,456
11,904	EATON CORP. PLC	223,705	2,393,894
900	EQUIFAX, INC.	149,184	211,770
15,761	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	1,617,887	1,909,130
200	FASTENAL CO.	9,916	11,798
2,856	FEDEX CORP.	262,842	708,002
7,076	FORTIVE CORP.	372,199	529,073
1,500	FORTUNE BRANDS INNOVATIONS, INC.	75,143	107,925
29,175	GATES INDUSTRIAL CORP. PLC(b)	359,863	393,279
4,928	GENERAL DYNAMICS CORP.	984,665	1,060,259
11,346	GENERAL ELECTRIC CO.	603,905	1,246,358
See accompanying notes to financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
800	GENPACT LTD.	$ 32,798	30,056
9,288	HONEYWELL INTERNATIONAL, INC.	284,831	1,927,260
25,039	HOWMET AEROSPACE, INC.	299,194	1,240,933
8,007	HUBBELL, INC.	1,849,446	2,654,801
1,371	IDEX CORP.	119,804	295,121
4,824	ILLINOIS TOOL WORKS, INC.	155,812	1,206,772
2,100	INGERSOLL RAND, INC.	102,096	137,256
1,359	JOHNSON CONTROLS INTERNATIONAL PLC	41,734	92,602
803	KNIGHT-SWIFT TRANSPORTATION HOLDINGS, INC.	34,320	44,615
1,352	L3HARRIS TECHNOLOGIES, INC.	46,888	264,681
3,593	LANDSTAR SYSTEM, INC.	632,676	691,796
5,752	LOCKHEED MARTIN CORP.	2,421,259	2,648,106
11,762	MANPOWERGROUP, INC.	914,601	933,903
2,098	MASCO CORP.	55,830	120,383
164,263	MASTERBRAND, INC.(b)	1,304,335	1,910,379
19,179	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	1,532,629	1,827,375
677	NORFOLK SOUTHERN CORP.	12,958	153,517
2,971	NORTHROP GRUMMAN CORP.	269,441	1,354,182
3,900	OLD DOMINION FREIGHT LINE, INC.	666,125	1,442,025
5,320	OTIS WORLDWIDE CORP.	90,693	473,533
32,202	OWENS CORNING	2,954,362	4,202,361
32,355	PACCAR, INC.	2,218,315	2,706,496
4,628	PARKER-HANNIFIN CORP.	350,966	1,805,105
3,285	PAYCHEX, INC.	328,672	367,493
1,553	PAYCOM SOFTWARE, INC.	217,948	498,886
2,719	PENTAIR PLC(c)	57,667	175,647
200	QUANTA SERVICES, INC.	29,452	39,290
22,028	RAYTHEON TECHNOLOGIES CORP.	1,080,344	2,157,863
682	RB GLOBAL, INC.(c)	35,812	40,920
1,617	REPUBLIC SERVICES, INC.	65,855	247,676
1,852	ROBERT HALF INTERNATIONAL, INC.	137,123	139,307
9,649	ROLLINS, INC.	229,841	413,267
17,901	RYDER SYSTEM, INC.	1,534,307	1,517,826
65,686	SCHNEIDER NATIONAL, INC., CLASS B	1,652,438	1,886,502
2,057	STANLEY BLACK & DECKER, INC.	58,948	192,761
14,448	TEXTRON, INC.	984,516	977,118
21,414	TIMKEN (THE) CO.	1,648,657	1,960,023
10,505	TRANE TECHNOLOGIES PLC(c)	490,333	2,009,186
600	TRANSDIGM GROUP, INC.	296,945	536,502
5,902	UNION PACIFIC CORP.	369,465	1,207,667
2,500	UNITED AIRLINES HOLDINGS, INC.(b)	106,363	137,175
9,857	UNITED PARCEL SERVICE, INC., CLASS B	1,198,141	1,766,867
3,660	UNITED RENTALS, INC.	357,777	1,630,054
32,323	UNIVAR SOLUTIONS, INC.(b)	1,124,805	1,158,456
924	VALMONT INDUSTRIES, INC.	274,328	268,930
494	VERISK ANALYTICS, INC.	83,738	111,659
8,650	WASTE MANAGEMENT, INC.	135,675	1,500,083
899	WESCO INTERNATIONAL, INC.	129,785	160,975
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	131,604
2,300	XYLEM, INC.	89,663	259,026
		53,421,125	90,953,231	11.19%
Information Technology:
13,372	ACCENTURE PLC, CLASS A(c)	2,608,625	4,126,332
17,231	ADOBE, INC.(b)	4,236,843	8,425,787
24,373	ADVANCED MICRO DEVICES, INC.(b)	272,579	2,776,328
907	AMDOCS LTD.	78,265	89,657
6,700	AMPHENOL CORP., CLASS A	490,411	569,165
7,269	ANALOG DEVICES, INC.	611,421	1,416,074
400	ANSYS, INC.(b)	88,560	132,108
296,022	APPLE, INC.	19,329,753	57,419,387
9,314	APPLIED MATERIALS, INC.	484,392	1,346,246
47,075	APPLOVIN CORP., CLASS A(b)	620,345	1,211,240
3,300	ARISTA NETWORKS, INC.(b)	346,079	534,798
28,589	ARROW ELECTRONICS, INC.(b)	3,304,262	4,094,802
5,855	AUTODESK, INC.(b)	933,451	1,197,991
27,682	AVNET, INC.	1,154,480	1,396,557
645	BLACK KNIGHT, INC.(b)	25,292	38,526
See accompanying notes to financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
9,365	BROADCOM, INC.	$ 3,801,441	8,123,482
9,400	CADENCE DESIGN SYSTEMS, INC.(b)	407,205	2,204,488
7,000	CDW CORP.	292,424	1,284,500
24,139	CIRRUS LOGIC, INC.(b)	2,154,146	1,955,500
156,946	CISCO SYSTEMS, INC.	5,709,275	8,120,386
6,894	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	276,484	450,040
15,800	CORNING, INC.	91,656	553,632
300	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	29,640	44,061
50,572	DELL TECHNOLOGIES, INC., CLASS C	1,814,590	2,736,451
16,858	DOCUSIGN, INC.(b)	882,795	861,275
6,515	DXC TECHNOLOGY CO.(b)	158,784	174,081
1,700	ENPHASE ENERGY, INC.(b)	274,645	284,716
1,254	EPAM SYSTEMS, INC.(b)	247,994	281,836
100	F5, INC.(b)	14,240	14,626
3,851	FAIR ISAAC CORP.(b)	1,733,363	3,116,268
27,615	FORTINET, INC.(b)	393,491	2,087,418
357	GARTNER, INC.(b)	91,624	125,061
22,781	GEN DIGITAL, INC.	207,695	422,587
573	GODADDY, INC., CLASS A(b)	36,199	43,049
182,554	HEWLETT PACKARD ENTERPRISE CO.	2,255,206	3,066,907
44,411	HP, INC.	1,011,384	1,363,862
43,950	INTEL CORP.	761,698	1,469,688
11,723	INTERNATIONAL BUSINESS MACHINES CORP.	1,192,830	1,568,655
4,700	INTUIT, INC.	548,617	2,153,493
24,332	JABIL, INC.	1,916,929	2,626,153
4,300	JUNIPER NETWORKS, INC.	128,253	134,719
600	KEYSIGHT TECHNOLOGIES, INC.(b)	62,572	100,470
5,476	KLA CORP.	1,781,428	2,655,969
5,283	LAM RESEARCH CORP.	439,662	3,396,229
32,216	MICROCHIP TECHNOLOGY, INC.	1,950,391	2,886,231
33,760	MICRON TECHNOLOGY, INC.	669,074	2,130,594
151,358	MICROSOFT CORP.	15,791,235	51,543,453
500	MKS INSTRUMENTS, INC.	32,310	54,050
500	MONOLITHIC POWER SYSTEMS, INC.	180,141	270,115
1,900	MOTOROLA SOLUTIONS, INC.	402,783	557,232
76,914	NCR CORP.(b)	1,729,518	1,938,233
46,178	NVIDIA CORP.	3,812,203	19,534,218
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	782,901
25,247	ON SEMICONDUCTOR CORP.(b)	1,808,033	2,387,861
19,877	ORACLE CORP.	1,256,311	2,367,152
2,400	PTC, INC.(b)	82,674	341,520
15,115	QUALCOMM, INC.	1,660,657	1,799,290
19,275	RINGCENTRAL, INC., CLASS A(b)	662,222	630,871
700	ROPER TECHNOLOGIES, INC.	94,318	336,560
15,549	SALESFORCE, INC.(b)	1,417,889	3,284,882
5,500	SEAGATE TECHNOLOGY HOLDINGS PLC	51,728	340,285
2,647	SERVICENOW, INC.(b)	529,253	1,487,535
16,060	SKYWORKS SOLUTIONS, INC.	1,683,611	1,777,681
700	SOLAREDGE TECHNOLOGIES, INC.(b)(c)	147,917	188,335
5,300	SYNOPSYS, INC.(b)	438,338	2,307,673
10,359	TD SYNNEX CORP.	926,664	973,746
600	TELEDYNE TECHNOLOGIES, INC.(b)	226,008	246,666
20,053	TERADATA CORP.(b)	740,204	1,071,031
4,600	TERADYNE, INC.	82,730	512,118
27,783	TEXAS INSTRUMENTS, INC.	936,448	5,001,496
7,049	TRIMBLE, INC.(b)	94,849	373,174
100	UBIQUITI, INC.	17,029	17,575
876	VERISIGN, INC.(b)	140,628	197,950
5,145	WESTERN DIGITAL CORP.(b)	87,708	195,150
208	WORKDAY, INC., CLASS A(b)	28,550	46,985
400	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	43,396	118,332
20,693	ZOOM VIDEO COMMUNICATIONS, INC., CLASS A(b)	1,366,017	1,404,641
		102,719,577	243,300,136	29.94%
Materials:
3,094	AIR PRODUCTS AND CHEMICALS, INC.	525,323	926,746
1,300	ALBEMARLE CORP.	61,404	290,017
19,470	AMCOR PLC(c)	124,188	194,311
See accompanying notes to financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
4,165	AVERY DENNISON CORP.	$ 371,149	715,547
4,200	BALL CORP.	214,268	244,482
11,110	BERRY GLOBAL GROUP, INC.	614,155	714,817
1,200	CELANESE CORP.	115,535	138,960
12,098	CF INDUSTRIES HOLDINGS, INC.	1,069,574	839,843
1,904	CHEMOURS (THE) CO.	56,827	70,239
8,562	CORTEVA, INC.	200,802	490,603
8,062	DOW, INC.	185,436	429,382
7,362	DUPONT DE NEMOURS, INC.	218,512	525,941
1,190	EASTMAN CHEMICAL CO.	89,105	99,627
3,991	ECOLAB, INC.	236,070	745,080
100	FMC CORP.	12,448	10,434
18,800	FREEPORT-MCMORAN, INC.	279,545	752,000
16,733	HUNTSMAN CORP.	403,376	452,126
3,321	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	281,946	264,318
18,927	INTERNATIONAL PAPER CO.	649,000	602,068
6,465	LINDE PLC	1,521,181	2,463,682
6,607	LOUISIANA-PACIFIC CORP.	378,476	495,393
24,701	LYONDELLBASELL INDUSTRIES N.V., CLASS A	1,763,043	2,268,293
700	MARTIN MARIETTA MATERIALS, INC.	27,965	323,183
40,637	MOSAIC (THE) CO.	1,794,253	1,422,295
12,700	NEWMONT CORP.	389,957	541,782
9,103	NUCOR CORP.	1,252,497	1,492,710
32,049	OLIN CORP.	1,641,741	1,646,998
1,000	PACKAGING CORP. OF AMERICA	114,697	132,160
5,172	PPG INDUSTRIES, INC.	123,888	767,008
10,609	RELIANCE STEEL & ALUMINUM CO.	2,557,143	2,881,298
1,400	SEALED AIR CORP.	24,528	56,000
27,311	STEEL DYNAMICS, INC.	2,878,857	2,974,987
72,501	UNITED STATES STEEL CORP.	1,795,446	1,813,250
2,100	VULCAN MATERIALS CO.	63,441	473,424
8,135	WESTLAKE CORP.	856,316	971,888
3,358	WESTROCK CO.	99,509	97,617
		22,991,601	29,328,509	3.61%
Real Estate:
2,129	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,363	241,620
1,252	AMERICAN HOMES 4 RENT, CLASS A	37,569	44,383
8,580	AMERICAN TOWER CORP.	1,336,344	1,664,005
1,934	AVALONBAY COMMUNITIES, INC.	225,956	366,048
3,388	BOSTON PROPERTIES, INC.	169,359	195,115
900	CAMDEN PROPERTY TRUST	24,015	97,983
4,300	CBRE GROUP, INC., CLASS A(b)	306,058	347,053
5,900	CROWN CASTLE, INC.	318,035	672,246
457	DIGITAL REALTY TRUST, INC.	20,856	52,039
952	EQUINIX, INC.	131,626	746,311
5,516	EQUITY RESIDENTIAL	179,921	363,891
675	ESSEX PROPERTY TRUST, INC.	73,174	158,153
1,800	EXTRA SPACE STORAGE, INC.	280,613	267,930
900	FEDERAL REALTY INVESTMENT TRUST	47,642	87,093
70	GAMING AND LEISURE PROPERTIES, INC.	2,718	3,392
7,000	HEALTHPEAK PROPERTIES, INC.	64,871	140,700
10,022	HOST HOTELS & RESORTS, INC.	68,301	168,670
7,700	INVITATION HOMES, INC.	228,811	264,880
2,300	IRON MOUNTAIN, INC.	103,977	130,686
6,972	KIMCO REALTY CORP.	66,465	137,488
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	273,348
2,500	OUTFRONT MEDIA, INC.	32,266	39,300
13,218	PROLOGIS, INC.	485,293	1,620,923
1,735	PUBLIC STORAGE	227,274	506,412
6,002	REALTY INCOME CORP.	209,453	358,860
3,900	REGENCY CENTERS CORP.	85,344	240,903
680	REXFORD INDUSTRIAL REALTY, INC.	33,593	35,510
2,100	SBA COMMUNICATIONS CORP.	214,169	486,696
4,134	SIMON PROPERTY GROUP, INC.	304,125	477,394
133	SUN COMMUNITIES, INC.	12,239	17,351
4,100	UDR, INC.	63,318	176,136
4,700	VENTAS, INC.	206,398	222,169
See accompanying notes to financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
12,565	VICI PROPERTIES, INC.	$ 323,201	394,918
6,400	WELLTOWER, INC.	407,634	517,696
4,916	WEYERHAEUSER CO.	22,140	164,735
		6,555,819	11,682,037	1.44%
Utilities:
3,100	AES (THE) CORP.	35,303	64,263
2,000	ALLIANT ENERGY CORP.	24,835	104,960
2,900	AMEREN CORP.	143,805	236,843
5,900	AMERICAN ELECTRIC POWER CO., INC.	372,550	496,780
8,500	AMERICAN WATER WORKS CO., INC.	1,183,417	1,213,375
900	AVANGRID, INC.	34,235	33,912
5,800	CENTERPOINT ENERGY, INC.	66,308	169,070
10,200	CMS ENERGY CORP.	135,756	599,250
4,975	CONSOLIDATED EDISON, INC.	318,863	449,740
3,500	CONSTELLATION ENERGY CORP.	137,851	320,425
12,073	DOMINION ENERGY, INC.	450,978	625,261
2,300	DTE ENERGY CO.	71,502	253,046
9,251	DUKE ENERGY CORP.	427,582	830,185
4,325	EDISON INTERNATIONAL	135,088	300,371
464	ENTERGY CORP.	10,276	45,180
2,974	EVERGY, INC.	67,407	173,741
4,961	EVERSOURCE ENERGY	125,492	351,834
10,500	EXELON CORP.	342,581	427,770
5,500	FIRSTENERGY CORP.	150,952	213,840
20,654	NEXTERA ENERGY, INC.	524,785	1,532,527
6,900	NISOURCE, INC.	43,973	188,715
10,300	PG&E CORP.(b)	139,468	177,984
13,100	PINNACLE WEST CAPITAL CORP.	782,497	1,067,126
700	PPL CORP.	10,384	18,522
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	75,132
3,700	SEMPRA ENERGY	239,277	538,683
13,300	SOUTHERN (THE) CO.	486,970	934,325
150	UGI CORP.	2,603	4,045
1,656	VISTRA CORP.	28,906	43,470
3,500	WEC ENERGY GROUP, INC.	263,727	308,840
7,100	XCEL ENERGY, INC.	458,496	441,407
		7,267,419	12,240,622	1.51%
	Sub-total Common Stocks:	441,533,861	807,737,393	99.41%
Escrows:
Communication Services:
1,360	GCI LIBERTY, INC., CLASS A(b)(d)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Rights:
Financials:
300	ABIOMED, INC. (CONTINGENT VALUE RIGHTS)(b)(d)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
4,948,237	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.98%(e)	4,948,237	4,948,237
	Sub-total Short-Term Investments:	4,948,237	4,948,237	0.61%
	Grand total	$ 446,482,098	812,685,630	100.02%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2023, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.64% of net assets.
(d)	Security has been deemed worthless and is a Level 3 investment.
See accompanying notes to financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2023 (unaudited)
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2022, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $4,611,528 with net purchases of $336,709 during the six months ended June 30, 2023.
See accompanying notes to financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2023 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
6,100	AMC NETWORKS, INC., CLASS A(b)	$ 75,828	72,895
3,500	CARS.COM, INC.(b)	42,390	69,370
3,100	CINEMARK HOLDINGS, INC.(b)	51,108	51,150
2,400	COGENT COMMUNICATIONS HOLDINGS, INC.	128,057	161,496
2,900	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.(b)	10,721	11,107
72,198	EVENTBRITE, INC., CLASS A(b)	549,978	689,491
2,200	EW SCRIPPS (THE) CO., CLASS A(b)	19,094	20,130
3,500	GANNETT CO., INC.(b)	5,809	7,875
3,600	GOGO, INC.(b)	44,268	61,236
143,714	NEW YORK TIMES (THE) CO., CLASS A	6,045,844	5,659,457
34,891	OOMA, INC.(b)	616,629	522,318
1,200	SCHOLASTIC CORP.	36,379	46,668
600	SHENANDOAH TELECOMMUNICATIONS CO.	11,024	11,658
14,931	SHUTTERSTOCK, INC.	1,084,312	726,692
5,708	TECHTARGET, INC.(b)	323,048	177,690
177,257	THUNDERBIRD ENTERTAINMENT GROUP, INC.(b)(c)	631,966	470,990
88,477	WARNER MUSIC GROUP CORP., CLASS A	2,713,038	2,308,365
3,804	YELP, INC.(b)	111,139	138,504
		12,500,632	11,207,092	2.86%
Consumer Discretionary:
31,727	1-800-FLOWERS.COM, INC., CLASS A(b)	961,928	247,471
2,800	ABERCROMBIE & FITCH CO., CLASS A(b)	44,959	105,504
2,046	ACADEMY SPORTS & OUTDOORS, INC.	82,840	110,586
42,873	ADIENT PLC(b)	1,550,900	1,642,893
837	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.(b)	5,969	6,922
158,620	AMERICAN EAGLE OUTFITTERS, INC.	3,040,698	1,871,716
400	AMERICA'S CAR-MART, INC.(b)	24,862	39,912
500	ASBURY AUTOMOTIVE GROUP, INC.(b)	84,891	120,210
300	BJ'S RESTAURANTS, INC.(b)	7,176	9,540
4,763	BLOOMIN' BRANDS, INC.	93,604	128,077
1,295	BOOT BARN HOLDINGS, INC.(b)	77,565	109,674
1,900	BRINKER INTERNATIONAL, INC.(b)	49,106	69,540
200	BUCKLE (THE), INC.	6,390	6,920
1,000	CALERES, INC.	23,330	23,930
72,663	CARPARTS.COM, INC.(b)	404,880	308,818
99,794	CENTURY CASINOS, INC.(b)	1,418,206	708,537
1,929	CENTURY COMMUNITIES, INC.	86,775	147,800
2,000	CHEESECAKE FACTORY (THE), INC.	62,600	69,160
1,300	CHICO'S FAS, INC.(b)	6,993	6,955
8,400	CHUY'S HOLDINGS, INC.(b)	176,041	342,888
141,329	DANA, INC.	1,770,255	2,402,593
15,487	DENNY'S CORP.(b)	249,246	190,800
163	DINE BRANDS GLOBAL, INC.	9,595	9,459
924	DORMAN PRODUCTS, INC.(b)	78,401	72,839
79,438	DREAM FINDERS HOMES, INC., CLASS A(b)	1,418,716	1,953,380
800	EL POLLO LOCO HOLDINGS, INC.	7,080	7,016
300	ETHAN ALLEN INTERIORS, INC.	6,708	8,484
4,500	FRONTDOOR, INC.(b)	94,527	143,550
103,115	FULL HOUSE RESORTS, INC.(b)	871,209	690,871
161,948	GAP (THE), INC.	2,324,714	1,446,196
39,952	GEN RESTAURANT GROUP, INC.(b)	488,732	678,785
79,519	GENTEX CORP.	2,347,052	2,326,726
1,300	GENTHERM, INC.(b)	65,622	73,463
987	G-III APPAREL GROUP LTD.(b)	14,210	19,020
83,038	GILDAN ACTIVEWEAR, INC.(c)	1,957,816	2,677,145
406	GOLDEN ENTERTAINMENT, INC.(b)	14,316	16,971
1,300	GREEN BRICK PARTNERS, INC.(b)	28,259	73,840
900	GROUP 1 AUTOMOTIVE, INC.	129,981	232,290
1,900	GUESS?, INC.	28,931	36,955
259,230	HANESBRANDS, INC.	2,705,599	1,176,904
800	HAVERTY FURNITURE COS., INC.	20,316	24,176
27,031	HELEN OF TROY LTD.(b)	4,124,213	2,919,889
47,911	HOOKER FURNISHINGS CORP.	1,123,840	894,019
601	INSTALLED BUILDING PRODUCTS, INC.	45,818	84,236
2,100	KONTOOR BRANDS, INC.	72,197	88,410
600	LA-Z-BOY, INC.	13,860	17,184
See accompanying notes to financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
700	LCI INDUSTRIES	$ 79,807	88,452
5,200	LESLIE'S, INC.(b)	55,179	48,828
700	LGI HOMES, INC.(b)	57,078	94,423
17,082	LOVESAC (THE) CO.(b)	888,342	460,360
1,500	M/I HOMES, INC.(b)	57,345	130,785
28,390	MALIBU BOATS, INC., CLASS A(b)	1,661,726	1,665,357
575	MARINEMAX, INC.(b)	13,007	19,642
3,500	MDC HOLDINGS, INC.	99,518	163,695
1,348	MERITAGE HOMES CORP.	96,515	191,780
800	MISTER CAR WASH, INC.(b)	6,880	7,720
300	MONARCH CASINO & RESORT, INC.	18,189	21,135
865	NATIONAL VISION HOLDINGS, INC.(b)	20,961	21,011
32,575	NEOGAMES S.A.(b)(c)	490,303	850,859
92,435	NEWELL BRANDS, INC.	774,787	804,185
141,458	NOODLES & CO.(b)	1,059,283	478,128
2,300	ODP (THE) CORP.(b)	82,462	107,686
36,344	OVERSTOCK.COM, INC.(b)	1,190,529	1,183,724
800	OXFORD INDUSTRIES, INC.	67,825	78,736
18,044	PAPA JOHN'S INTERNATIONAL, INC.	1,507,305	1,332,189
9,598	PATRICK INDUSTRIES, INC.	723,451	767,840
154,471	PELOTON INTERACTIVE, INC., CLASS A(b)	2,866,204	1,187,882
3,600	PERDOCEO EDUCATION CORP.(b)	37,564	44,172
21,629	PVH CORP.	1,050,702	1,837,816
1,400	SHAKE SHACK, INC., CLASS A(b)	65,264	108,808
16,909	SHOE CARNIVAL, INC.	458,684	397,023
2,500	SIGNET JEWELERS LTD.	142,451	163,150
4,000	SIX FLAGS ENTERTAINMENT CORP.(b)	73,577	103,920
28,885	SKYLINE CHAMPION CORP.(b)	1,767,337	1,890,523
10,414	SLEEP NUMBER CORP.(b)	781,027	284,094
823	SONIC AUTOMOTIVE, INC., CLASS A	28,187	39,232
4,500	SONOS, INC.(b)	63,840	73,485
100	STANDARD MOTOR PRODUCTS, INC.	3,250	3,752
1,777	STEVEN MADDEN LTD.	50,250	58,090
83,405	STONERIDGE, INC.(b)	1,705,555	1,572,184
1,200	STRATEGIC EDUCATION, INC.	69,846	81,408
48,216	STRIDE, INC.(b)	1,706,528	1,795,082
5,500	TRI POINTE HOMES, INC.(b)	86,442	180,730
2,100	UPBOUND GROUP, INC.	46,461	65,373
822	URBAN OUTFITTERS, INC.(b)	17,875	27,233
2,000	VISTA OUTDOOR, INC.(b)	48,955	55,340
39,246	VISTRY GROUP PLC(c)	412,704	329,209
60,018	WINNEBAGO INDUSTRIES, INC.	2,790,426	4,002,600
600	WOLVERINE WORLD WIDE, INC.	8,730	8,814
45,511	WYNDHAM HOTELS & RESORTS, INC.	2,595,020	3,120,689
700	XPEL, INC.(b)	44,646	58,954
		54,092,943	50,348,352	12.87%
Consumer Staples:
1,800	ANDERSONS (THE), INC.	56,519	83,070
1,500	B&G FOODS, INC.	18,208	20,880
700	CALAVO GROWERS, INC.	21,525	20,314
554	CAL-MAINE FOODS, INC.	26,321	24,930
400	CENTRAL GARDEN & PET CO., CLASS A(b)	13,784	14,584
30,000	CHEFS' WAREHOUSE (THE), INC.(b)	924,322	1,072,800
733	EDGEWELL PERSONAL CARE CO.	28,284	30,280
1,900	ELF BEAUTY, INC.(b)	71,656	217,037
52,750	FLOWERS FOODS, INC.	1,400,003	1,312,420
1,300	FRESH DEL MONTE PRODUCE, INC.	30,767	33,423
127,299	GROCERY OUTLET HOLDING CORP.(b)	3,804,387	3,896,622
25,100	HALOWS CO. LTD.(c)	596,755	676,662
85,434	HILTON FOOD GROUP PLC(c)	602,006	677,048
2,126	HOSTESS BRANDS, INC.(b)	43,386	53,830
13,130	INGREDION, INC.	1,203,344	1,391,124
900	INTER PARFUMS, INC.	68,995	121,707
700	J & J SNACK FOODS CORP.	91,908	110,852
744	JOHN B. SANFILIPPO & SON, INC.	55,342	87,249
101,917	MAMAMANCINI'S HOLDINGS, INC.(b)	254,792	307,789
1,000	NATIONAL BEVERAGE CORP.(b)	39,795	48,350
See accompanying notes to financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
1,300	PRICESMART, INC.	$ 76,855	96,278
4,357	SIMPLY GOOD FOODS (THE) CO.(b)	146,160	159,423
27,924	SPECTRUM BRANDS HOLDINGS, INC.	1,804,599	2,179,468
721	TOOTSIE ROLL INDUSTRIES, INC.	23,698	25,531
1,814	TREEHOUSE FOODS, INC.(b)	75,897	91,389
2,557	UNITED NATURAL FOODS, INC.(b)	55,642	49,989
37,922	UNIVERSAL CORP.	2,059,185	1,893,825
29,334	USANA HEALTH SCIENCES, INC.(b)	2,658,674	1,849,215
5,100	VECTOR GROUP LTD.	45,813	65,331
500	WD-40 CO.	98,655	94,325
14,710	WINFARM SAS(b)(c)	584,598	255,220
		16,981,875	16,960,965	4.33%
Energy:
7,300	ARCHROCK, INC.	48,772	74,825
7,490	BAYTEX ENERGY CORP.(b)(c)	23,594	24,417
2,100	CALLON PETROLEUM CO.(b)	72,871	73,647
2,000	CIVITAS RESOURCES, INC.	114,995	138,740
1,017	CONSOL ENERGY, INC.	57,529	68,963
1,800	CORE LABORATORIES, INC.	33,948	41,850
1,061	CVR ENERGY, INC.	28,107	31,788
84,867	DMC GLOBAL, INC.(b)	3,138,304	1,507,238
1,700	DORIAN LPG LTD.	24,290	43,605
1,900	DRIL-QUIP, INC.(b)	39,103	44,213
2,200	GREEN PLAINS, INC.(b)	64,124	70,928
3,180	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	19,514	23,468
332	NABORS INDUSTRIES LTD.(b)	37,057	30,886
6,200	NEXTIER OILFIELD SOLUTIONS, INC.(b)	50,008	55,428
3,300	NORTHERN OIL AND GAS, INC.	103,014	113,256
134,834	NOV, INC.	1,634,007	2,162,737
3,994	OCEANEERING INTERNATIONAL, INC.(b)	50,619	74,688
1,100	OIL STATES INTERNATIONAL, INC.(b)	5,060	8,217
2,902	PAR PACIFIC HOLDINGS, INC.(b)	45,626	77,222
17,300	PATTERSON-UTI ENERGY, INC.	200,425	207,081
680	PBF ENERGY, INC., CLASS A	23,437	27,839
782	PDC ENERGY, INC.	35,265	55,632
3,446	PROPETRO HOLDING CORP.(b)	24,164	28,395
774	REX AMERICAN RESOURCES CORP.(b)	16,958	26,943
2,600	RPC, INC.	20,213	18,590
3,209	SM ENERGY CO.	87,806	101,501
1,300	TALOS ENERGY, INC.(b)	17,956	18,031
2,900	US SILICA HOLDINGS, INC.(b)	35,632	35,177
840	VITAL ENERGY, INC.(b)	39,440	37,926
2,200	WORLD KINECT CORP.	52,816	45,496
		6,144,654	5,268,727	1.35%
Financials:
28,717	AFC GAMMA, INC.	616,672	357,527
15,930	A-MARK PRECIOUS METALS, INC.	455,486	596,340
800	AMBAC FINANCIAL GROUP, INC.(b)	10,196	11,392
44,624	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,310,076	2,325,357
400	AMERISAFE, INC.	18,734	21,328
1,100	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	9,512	12,452
40,958	ARGO GROUP INTERNATIONAL HOLDINGS LTD.	1,320,700	1,212,766
2,900	ARMOUR RESIDENTIAL REIT, INC.	14,004	15,457
119,510	ASSOCIATED BANC-CORP	2,084,499	1,939,647
300	ASSURED GUARANTY LTD.	14,439	16,740
1,800	AVANTAX, INC.(b)	34,988	40,284
49,287	AXIS CAPITAL HOLDINGS LTD.	2,539,237	2,653,119
37,067	AXOS FINANCIAL, INC.(b)	1,792,368	1,461,922
700	B RILEY FINANCIAL, INC.	26,474	32,186
2,400	BANCORP (THE), INC.(b)	53,352	78,360
3,900	BANK OF HAWAII CORP.	184,962	160,797
5,300	BANKUNITED, INC.	123,415	114,215
3,236	BERKSHIRE HILLS BANCORP, INC.	75,451	67,082
24,762	BREAD FINANCIAL HOLDINGS, INC.	738,754	777,279
800	BRIGHTSPHERE INVESTMENT GROUP, INC.	12,484	16,760
12,200	BROOKLINE BANCORP, INC.	124,872	106,628
25,788	CALIFORNIA BANCORP(b)	501,686	386,820
See accompanying notes to financial statements.	45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
4,900	CAPITOL FEDERAL FINANCIAL, INC.	$ 32,223	30,233
700	CITY HOLDING CO.	62,117	62,993
147,339	CNO FINANCIAL GROUP, INC.	2,726,779	3,487,514
168,038	COLUMBIA BANKING SYSTEM, INC.	3,928,832	3,407,811
16,038	COMMERCE BANCSHARES, INC.	708,999	781,051
2,156	COMMUNITY BANK SYSTEM, INC.	117,902	101,073
8,000	CUSTOMERS BANCORP, INC.(b)	139,005	242,080
51,382	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	2,427,372	2,339,422
6,200	EAGLE BANCORP, INC.	144,992	131,192
700	ELLINGTON FINANCIAL, INC.	8,085	9,660
400	EMPLOYERS HOLDINGS, INC.	13,746	14,964
500	ENCORE CAPITAL GROUP, INC.(b)	22,889	24,310
1,800	ENOVA INTERNATIONAL, INC.(b)	54,842	95,616
30,313	ESQUIRE FINANCIAL HOLDINGS, INC.	906,886	1,386,517
68,040	ESSENT GROUP LTD.	2,710,133	3,184,272
2,259	EVERTEC, INC.	68,287	83,199
101,205	EZCORP, INC., CLASS A(b)	740,270	848,098
300	FB FINANCIAL CORP.	8,979	8,415
16,501	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	2,165,863	2,371,854
148,538	FIDUCIAN GROUP LTD.(c)	881,708	575,881
7,000	FIRST BANCORP	95,800	85,540
2,700	FIRST COMMONWEALTH FINANCIAL CORP.	35,101	34,155
800	FIRST FINANCIAL BANCORP	17,244	16,352
4,775	FIRST HAWAIIAN, INC.	94,710	85,998
7,799	FIRST WESTERN FINANCIAL, INC.(b)	138,118	145,061
11,921	FIRSTCASH HOLDINGS, INC.	724,918	1,112,587
2,200	FRANKLIN BSP REALTY TRUST, INC.	24,406	31,152
19,868	GENWORTH FINANCIAL, INC., CLASS A(b)	71,184	99,340
65,544	GLACIER BANCORP, INC.	2,789,663	2,043,006
2,100	GREEN DOT CORP., CLASS A(b)	37,070	39,354
500	HANMI FINANCIAL CORP.	8,390	7,465
18,722	HCI GROUP, INC.	1,016,670	1,156,645
4,121	HERITAGE FINANCIAL CORP.	71,163	66,637
2,500	HILLTOP HOLDINGS, INC.	66,017	78,650
96,480	HOPE BANCORP, INC.	981,059	812,362
909	HUNTINGTON BANCSHARES, INC.	9,494	9,799
26,076	I3 VERTICALS, INC., CLASS A(b)	590,459	596,097
200	INDEPENDENT BANK GROUP, INC.	8,184	6,906
2,762	INVESCO MORTGAGE CAPITAL, INC.	29,579	31,680
300	JAMES RIVER GROUP HOLDINGS LTD.	5,853	5,478
52,230	JDC GROUP A.G.(b)(c)	1,191,985	1,034,430
67,875	KINGSWAY FINANCIAL SERVICES, INC.(b)	606,551	553,181
2,300	KKR REAL ESTATE FINANCE TRUST, INC.	27,801	27,991
1,000	LAKELAND FINANCIAL CORP.	55,510	48,520
193,941	LENDINGCLUB CORP.(b)	2,847,953	1,890,925
3,535	LENDINGTREE, INC.(b)	84,733	78,159
8,638	LPL FINANCIAL HOLDINGS, INC.	1,660,201	1,878,160
4,142	MARKETAXESS HOLDINGS, INC.	1,292,285	1,082,802
1,000	MERCURY GENERAL CORP.	29,170	30,270
99,504	MORTGAGE ADVICE BUREAU HOLDINGS LTD.(c)	1,373,859	745,584
2,600	MR COOPER GROUP, INC.(b)	103,966	131,664
5,537	NATIONAL BANK HOLDINGS CORP., CLASS A	200,360	160,794
3,119	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	898,112	1,296,132
1,400	NBT BANCORP, INC.	50,589	44,590
7,625	NEW YORK COMMUNITY BANCORP, INC.	55,990	85,705
2,000	NEW YORK MORTGAGE TRUST, INC.	19,354	19,840
2,724	NMI HOLDINGS, INC., CLASS A(b)	39,406	70,334
600	NORTHWEST BANCSHARES, INC.	6,954	6,360
995	OFG BANCORP	22,845	25,950
157,249	OLD NATIONAL BANCORP	2,477,908	2,192,051
330	PACIFIC PREMIER BANCORP, INC.	7,633	6,824
2,400	PALOMAR HOLDINGS, INC.(b)	121,784	139,296
615	PARK NATIONAL CORP.	67,167	62,927
1,100	PATHWARD FINANCIAL, INC.	36,415	50,996
20,100	PAYONEER GLOBAL, INC.(b)	89,952	96,681
4,900	PENNYMAC MORTGAGE INVESTMENT TRUST	60,419	66,052
500	PIPER SANDLER COS.	52,300	64,630
See accompanying notes to financial statements.	46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
2,100	PROG HOLDINGS, INC.(b)	$ 33,764	67,452
2,100	RADIAN GROUP, INC.	49,134	53,088
4,100	READY CAPITAL CORP.	40,357	46,248
2,300	REDWOOD TRUST, INC.	13,958	14,651
8,010	RENAISSANCERE HOLDINGS LTD.	1,210,689	1,494,025
2,873	RENASANT CORP.	76,728	75,071
40,849	RYAN SPECIALTY HOLDINGS, INC.(b)	1,629,866	1,833,712
100	S&T BANCORP, INC.	3,050	2,719
500	SAFETY INSURANCE GROUP, INC.	37,195	35,860
3,210	SIMMONS FIRST NATIONAL CORP., CLASS A	53,114	55,372
1,903	SIRIUSPOINT LTD.(b)(c)	10,615	17,184
17,049	SKYWARD SPECIALTY INSURANCE GROUP, INC.(b)	342,267	433,045
1,100	SOUTHSIDE BANCSHARES, INC.	31,900	28,776
400	STELLAR BANCORP, INC.	9,052	9,156
89,913	STERLING BANCORP, INC.(b)	543,731	491,824
22,730	STEWART INFORMATION SERVICES CORP.	941,362	935,112
1,182	STONEX GROUP, INC.(b)	72,388	98,201
20,661	SYNOVUS FINANCIAL CORP.	575,415	624,995
200	TOMPKINS FINANCIAL CORP.	11,892	11,140
800	TRIUMPH FINANCIAL, INC.(b)	46,438	48,576
1,100	TRUSTCO BANK CORP. NY	35,111	31,471
2,300	TRUSTMARK CORP.	53,112	48,576
4,650	TWO HARBORS INVESTMENT CORP.	65,333	64,542
4,377	UNITED COMMUNITY BANKS, INC.	118,243	109,381
500	UNIVERSAL INSURANCE HOLDINGS, INC.	4,870	7,715
57,749	UNIVEST FINANCIAL CORP.	1,401,497	1,044,102
2,000	VERITEX HOLDINGS, INC.	41,635	35,860
200	VIRTUS INVESTMENT PARTNERS, INC.	32,442	39,494
78	WALKER & DUNLOP, INC.	5,251	6,169
400	WASHINGTON FEDERAL, INC.	11,584	10,608
50,457	WEBSTER FINANCIAL CORP.	2,111,257	1,904,752
6,000	WISDOMTREE, INC.	28,964	41,160
92,039	WSFS FINANCIAL CORP.	4,106,886	3,471,711
		63,977,654	63,137,473	16.14%
Health Care:
14,027	ACADIA PHARMACEUTICALS, INC.(b)	184,519	335,947
3,000	ADAPTHEALTH CORP.(b)	31,250	36,510
9,103	ADDUS HOMECARE CORP.(b)	757,749	843,848
25,147	AMICUS THERAPEUTICS, INC.(b)	167,175	315,846
2,400	AMN HEALTHCARE SERVICES, INC.(b)	193,049	261,888
2,100	AMPHASTAR PHARMACEUTICALS, INC.(b)	60,513	120,687
800	ANGIODYNAMICS, INC.(b)	8,000	8,344
700	ANI PHARMACEUTICALS, INC.(b)	22,511	37,681
600	ANIKA THERAPEUTICS, INC.(b)	14,418	15,588
2,100	ARCUS BIOSCIENCES, INC.(b)	41,801	42,651
900	AVANOS MEDICAL, INC.(b)	20,565	23,004
32,711	BIOATLA, INC.(b)	206,263	98,133
90,632	BIOCRYST PHARMACEUTICALS, INC.(b)	720,091	638,049
88,914	BIOMERICA, INC.(b)	277,205	120,923
113,272	BIOTE CORP., CLASS A(b)	418,992	765,719
32,801	BIO-TECHNE CORP.	1,980,770	2,677,546
15,900	CARA THERAPEUTICS, INC.(b)	51,919	44,997
800	CATALYST PHARMACEUTICALS, INC.(b)	10,165	10,752
14,190	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	3,144,293	2,983,448
4,289	COMMUNITY HEALTH SYSTEMS, INC.(b)	10,209	18,872
17,007	COMPUTER PROGRAMS AND SYSTEMS, INC.(b)	628,404	419,903
1,100	CONMED CORP.	90,438	149,479
3,494	CORCEPT THERAPEUTICS, INC.(b)	69,996	77,742
400	CORVEL CORP.(b)	55,868	77,400
200	CROSS COUNTRY HEALTHCARE, INC.(b)	4,736	5,616
3,000	CYTEK BIOSCIENCES, INC.(b)	24,065	25,620
3,400	CYTOKINETICS, INC.(b)	130,047	110,908
44,420	DENTSPLY SIRONA, INC.	1,319,638	1,777,688
1,200	DYNAVAX TECHNOLOGIES CORP.(b)	13,631	15,504
500	EAGLE PHARMACEUTICALS, INC.(b)	9,435	9,720
1,835	EMBECTA CORP.	50,373	39,636
780	ENHABIT, INC.(b)	10,143	8,970
See accompanying notes to financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
2,225	ENSIGN GROUP (THE), INC.	$ 171,080	212,399
54,622	ERGOMED PLC(b)(c)	751,272	676,357
14,923	ESTABLISHMENT LABS HOLDINGS, INC.(b)(c)	1,061,477	1,023,867
93,616	EVOLUS, INC.(b)	849,867	680,588
4,800	FULGENT GENETICS, INC.(b)	144,749	177,744
941	GLAUKOS CORP.(b)	55,709	67,009
500	HARMONY BIOSCIENCES HOLDINGS, INC.(b)	16,923	17,595
31,910	HARROW HEALTH, INC.(b)	228,920	607,566
300	HEALTHSTREAM, INC.	6,462	7,368
65,993	INFUSYSTEM HOLDINGS, INC.(b)	679,886	635,513
22,366	INMODE LTD.(b)(c)	906,303	835,370
4,800	INOGEN, INC.(b)	51,293	55,440
102,765	INOTIV, INC.(b)	2,041,441	490,189
7,111	INSMED, INC.(b)	127,319	150,042
107,949	INSTEM PLC(b)(c)	1,268,530	856,845
19,295	INTEGER HOLDINGS CORP.(b)	1,487,725	1,709,730
45,500	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,381,775	1,871,415
76,877	IOVANCE BIOTHERAPEUTICS, INC.(b)	723,488	541,214
7,300	IRONWOOD PHARMACEUTICALS, INC.(b)	76,425	77,672
47,116	KINIKSA PHARMACEUTICALS LTD., CLASS A(b)	655,380	663,393
8,184	KYMERA THERAPEUTICS, INC.(b)	248,066	188,150
35,399	LEMAITRE VASCULAR, INC.	1,851,798	2,381,645
16,507	LIGAND PHARMACEUTICALS, INC.(b)	1,575,241	1,190,155
3,046	MASIMO CORP.(b)	502,157	501,219
3,012	MERIT MEDICAL SYSTEMS, INC.(b)	176,915	251,924
200	MESA LABORATORIES, INC.	28,850	25,700
20,399	MIRUM PHARMACEUTICALS, INC.(b)	506,367	527,722
900	MODIVCARE, INC.(b)	45,765	40,689
7,677	MOLINA HEALTHCARE, INC.(b)	2,215,295	2,312,619
3,100	MYRIAD GENETICS, INC.(b)	69,677	71,858
5,500	NEOGENOMICS, INC.(b)	49,412	88,385
12,135	NEXUS A.G.(c)	1,029,221	748,157
16,022	NURIX THERAPEUTICS, INC.(b)	163,711	160,060
164,103	OCUPHIRE PHARMA, INC.(b)	426,845	712,207
5,286	OMNIAB, INC.(b)(d)	-	-
5,286	OMNIAB, INC.(b)(d)	-	-
184,095	OMNIAB, INC. (NASDAQ GLOBAL MARKET EXCHANGE)(b)	1,133,819	925,998
119,938	OPTIMIZERX CORP.(b)	2,569,669	1,713,914
106,688	OPTINOSE, INC.(b)	234,849	131,226
3,300	ORASURE TECHNOLOGIES, INC.(b)	14,380	16,533
18,128	ORTHOPEDIATRICS CORP.(b)	1,001,801	794,913
2,900	OWENS & MINOR, INC.(b)	59,009	55,216
189,004	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.(b)	2,343,549	2,513,753
35,632	PACIRA BIOSCIENCES, INC.(b)	1,485,502	1,427,774
800	PEDIATRIX MEDICAL GROUP, INC.(b)	11,608	11,368
51,187	PENNANT GROUP (THE), INC.(b)	647,278	628,576
61,840	PERRIGO CO. PLC(c)	2,383,707	2,099,468
63,155	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,597,817	865,224
2,500	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	110,887	148,575
34,117	PUMA BIOTECHNOLOGY, INC.(b)	133,408	120,433
300	REGENXBIO, INC.(b)	6,075	5,997
21,040	REVANCE THERAPEUTICS, INC.(b)	292,881	532,522
31,189	RHYTHM PHARMACEUTICALS, INC.(b)	358,270	514,307
15,354	ROCKET PHARMACEUTICALS, INC.(b)	302,659	305,084
9,401	SCHOLAR ROCK HOLDING CORP.(b)	288,155	70,884
15,579	SCPHARMACEUTICALS, INC.(b)	162,761	158,750
4,000	SELECT MEDICAL HOLDINGS CORP.	91,586	127,440
9,552	SEMLER SCIENTIFIC, INC.(b)	325,139	250,644
30,625	STAAR SURGICAL CO.(b)	1,566,557	1,609,956
43,052	SUPERNUS PHARMACEUTICALS, INC.(b)	1,457,554	1,294,143
15,554	TRAVERE THERAPEUTICS, INC.(b)	465,890	238,909
14,883	UROGEN PHARMA LTD.(b)(e)	280,381	154,039
418	US PHYSICAL THERAPY, INC.	32,458	50,741
15,716	UTAH MEDICAL PRODUCTS, INC.	1,802,857	1,464,731
11,943	VANDA PHARMACEUTICALS, INC.(b)	79,125	78,704
121,134	VAREX IMAGING CORP.(b)	2,809,593	2,855,128
1,100	VERADIGM, INC.(b)	13,571	13,860
See accompanying notes to financial statements.	48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
2,500	VERICEL CORP.(b)	$ 60,043	93,925
102,797	VIEMED HEALTHCARE, INC.(b)	514,713	1,005,355
10,551	VIKING THERAPEUTICS, INC.(b)	150,482	171,032
7,017	VIR BIOTECHNOLOGY, INC.(b)	151,607	172,127
2,200	XENCOR, INC.(b)	56,273	54,934
18,183	Y-MABS THERAPEUTICS, INC.(b)	405,812	123,463
7,073	ZYNEX, INC.(b)	62,301	67,830
		58,767,601	55,543,901	14.20%
Industrials:
4,700	3D SYSTEMS CORP.(b)	39,603	46,671
1,700	AAON, INC.	92,593	161,177
500	AAR CORP.(b)	18,655	28,880
3,624	ABM INDUSTRIES, INC.	147,513	154,564
8,700	ACUITY BRANDS, INC.	1,293,694	1,418,796
33,019	ADENTRA, INC.(c)	852,847	810,053
2,800	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	111,235	153,636
62,451	AIR LEASE CORP.	2,224,521	2,613,574
310	ALAMO GROUP, INC.	40,969	57,012
700	ALBANY INTERNATIONAL CORP., CLASS A	55,495	65,296
600	ALLEGIANT TRAVEL CO.(b)	44,820	75,768
17,551	ALLIED MOTION TECHNOLOGIES, INC.	580,569	700,987
67,591	AMERICAN WOODMARK CORP.(b)	5,069,164	5,161,925
34,470	API GROUP CORP.(b)	731,709	939,652
200	APOGEE ENTERPRISES, INC.	7,740	9,494
1,460	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	152,746	211,452
1,766	ARCBEST CORP.	104,075	174,481
1,800	ARCOSA, INC.	108,698	136,386
15,594	ARGAN, INC.	585,081	614,560
51,303	ARIS WATER SOLUTIONS, INC., CLASS A	777,431	529,447
18,970	ARMSTRONG WORLD INDUSTRIES, INC.	1,726,196	1,393,536
1,100	ASTEC INDUSTRIES, INC.	35,388	49,984
700	AZZ, INC.	25,907	30,422
2,800	BARNES GROUP, INC.	88,428	118,132
1,177	BOISE CASCADE CO.	67,222	106,342
30,596	BOWMAN CONSULTING GROUP LTD.(b)	408,046	975,400
2,600	BRADY CORP., CLASS A	111,195	123,682
128,850	BRIGHTVIEW HOLDINGS, INC.(b)	1,569,211	925,143
26,266	BWX TECHNOLOGIES, INC.	1,429,518	1,879,858
700	CIRCOR INTERNATIONAL, INC.(b)	11,638	39,515
19,799	CLEAN HARBORS, INC.(b)	2,725,027	3,255,550
1,100	COMFORT SYSTEMS U.S.A., INC.	105,717	180,620
37,696	CONSTRUCTION PARTNERS, INC., CLASS A(b)	1,110,193	1,183,277
800	CORECIVIC, INC.(b)	7,368	7,528
1,639	CSG SYSTEMS INTERNATIONAL, INC.	64,966	86,441
9,871	CSW INDUSTRIALS, INC.	1,385,829	1,640,461
843	DXP ENTERPRISES, INC.(b)	19,189	30,694
700	DYCOM INDUSTRIES, INC.(b)	63,595	79,555
800	ENCORE WIRE CORP.	91,748	148,744
76,268	ENERPAC TOOL GROUP CORP.	1,550,011	2,059,236
900	ENPRO INDUSTRIES, INC.	77,086	120,177
4,400	ENVIRI CORP.(b)	19,868	43,428
34,234	ESAB CORP.	1,358,363	2,277,930
1,000	ESCO TECHNOLOGIES, INC.	74,760	103,630
588	EXPONENT, INC.	52,207	54,872
3,316	FEDERAL SIGNAL CORP.	119,424	212,323
400	FORWARD AIR CORP.	39,396	42,444
33,958	FRANKLIN COVEY CO.(b)	1,578,598	1,483,285
113,200	GATES INDUSTRIAL CORP. PLC(b)	1,666,446	1,525,936
1,400	GIBRALTAR INDUSTRIES, INC.(b)	56,403	88,088
24,010	GLOBAL INDUSTRIAL CO.	823,990	666,758
26,805	GMS, INC.(b)	1,226,640	1,854,906
25,840	GORMAN-RUPP (THE) CO.	792,796	744,967
38,356	GRACO, INC.	2,346,514	3,312,041
51,934	GRAHAM CORP.(b)	538,228	689,684
2,431	GRANITE CONSTRUCTION, INC.	64,987	96,705
2,600	GREENBRIER (THE) COS., INC.	70,680	112,060
2,000	HAWAIIAN HOLDINGS, INC.(b)	18,055	21,540
See accompanying notes to financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
3,200	HEALTHCARE SERVICES GROUP, INC.	$ 38,963	47,776
2,234	HEARTLAND EXPRESS, INC.	32,725	36,660
228	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	6,013	6,035
27,983	HEXCEL CORP.	2,012,617	2,127,268
3,809	HILLENBRAND, INC.	146,006	195,326
57,582	HOWMET AEROSPACE, INC.	1,961,847	2,853,764
1,973	HUB GROUP, INC., CLASS A(b)	129,965	158,471
9,707	ICF INTERNATIONAL, INC.	855,829	1,207,454
92,509	INTERFACE, INC.	673,382	813,154
149,609	JELD-WEN HOLDING, INC.(b)	1,390,475	2,624,142
6,857	JOHN BEAN TECHNOLOGIES CORP.	881,355	831,754
412,772	JOHNSON SERVICE GROUP PLC(c)	782,509	540,996
2,979	KADANT, INC.	640,748	661,636
45,424	KARAT PACKAGING, INC.	959,748	828,988
1,900	KELLY SERVICES, INC., CLASS A	26,974	33,459
524,109	KNIGHTS GROUP HOLDINGS PLC(c)	728,065	424,665
2,000	KORN FERRY	95,335	99,080
1,800	MARTEN TRANSPORT LTD.	37,418	38,700
44,208	MASONITE INTERNATIONAL CORP.(b)	4,207,008	4,528,667
99,843	MASTERBRAND, INC.(b)	883,434	1,161,174
1,500	MATSON, INC.	98,157	116,595
2,100	MATTHEWS INTERNATIONAL CORP., CLASS A	48,981	89,502
2,400	MILLERKNOLL, INC.	35,057	35,472
1,500	MOOG, INC., CLASS A	111,927	162,645
263,961	MRC GLOBAL, INC.(b)	2,355,962	2,658,087
214	MUELLER INDUSTRIES, INC.	17,871	18,678
600	MYR GROUP, INC.(b)	57,948	83,004
700	NOW, INC.(b)	7,119	7,252
100	NV5 GLOBAL, INC.(b)	9,537	11,077
6,300	OPENLANE, INC.(b)	74,444	95,886
111,183	PGT INNOVATIONS, INC.(b)	1,805,647	3,240,984
3,800	PITNEY BOWES, INC.	9,567	13,452
200	PROTO LABS, INC.(b)	5,776	6,992
400	QUANEX BUILDING PRODUCTS CORP.	7,672	10,740
98,053	RADIANT LOGISTICS, INC.(b)	633,746	658,916
37,774	RB GLOBAL, INC.(c)	2,641,876	2,266,440
146,970	RESIDEO TECHNOLOGIES, INC.(b)	2,560,870	2,595,490
139,290	REV GROUP, INC.	1,480,838	1,846,985
28,630	RUSH ENTERPRISES, INC., CLASS A	814,245	1,738,986
14,458	RXO, INC.(b)	230,373	327,763
15,311	SITEONE LANDSCAPE SUPPLY, INC.(b)	1,891,034	2,562,449
2,700	SKYWEST, INC.(b)	45,446	109,944
1,600	SPX TECHNOLOGIES, INC.(b)	88,269	135,952
600	STANDEX INTERNATIONAL CORP.	52,056	84,882
422,719	STEELCASE, INC., CLASS A	5,350,886	3,259,163
24,164	STERLING INFRASTRUCTURE, INC.(b)	525,259	1,348,351
1,700	SUN COUNTRY AIRLINES HOLDINGS, INC.(b)	24,689	38,216
124	TENNANT CO.	7,135	10,058
29,372	TEREX CORP.	847,888	1,757,327
3,200	TRINITY INDUSTRIES, INC.	70,370	82,272
640	TRIUMPH GROUP, INC.(b)	5,788	7,917
98,358	TRUEBLUE, INC.(b)	1,732,504	1,741,920
500	UNIFIRST CORP.	83,870	77,505
5,015	VERITIV CORP.	650,534	629,934
2,100	WABASH NATIONAL CORP.	33,108	53,844
22,511	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	2,043,210	2,468,781
30,654	WILLDAN GROUP, INC.(b)	1,234,626	587,331
23,490	WOODWARD, INC.	2,155,663	2,793,196
		82,900,355	94,781,862	24.22%
Information Technology:
4,433	8X8, INC.(b)	16,283	18,752
3,600	A10 NETWORKS, INC.	52,187	52,524
800	ADEIA, INC.	6,456	8,808
7,544	ADTRAN HOLDINGS, INC.	71,334	79,438
1,342	ADVANCED ENERGY INDUSTRIES, INC.	101,891	149,566
83,178	AGILETHOUGHT, INC.(b)	522,145	62,384
900	AGILYSYS, INC.(b)	47,400	61,776
See accompanying notes to financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
700	ALARM.COM HOLDINGS, INC.(b)	$ 34,067	36,176
800	ALPHA & OMEGA SEMICONDUCTOR LTD.(b)	22,666	26,240
225,710	ARLO TECHNOLOGIES, INC.(b)	1,416,127	2,462,496
11,800	ARROW ELECTRONICS, INC.(b)	1,118,685	1,690,114
16,242	ASPEN TECHNOLOGY, INC.(b)	3,097,227	2,722,322
1,312	AVID TECHNOLOGY, INC.(b)	29,931	33,456
51,756	AVNET, INC.	1,933,626	2,611,090
1,946	AXCELIS TECHNOLOGIES, INC.(b)	110,370	356,760
1,636	BADGER METER, INC.	154,127	241,408
22,568	BELDEN, INC.	769,805	2,158,629
2,504	BENCHMARK ELECTRONICS, INC.	50,443	64,678
71,606	BIGCOMMERCE HOLDINGS, INC., CLASS 1(b)	624,270	712,480
14,633	BILL HOLDINGS, INC.(b)	1,119,998	1,709,866
57,693	CAMBIUM NETWORKS CORP.(b)	1,391,192	878,087
183,107	CELESTICA, INC.(b)(c)	1,357,785	2,655,051
1,917	CERENCE, INC.(b)	31,514	56,034
24,581	CEVA, INC.(b)	1,141,528	628,045
500	CLEARFIELD, INC.(b)	22,191	23,675
49,846	CODA OCTOPUS GROUP, INC.(b)	396,328	409,236
2,700	COHU, INC.(b)	73,544	112,212
15,760	CONSENSUS CLOUD SOLUTIONS, INC.(b)	655,940	488,560
1,900	CORSAIR GAMING, INC.(b)	22,922	33,706
3,300	CTS CORP.	98,659	140,679
25,309	DIGI INTERNATIONAL, INC.(b)	573,802	996,922
80,921	DIGITAL TURBINE, INC.(b)	1,467,052	750,947
1,800	DIODES, INC.(b)	121,086	166,482
17,721	DOLBY LABORATORIES, INC., CLASS A	1,363,572	1,482,893
1,100	DOUBLEVERIFY HOLDINGS, INC.(b)	32,341	42,812
1,487	EBIX, INC.	25,752	37,472
41,219	ELASTIC N.V.(b)	4,263,571	2,642,962
1,000	EPLUS, INC.(b)	41,490	56,300
6,749	EXTREME NETWORKS, INC.(b)	89,817	175,811
31,166	FD TECHNOLOGIES PLC(b)(c)	710,057	758,369
2,000	FORMFACTOR, INC.(b)	62,555	68,440
83,226	GRID DYNAMICS HOLDINGS, INC.(b)	1,577,515	769,840
57,675	HARMONIC, INC.(b)	813,628	932,605
1,500	ICHOR HOLDINGS LTD.(b)	40,593	56,250
15,589	IMPINJ, INC.(b)	986,892	1,397,554
1,700	INSIGHT ENTERPRISES, INC.(b)	143,345	248,778
1,700	INTERDIGITAL, INC.	73,063	164,135
2,500	ITRON, INC.(b)	110,377	180,250
50,206	ITURAN LOCATION AND CONTROL LTD.(c)	1,326,514	1,171,808
32,764	KIMBALL ELECTRONICS, INC.(b)	790,878	905,269
5,000	KNOWLES CORP.(b)	64,124	90,300
3,100	KULICKE & SOFFA INDUSTRIES, INC.(c)	123,108	184,295
116,647	LANTRONIX, INC.(b)	629,297	491,084
21,239	LATTICE SEMICONDUCTOR CORP.(b)	1,370,205	2,040,431
15,300	LIVEPERSON, INC.(b)	54,397	69,156
2,600	LIVERAMP HOLDINGS, INC.(b)	48,085	74,256
61,472	LUNA INNOVATIONS, INC.(b)	455,136	560,625
5,920	MAXLINEAR, INC.(b)	162,336	186,835
16,080	MKS INSTRUMENTS, INC.	1,602,423	1,738,248
600	N-ABLE, INC.(b)	7,926	8,646
21,700	NAPCO SECURITY TECHNOLOGIES, INC.	461,548	751,905
200	NETSCOUT SYSTEMS, INC.(b)	6,028	6,190
23,811	OKTA, INC.(b)	1,404,983	1,651,293
1,700	ONESPAN, INC.(b)	15,193	25,228
10,569	ONTO INNOVATION, INC.(b)	659,506	1,230,971
800	OSI SYSTEMS, INC.(b)	59,840	94,264
214,973	PARK CITY GROUP, INC.	1,185,108	2,169,078
1,000	PDF SOLUTIONS, INC.(b)	24,850	45,100
1,420	PERFICIENT, INC.(b)	104,779	118,329
2,200	PHOTRONICS, INC.(b)	32,884	56,738
224,308	PIVOTREE, INC.(b)(c)	716,770	419,916
140	POWER INTEGRATIONS, INC.	8,400	13,254
14,434	PROGRESS SOFTWARE CORP.	647,628	838,615
63,116	RADWARE LTD.(b)(c)	2,129,717	1,223,819
See accompanying notes to financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
2,100	RAMBUS, INC.(b)	$ 61,190	134,757
17,551	RAPID7, INC.(b)	647,651	794,709
39,279	RED VIOLET, INC.(b)	1,047,151	807,969
533	ROGERS CORP.(b)	84,732	86,309
3,248	SANMINA CORP.(b)	119,288	195,757
65,727	SCANSOURCE, INC.(b)	2,507,420	1,942,890
935	SILICON MOTION TECHNOLOGY CORP. ADR(c)(f)	65,207	67,189
10,737	SITIME CORP.(b)	1,394,560	1,266,644
6,223	SOLARWINDS CORP.(b)	52,445	63,848
21,340	SOUNDTHINKING, INC.(b)	642,400	466,492
1,168	SPS COMMERCE, INC.(b)	143,291	224,326
5,905	TTM TECHNOLOGIES, INC.(b)	68,078	82,080
2,445	ULTRA CLEAN HOLDINGS, INC.(b)	71,061	94,035
86,020	UPLAND SOFTWARE, INC.(b)	936,635	309,672
30,764	VEECO INSTRUMENTS, INC.(b)	652,829	790,020
2,900	VIASAT, INC.(b)	103,724	119,654
58,654	WALKME LTD.(b)(c)	543,164	563,078
93,040	WEAVE COMMUNICATIONS, INC.(b)	432,040	1,033,674
36,596	WIX.COM LTD.(b)(c)	5,537,073	2,863,271
13,500	XPERI, INC.(b)	143,172	177,525
		58,331,923	59,862,622	15.30%
Materials:
1,535	ADVANSIX, INC.	49,217	53,694
5,123	ARCONIC CORP.(b)	93,459	151,538
25,071	ASPEN AEROGELS, INC.(b)	185,747	197,810
4,785	ATI, INC.(b)	128,941	211,641
50,716	AXALTA COATING SYSTEMS LTD.(b)	1,234,484	1,663,992
162	BALCHEM CORP.	20,268	21,839
1,800	CARPENTER TECHNOLOGY CORP.	58,388	101,034
3,110	CENTURY ALUMINUM CO.(b)	21,499	27,119
33,558	FMC CORP.	3,969,694	3,501,442
128,251	FORAN MINING CORP.(b)(c)	361,527	340,776
1,800	FUTUREFUEL CORP.	10,948	15,930
19,380	H.B. FULLER CO.	1,036,521	1,385,864
15,616	HAYNES INTERNATIONAL, INC.	609,978	793,605
6,831	INGEVITY CORP.(b)	335,964	397,291
1,387	INNOSPEC, INC.	121,931	139,310
900	KAISER ALUMINUM CORP.	59,411	64,476
22,680	KOPPERS HOLDINGS, INC.	523,575	773,388
7,000	LIVENT CORP.(b)	163,574	192,010
700	MATERION CORP.	55,545	79,940
1,600	MERCER INTERNATIONAL, INC.(c)	14,557	12,912
1,700	MINERALS TECHNOLOGIES, INC.	86,510	98,073
2,096	O-I GLASS, INC.(b)	42,748	44,708
46,595	OLIN CORP.	804,577	2,394,517
112,040	ORION S.A.	1,296,857	2,377,489
700	QUAKER CHEMICAL CORP.	105,692	136,430
8,599	SMITH-MIDLAND CORP.(b)	194,143	204,226
1,154	STEPAN CO.	110,503	110,276
7,900	SUNCOKE ENERGY, INC.	48,141	62,173
792	SYLVAMO CORP.	32,642	32,037
1,500	TIMKENSTEEL CORP.(b)	22,827	32,355
102,401	TRIMAS CORP.	2,829,304	2,815,004
1,900	WARRIOR MET COAL, INC.	55,152	74,005
		14,684,324	18,506,904	4.73%
Real Estate:
3,900	ACADIA REALTY TRUST	49,022	56,121
3,176	AGREE REALTY CORP.	207,957	207,679
3,000	ALEXANDER & BALDWIN, INC.	49,804	55,740
300	AMERICAN ASSETS TRUST, INC.	5,121	5,760
1,900	ANYWHERE REAL ESTATE, INC.(b)	11,826	12,692
5,000	ARMADA HOFFLER PROPERTIES, INC.	50,699	58,400
5,346	CARETRUST REIT, INC.	90,552	106,171
1,100	CHATHAM LODGING TRUST	10,811	10,296
1,100	COMMUNITY HEALTHCARE TRUST, INC.	35,499	36,322
147,571	DIAMONDROCK HOSPITALITY CO.	1,155,833	1,182,044
3,400	ELME COMMUNITIES	58,699	55,896
See accompanying notes to financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
5,029	ESSENTIAL PROPERTIES REALTY TRUST, INC.	$ 93,408	118,383
4,500	FOUR CORNERS PROPERTY TRUST, INC.	108,117	114,300
8,000	GETTY REALTY CORP.	220,374	270,560
3,900	GLOBAL NET LEASE, INC.	39,242	40,092
22,500	HUDSON PACIFIC PROPERTIES, INC.	117,599	94,950
934	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	65,305	68,191
15,100	LXP INDUSTRIAL TRUST	139,151	147,225
191	MARCUS & MILLICHAP, INC.	5,730	6,018
1,000	ORION OFFICE REIT, INC.	6,430	6,610
5,300	OUTFRONT MEDIA, INC.	80,750	83,316
400	PEBBLEBROOK HOTEL TRUST	5,828	5,576
521	RETAIL OPPORTUNITY INVESTMENTS CORP.	7,344	7,039
7,900	RPT REALTY	58,155	82,555
500	SAUL CENTERS, INC.	18,357	18,415
3,112	SERVICE PROPERTIES TRUST	27,637	27,043
6,800	SITE CENTERS CORP.	72,391	89,896
2,400	SL GREEN REALTY CORP.	60,029	72,120
1,800	ST. JOE (THE) CO.	57,905	87,012
3,900	SUMMIT HOTEL PROPERTIES, INC.	25,999	25,389
7,800	SUNSTONE HOTEL INVESTORS, INC.	73,754	78,936
5,600	TANGER FACTORY OUTLET CENTERS, INC.	78,338	123,592
44,800	UNITI GROUP, INC.	148,965	206,976
800	UNIVERSAL HEALTH REALTY INCOME TRUST	33,943	38,064
4,600	URBAN EDGE PROPERTIES	60,501	70,978
1,600	URSTADT BIDDLE PROPERTIES, INC., CLASS A	24,365	34,016
2,500	WHITESTONE REIT	21,804	24,250
900	XENIA HOTELS & RESORTS, INC.	11,523	11,079
		3,388,767	3,739,702	0.96%
Utilities:
1,755	AMERICAN STATES WATER CO.	136,143	152,685
4,000	AVISTA CORP.	153,806	157,080
1,277	CALIFORNIA WATER SERVICE GROUP	66,689	65,932
744	CHESAPEAKE UTILITIES CORP.	66,090	88,536
14,373	CONSOLIDATED WATER CO. LTD.	258,588	348,258
300	MIDDLESEX WATER CO.	23,667	24,198
1,408	NORTHWEST NATURAL HOLDING CO.	62,964	60,614
1,000	OTTER TAIL CORP.	74,000	78,960
800	UNITIL CORP.	37,432	40,568
		879,379	1,016,831	0.26%
	Sub-total Common Stocks:	372,650,107	380,374,431	97.22%
Escrows:
Communication Services:
39,067	GCI LIBERTY, INC., CLASS A(b)(d)	-	-
		-	-	0.00%
Consumer Staples:
23,253	FRESH MARKET (THE), INC.(b)(d)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Short-Term Investments:
154,000	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(g)	154,000	154,000
11,834,436	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.98%(h)	11,834,436	11,834,436
	Sub-total Short-Term Investments:	11,988,436	11,988,436	3.07%
	Grand total	$ 384,638,543	392,362,867	100.29%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2023, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 7.38% of net assets.
(d)	Security has been deemed worthless and is a Level 3 investment.
See accompanying notes to financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
(e)	Security is either wholly or partially on loan.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.02% of net assets as of June 30, 2023.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2022, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $12,324,435 with net sales of $489,999 during the six months ended June 30, 2023.
See accompanying notes to financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2023 (unaudited)
Clearwater Select Equity Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
105,231	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$ 962,380	1,017,584
54,667	BLACKROCK MUNICIPAL INCOME FUND INC			606,170	625,390
14,351	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			190,922	161,449
88,691	BLACKROCK MUNIHOLDINGS FUND INC			1,351,205	1,031,476
27,182	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			370,587	303,623
82,054	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,031,620	796,744
128,111	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,650,396	1,415,627
48,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			684,813	569,303
66,132	BLACKROCK MUNIYIELD QUALITY FUND II INC			793,094	665,288
96,091	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,260,856	1,051,236
48,128	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			344,865	274,330
177,771	DWS MUNICIPAL INCOME TRUST			2,003,096	1,530,608
167,452	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,848,233	1,408,271
158,905	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,932,487	1,503,241
108,737	INVESCO MUNICIPAL TRUST			1,338,021	1,025,390
55,087	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			739,279	543,158
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,321,500	1,819,975
70,073	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			896,688	680,409
81,582	INVESCO VALUE MUNICIPAL INCOME TRUST			1,234,553	964,299
56,334	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			792,918	659,108
212,362	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			2,802,706	2,321,117
71,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,101,444	825,817
84,266	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,197,701	947,150
209,657	NUVEEN QUALITY MUNICIPAL INCOME FUND			2,955,001	2,362,834
	Sub-total Closed-End Funds:			30,410,535	24,503,427	3.65%
Municipal Bonds:
Alabama
400,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	400,000	349,964
915,000	STADIUM TRACE VLG IMPT DIST DEV INCENTIVE ANTIC BONDS	3/1/2036	3.63	915,000	733,984
				1,315,000	1,083,948	0.16%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	910
				350,000	910	0.00%
Arizona
2,000,000	ARIZONA BRD OF RGTS UNIV ARIZONA SYS REVENUE	6/1/2046	5.00	2,055,634	2,054,135
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(c)(d)	7/1/2030	6.75	1,239,818	687,500
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(c)(d)	7/1/2050	7.75	1,237,783	687,500
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(c)(d)	7/1/2051	6.00	400,000	220,000
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	554,202	391,808
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2052	6.00	902,173	885,337
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	510,528	516,215
2,000,000	PHOENIX AZ CIVIC IMPT CORP WTR SYS REVENUE	7/1/2039	5.00	2,080,655	2,080,916
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2036	5.13	988,267	1,004,800
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(b)	11/15/2035	6.25	650,000	654,972
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(b)	11/15/2057	7.00	650,000	654,796
500,000	TEMPE AZ	1/1/2029	5.00	500,000	506,613
270,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2024	4.70	269,834	256,786
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	501,642	354,781
				12,540,536	10,956,159	1.63%
Arkansas
950,000	MOUNTAIN HOME AR SALES & USE TAX REVENUE	9/1/2038	2.00	950,000	711,135
				950,000	711,135	0.11%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(e)	8/1/2039	0.00	2,192,143	2,536,422
See accompanying notes to financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California (Cont'd):
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(e)	8/1/2046	0.00	$ 803,708	1,108,187
650,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	5/15/2029	3.13	650,000	610,779
930,000	CALIFORNIA SCH FIN AUTH SCH FAC REVENUE(b)	7/1/2033	5.00	971,060	976,549
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,486,560	1,652,393
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	995,760	1,211,142
1,000,000	CENTRL CA UNIF SCH DIST	8/1/2043	5.00	1,043,870	1,043,299
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	999,192	1,084,513
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,102,582	1,277,401
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	744,777	751,757
1,000,000	ENCINITAS CA UNION SCH DIST	8/1/2035	6.75	998,828	1,288,517
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,153,111	1,417,259
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	997,750	1,193,621
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,004,552	1,073,322
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	746,330	774,616
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,998,301	2,466,597
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	995,702	1,105,131
750,000	RIVER ISLANDS CA PUBLIC FING AUTH SPL TAX	9/1/2052	5.25	812,319	825,414
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,001,019	1,007,942
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(f)	6/1/2039	4.25	350,000	312,892
970,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE(g)	10/15/2042	5.30	977,284	975,646
1,250,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2039	5.00	1,254,486	1,255,952
2,000,000	SAN JOAQUIN HILLS CA TRANSPRTN CORRIDOR AGY TOLL ROAD REV	1/15/2049	5.25	2,037,268	2,036,178
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,000,000	1,001,715
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	501,603
1,910,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,909,136	2,060,979
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(e)	8/1/2041	0.00	839,883	977,661
				29,565,621	32,527,487	4.85%
Colorado
1,000,000	BASELINE MET DIST #1 CO SPL REVENUE	12/1/2051	5.00	971,212	887,958
1,000,000	BRIGHTON CROSSING MET DIST #6 CO	12/1/2050	5.00	1,014,276	861,467
830,000	CHAMBERS HIGHPOINT MET DIST #2 CO	12/1/2051	5.00	870,824	701,547
1,400,000	COLLIERS HILL MET DIST #2 CO(h)	12/15/2047	5.75	1,400,000	1,319,476
1,040,000	COLORADO EDUCTNL & CULTURAL AUTH REVENUE(b)	7/1/2043	6.00	1,040,000	1,031,626
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,890	1,001,749
600,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2030	3.50	600,000	527,122
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	991,288	1,007,652
735,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2049	5.00	776,165	559,664
1,670,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2058	5.00	1,719,866	1,217,644
1,500,000	COLORADO ST HSG & FIN AUTH	11/1/2052	6.00	1,586,841	1,623,229
1,500,000	CROSSROADS MET DIST #1 CO	12/1/2051	6.50	1,476,121	1,442,692
1,000,000	DENVER CO CITY & CNTY DEDICATED TAX REVENUE	8/1/2042	5.00	1,039,332	1,036,805
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,066,341
870,000	DENVER CO CONVENTION CENTER HOTEL AUTH REVENUE	12/1/2030	5.00	896,394	896,165
980,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	980,000	980,782
See accompanying notes to financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
775,000	GARFIELD/PITKIN/EAGLE CO SCH DIST #RE-1 ROARING FORK	12/15/2043	5.00	$ 818,704	820,238
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	959,952
1,000,000	JOHNSTOWN PLAZA MET DIST CO	12/1/2046	4.25	946,655	828,477
655,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	646,140	595,403
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	359,949
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/2026)(e)	12/1/2051	0.00	1,733,566	1,301,710
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,739	981,254
184,432	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	184,432
1,373,686	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,323,985	1,012,148
500,000	RIVERVIEW MET DIST CO	12/1/2051	5.00	528,808	428,737
1,000,000	RUDOLPH FARMS MET DIST #6 CO REVENUE SUPPORTED	6/1/2052	6.50	1,000,000	975,757
500,000	SKY RANCH CMNTY AUTH BRD CO	12/1/2052	5.75	500,000	469,702
1,000,000	TRANSPORT MET DIST #3 CO	12/1/2041	5.00	1,022,091	896,609
1,000,000	TREE FARM MET DIST CO(b)	12/1/2041	4.50	1,000,000	887,236
500,000	VERVE MET DIST #1 CO	12/1/2033	5.75	480,962	476,642
1,000,000	WESTGATE MET DIST CO	12/1/2051	5.13	1,000,000	855,504
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	688,182
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,061,606	1,008,292
				33,417,465	29,892,143	4.46%
Connecticut
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,014,002	1,843,359
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	586,985	129,808
650,000	STAMFORD CT HSG AUTH(b)	12/1/2027	11.00	650,000	678,707
				3,250,987	2,651,874	0.40%
District of Columbia
3,400,000	DIST OF COLUMBIA	6/1/2038	5.00	3,437,604	3,435,640
1,500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,500,000	1,500,578
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	500,760
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,000,778
105,000	DIST OF COLUMBIA REVENUE	7/1/2027	4.13	100,250	101,126
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,579,803
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	938,175
				11,037,854	10,056,860	1.50%
Florida
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	575,980	428,162
385,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	385,000	388,796
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE	5/1/2052	4.00	1,015,600	779,650
495,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	495,000	513,109
170,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	170,000	174,149
1,500,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2038	5.00	1,575,356	1,580,634
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2051	4.00	557,479	384,013
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	512,734	423,293
1,415,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	6/1/2056	5.00	1,514,993	1,181,203
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2056	4.00	469,305	315,806
See accompanying notes to financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
750,000	CAPITAL TRUST AGY FL REVENUE(c)	4/1/2035	7.00	$ 750,000	577,500
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(d)	12/1/2035	6.75	1,745,953	573,125
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(d)	7/1/2037	6.75	750,000	165,000
655,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE	5/1/2032	5.00	657,254	665,971
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	515,604	391,479
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(b)	5/1/2053	4.30	1,085,386	905,180
1,000,000	COLLIER CNTY FL EDUCTNL FACS AUTH REVENUE	6/1/2038	5.25	1,019,295	1,021,159
585,484	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(d)	5/15/2026	7.25	585,484	64,403
1,366,128	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(d)	5/15/2044	8.13	1,483,546	150,274
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,020,241	783,340
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	965,861
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	836,881	622,512
1,350,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(b)	1/1/2049	7.38	1,294,025	1,336,506
1,000,000	FLORIDA ST DEV FIN CORP(b)(i)	7/1/2057	7.25	980,110	1,017,091
2,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)(j)	4/23/2058	6.25	1,986,840	1,969,124
500,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2027	2.38	500,000	479,625
1,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	11/15/2030	5.00	1,000,000	910,526
1,350,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2051	5.00	1,471,041	1,067,501
250,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	250,000	246,560
30,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	30,000	30,000
590,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	590,000	578,778
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	1,000,000	828,497
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2048	4.55	1,000,000	1,006,810
510,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	510,000	491,939
2,265,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	2,265,000	1,608,460
1,500,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,500,000	1,467,776
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(b)	7/1/2048	4.00	1,040,619	801,026
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	976,254
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,072	566,739
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,958	530,308
700,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	700,000	713,620
2,500,000	HILLSBOROUGH CNTY FL CMNTY INVESTMENT TAX REVENUE	11/1/2023	5.00	2,504,014	2,503,095
1,000,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	991,498	778,476
1,000,000	JULINGTON CREEK PLANTATION FLCDD	5/1/2043	5.50	1,103,818	1,107,059
710,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2050	5.75	724,329	625,333
1,000,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2055	5.75	978,140	865,855
1,750,000	LAKELAND FL HOSP SYS REVENUE	11/15/2045	5.00	1,746,500	1,756,245
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	497,152	478,351
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	498,832	483,020
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	383,788	338,629
135,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	134,928	134,802
900,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	900,000	927,776
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,000,000	1,006,649
See accompanying notes to financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	$ 745,549	753,571
745,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	741,329	753,676
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	702,019
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,011,009
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	576,008	472,884
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	832,069
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	504,768
245,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	241,677	213,620
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	926,257	743,073
1,445,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	1,515,825	1,129,601
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST UTILITY REVENUE	10/1/2053	5.25	1,069,300	1,070,158
1,300,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	1,300,000	1,149,939
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	11/15/2049	5.00	971,250	942,702
90,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	90,000	90,743
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	504,455	432,209
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	739,465	738,311
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,511	293,916
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	515,958	389,481
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	509,423	502,209
1,000,000	MIAMI-DADE CNTY FL AVIATION REVENUE	10/1/2033	5.00	1,009,246	1,009,044
160,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	160,000	165,069
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,025,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	1,025,000	953,278
2,000,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2033	5.75	2,000,000	1,995,363
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	513,903
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,401,634	1,409,378
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	505,504	501,254
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,008,714	1,003,233
1,250,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2040	5.00	1,242,750	1,246,075
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE(b)	7/1/2027	11.50	1,000,000	967,095
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,026,668	785,063
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,856,412	1,723,993
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	996,309	969,238
700,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2052	4.00	729,630	544,815
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,360	401,311
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	502,968	391,670
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	536,759	502,565
See accompanying notes to financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
580,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	$ 575,881	595,347
1,000,000	POITRAS EAST CDD FL SPL ASSMNT REVENUE	5/1/2052	5.25	996,967	985,310
420,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	418,788	384,722
490,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	490,000	444,229
1,000,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,043,237	813,683
725,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	715,367	567,921
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	991,841	851,378
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,197,751	1,784,570
145,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	142,596	148,137
400,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	419,056	319,910
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	72,695
650,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.20	650,000	633,955
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(e)	5/1/2040	0.00	103,830	105,208
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,429,666	1,421,497
125,000	TOLOMATO FL CDD	5/1/2040	6.61	-	1
1,000,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2052	4.00	1,052,872	778,476
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	706,472
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	388,563	326,849
1,005,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2052	5.50	999,199	989,737
475,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	473,936	486,234
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,264,378
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	781,746	583,272
700,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2054	5.50	693,777	691,743
1,000,000	VILLAGE CDD NO 15 SPL ASSMNT REVENUE(b)	5/1/2028	4.25	1,000,000	1,001,804
1,000,000	VILLAGE CDD NO 15 SPL ASSMNT REVENUE(b)	5/1/2038	4.85	1,000,000	1,007,665
500,000	WATERSET SOUTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.10	500,000	509,703
905,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	909,599	736,873
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	652,118	661,919
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	986,016	763,357
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,518	959,676
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	746,033	748,805
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	54,044
				103,979,457	89,894,925	13.40%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	500,000	500,141
1,250,000	GAINESVILLE & HALL CNTY GA DEV AUTH EDUCTNL FACS REVENUE(b)	9/1/2044	6.25	1,214,304	1,135,675
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,936,000	1,878,003
895,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	895,000	881,558
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.55	1,000,000	997,397
See accompanying notes to financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Georgia (Cont'd):
500,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.40	$ 500,000	503,798
				6,045,304	5,896,572	0.88%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	120,391
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2031	3.80	570,000	481,458
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2033	4.00	744,365	614,336
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,027,429	702,183
2,500,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2048	4.75	2,500,000	2,524,194
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2051	3.75	1,000,000	757,713
				5,971,794	5,200,275	0.78%
Illinois
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,254,535	1,244,555
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,003,967	1,013,687
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,000	1,001,133
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2032	5.25	1,003,683	1,002,866
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2046	5.00	1,011,792	1,010,431
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2053	5.50	1,060,370	1,081,457
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,010,946	1,006,613
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	765,927	721,743
500,000	DECATUR IL	3/1/2034	5.00	501,626	504,988
830,000	EVANSTON ILL EDL FAC REVENUE(b)	4/1/2041	4.38	828,453	622,225
1,500,000	ILLINOIS ST	2/1/2039	5.00	1,507,619	1,504,647
1,500,000	ILLINOIS ST	5/1/2047	5.50	1,609,385	1,628,723
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,009,123
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	675,761	677,634
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	500,652	422,849
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	757,120	760,232
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,413,718	1,237,026
1,500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,531,743	1,125,839
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2045	5.00	1,023,512	1,006,979
900,000	ILLINOIS ST FIN AUTH REVENUE(f)(k)	7/15/2055	3.97	900,000	900,000
2,500,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2053	5.25	2,656,274	2,641,731
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,044,537	1,050,507
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,515,864	1,519,943
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	507,949	515,425
1,000,000	LINCOLNWOOD IL TAX INCREMENT ALLOCATION REVENUE NTS COPS(b)	1/1/2041	4.82	1,000,000	915,185
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,082,793	1,080,643
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	250,000
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	750,320
325,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	325,000	260,000
1,000,000	UNIV OF ILLINOIS IL REVENUES	4/1/2044	5.00	1,006,988	1,002,152
750,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2037	5.25	765,872	702,393
				32,016,086	30,171,049	4.50%
Indiana
1,500,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	7/1/2047	5.00	1,536,015	1,509,275
700,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	6/1/2051	5.00	764,461	583,490
625,000	INDIANA ST FIN AUTH HSG REVENUE	11/20/2027	4.80	625,000	628,234
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	990,664	1,008,470
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,695,666	1,206,075
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	502,510	504,052
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,016,326	943,448
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,347,862
See accompanying notes to financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Indiana (Cont'd):
2,500,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2053	4.70	$ 2,500,000	2,480,128
1,000,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2053	5.75	1,092,194	1,064,700
2,000,000	INDIANAPOLIS IN LOCAL PUBLIC IMPT BOND BANK	1/1/2031	5.00	2,011,174	2,008,180
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	517,818
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	614,132	615,748
				15,448,142	14,417,480	2.15%
Iowa
1,500,000	DES MOINES IA	6/1/2040	1.88	1,023,092	1,025,855
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2048	5.00	1,632,377	1,094,609
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,094,917	587,391
1,000,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2042	4.05	1,000,000	943,270
2,000,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2053	5.50	2,113,448	2,129,392
1,000,000	IOWA ST HGR EDU LOAN AUTH REVENUE	10/1/2052	5.38	1,019,444	1,033,116
				7,883,278	6,813,633	1.02%
Kansas
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	930,377	802,827
1,485,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(b)	9/1/2035	5.25	1,471,066	1,439,746
				2,401,443	2,242,573	0.33%
Kentucky
1,500,000	KENTUCKY ST ECON DEV FIN AUTH	1/1/2045	5.00	1,488,210	1,500,229
				1,488,210	1,500,229	0.22%
Louisiana
580,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2031	4.00	598,706	531,793
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2051	5.00	1,058,160	789,688
980,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2042	4.05	980,000	926,036
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	890,916
1,000,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2053	4.85	1,000,000	1,010,774
1,000,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	6/1/2054	5.75	1,072,057	1,082,136
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.50	499,500	497,781
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,005,445	1,002,087
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	600,000	632,102
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	7/1/2039	5.00	1,045,246	845,156
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2039	5.50	600,000	628,365
900,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.00	900,000	810,074
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.40	650,000	619,669
1,150,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2046	4.00	1,150,000	1,014,307
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	511,634	508,900
335,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(f)	2/15/2036	4.27	335,000	324,435
See accompanying notes to financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Louisiana (Cont'd):
1,000,000	NEW ORLEANS LA AVIATION BRD	1/1/2048	5.00	$ 1,012,716	1,013,165
				14,268,464	13,127,384	1.96%
Maine
2,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2053	4.70	2,500,000	2,479,894
				2,500,000	2,479,894	0.37%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	500,648
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2044	2.55	1,000,000	730,444
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	3/1/2047	5.05	1,000,000	1,027,171
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	1,048,607	1,030,336
1,500,000	MARYLAND ST STADIUM AUTH REVENUE	5/1/2036	5.00	1,565,094	1,565,397
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	520,162
545,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	545,000	528,151
				6,158,701	5,902,309	0.88%
Massachusetts
4,000,000	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	4,000,000	2,764,267
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,511,794	1,613,679
810,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2033	3.50	776,552	788,341
1,000,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	1,000,000	843,351
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,447,920	1,245,929
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,708,416	1,147,698
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	265,178
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	270,154
310,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	310,000	310,170
2,025,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,025,000	2,015,230
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2048	4.90	2,000,000	2,030,617
1,500,000	WALTHAM MA	10/15/2039	2.13	1,098,915	1,108,896
				16,413,597	14,403,510	2.15%
Michigan
770,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	764,889	638,120
650,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	652,585	507,064
1,000,000	MICHIGAN ST HSG DEV AUTH MF REVENUE(l)	2/1/2026	5.00	1,014,230	1,014,490
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2048	5.00	1,500,000	1,542,689
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,045,601	792,927
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2040	5.20	1,000,000	1,052,269
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.90	1,000,000	1,014,581
205,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	205,000	191,646
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,880,556	3,559,748
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	4,262,326
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.95	5,000,000	5,071,730
See accompanying notes to financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Michigan (Cont'd):
330,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	$ 330,000	330,195
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	755,478	759,804
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2040	4.00	822,695	651,612
				25,471,034	21,389,201	3.19%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	930,695	591,418
1,585,000	ELK RIVER MN INDEP SCH DIST #728	2/1/2039	2.50	1,263,374	1,236,511
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	991,746	938,031
2,000,000	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2047	5.00	2,067,421	2,094,534
995,000	MINNESOTA ST HSG FIN AGY	7/1/2051	2.50	804,412	706,087
4,965,000	MINNESOTA ST HSG FIN AGY	1/1/2053	6.00	5,270,440	5,339,606
1,615,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,538,995	1,458,795
				12,867,083	12,364,982	1.84%
Mississippi
500,000	MISSISSIPPI DEV BK SPL OBLIG(b)	11/1/2036	3.63	500,000	452,284
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	1,000,000	995,381
2,000,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2042	2.55	2,000,000	1,584,159
				3,500,000	3,031,824	0.45%
Missouri
395,000	JOPLIN MO INDL DEV AUTH SALES TAX REVENUE	11/1/2040	3.50	391,388	358,920
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	396,462	14,443
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	892,132	506,567
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,054,361	1,533,710
980,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	980,000	800,722
1,495,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	4.30	1,495,000	1,469,664
995,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	4.40	995,000	1,008,468
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	4.55	1,000,000	1,002,310
1,000,000	WENTZVILLE MO SCH DIST #R-4	3/1/2039	1.88	708,946	707,082
				8,913,289	7,401,886	1.10%
Montana
1,000,000	FORSYTH MT POLL CONTROL REVENUE	7/1/2028	3.88	1,000,000	1,003,145
315,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	315,000	314,973
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	744,289
1,000,000	MONTANA ST BRD OF HSG SF MTGE	6/1/2052	4.55	1,000,000	970,804
				3,315,000	3,033,211	0.45%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	6,640
1,745,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2040	4.35	1,745,000	1,724,689
165,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	165,000	151,284
1,000,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2048	4.65	1,000,000	1,006,086
				3,070,000	2,888,699	0.43%
Nevada
1,000,000	LAS VEGAS VLY NV WTR DIST	6/1/2046	5.00	1,030,605	1,030,667
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2044	3.25	1,000,000	829,296
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	922,194
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	1,112,206
See accompanying notes to financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Nevada (Cont'd):
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2053	4.55	$ 1,000,000	954,132
				5,760,605	4,848,495	0.72%
New Hampshire
1,000,000	NATIONAL FIN AUTH LEASE REVENUE	6/1/2051	5.25	1,076,000	1,078,350
1,500,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2048	5.00	1,500,000	1,533,968
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,337,697
				4,076,000	3,950,015	0.59%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(b)	7/15/2042	5.00	1,042,673	1,004,844
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	521,879	516,105
2,005,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	2,000,022	1,901,495
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	968,258	989,320
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	988,809	907,541
2,675,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,675,000	2,582,880
3,950,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2042	4.50	3,950,000	3,950,425
1,220,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,220,000	857,778
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	876,496	810,350
4,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	4.80	4,000,000	4,042,426
1,485,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	5.00	1,558,865	1,535,222
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	503,039	508,811
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2046	4.00	1,100,867	952,423
				21,405,908	20,559,620	3.06%
New Mexico
980,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	980,000	952,915
650,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	2.70	486,550	488,689
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	1,975,000	1,790,470
550,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2048	3.75	555,525	538,908
435,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	435,000	427,368
590,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	590,707	554,743
690,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	690,000	618,266
605,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	605,000	591,223
1,370,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,397,687	1,118,476
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	707,295
1,210,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.63	1,210,000	867,624
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	2.80	1,975,000	1,431,087
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	4.30	1,000,000	931,371
				12,890,469	11,018,435	1.64%
New York
1,000,000	BUILD NYC RESOURCE CORP NY REVENUE	7/1/2057	5.25	1,020,111	1,015,749
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	750,161	750,990
875,000	LONG ISLAND NY PWR AUTH ELEC SYS REVENUE(f)(m)	12/1/2029	3.66	869,531	868,569
1,830,000	LONG ISLAND NY PWR AUTH ELEC SYS REVENUE	9/1/2044	5.00	1,855,794	1,856,085
610,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	561,484	553,782
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,722	550,174
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	2,794,121
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	855,989
See accompanying notes to financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	$ 1,000,000	897,591
2,250,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,250,000	1,391,170
2,000,000	NEW YORK ST DORM AUTH ST PERSONAL INCOME TAX REVENUE	3/15/2041	5.00	2,019,508	2,017,890
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	971,718
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,393,334
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	500,264
2,930,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	2,930,000	2,687,071
965,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2036	2.20	965,000	755,952
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,168,081
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	975,420	677,191
3,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	3,435,000	2,767,443
985,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	985,000	932,082
5,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	4.80	5,000,000	5,046,877
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,875,000	1,465,269
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	950,851
2,030,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2053	4.65	2,030,000	2,029,875
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,246,080	1,246,109
1,500,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	7/1/2041	5.00	1,494,660	1,499,215
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(b)	7/1/2029	3.60	650,000	587,969
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(b)	7/1/2046	5.00	681,107	533,797
500,000	WESTERN REGL OFF-TRACK BETTING CORP REVENUE(b)	12/1/2041	4.13	494,566	377,097
				44,068,901	39,142,305	5.83%
North Carolina
1,000,000	GTR ASHEVILLE REGL ARPT AUTH NC ARPT SYS REVENUE	7/1/2052	5.50	1,061,886	1,085,094
1,670,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,670,000	1,673,104
130,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	128,788	121,668
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,198,442
2,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2046	4.40	2,000,000	1,994,530
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,048,416	1,020,827
				8,409,090	8,093,665	1.21%
North Dakota
410,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	410,836	334,039
985,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	985,000	852,863
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	920,000	711,064
995,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2053	4.00	1,041,028	988,973
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2053	5.75	1,088,905	1,065,603
				4,445,769	3,952,542	0.59%
Ohio
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REVENUE(b)	12/1/2055	4.50	500,000	439,059
1,500,000	CLOVERLEAF OH LOCAL SCH DIST COPS	12/1/2047	5.75	1,564,362	1,625,349
865,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2045	3.00	881,061	668,209
See accompanying notes to financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Ohio (Cont'd):
1,435,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	$ 1,499,898	1,331,632
585,000	DAYTON OH ARPT REVENUE	12/1/2025	5.00	585,000	585,358
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,042,511	1,509,024
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(b)(c)(d)	12/1/2037	6.50	750,000	217,500
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,523,065	1,533,548
4,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION(f)(k)	1/1/2043	3.97	4,000,000	4,000,000
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,029,061	1,487,336
505,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	460,528	485,836
3,985,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2046	2.85	3,985,000	2,942,523
970,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	4.55	970,000	956,791
2,475,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	5.10	2,475,000	2,581,427
495,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	495,000	488,380
1,250,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.50	1,251,538	1,252,562
625,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	625,000	611,970
3,640,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,662,302	2,640,562
1,955,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	1,955,000	1,414,055
985,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2052	5.00	1,034,604	1,015,081
				32,288,930	27,786,202	4.14%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,158,514	1,922,064
1,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2043	4.50	1,001,360	1,008,487
2,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2053	6.25	2,140,939	2,170,816
				5,300,813	5,101,367	0.76%
Oregon
425,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	425,000	418,109
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2042	3.70	1,000,000	924,320
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,817,808	1,470,029
1,050,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2046	4.70	1,050,000	1,056,191
785,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	785,000	767,830
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	965,690	789,123
650,000	YAMHILL CNTY OR HOSP AUTH	11/15/2056	5.00	726,160	482,280
				6,769,658	5,907,882	0.88%
Pennsylvania
370,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(f)	10/1/2034	4.41	370,000	353,136
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	513,240	505,669
830,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2042	2.63	831,300	702,263
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,274,742
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	1,028,144	958,934
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(f)	7/1/2039	4.36	500,000	447,914
See accompanying notes to financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania (Cont'd):
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	$ 1,685,000	1,596,616
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,031,915	753,077
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	813,370
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,362,407
695,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	691,880	673,035
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2045	5.00	1,029,449	1,020,867
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	741,418	767,234
				13,122,346	11,229,264	1.67%
Rhode Island
960,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	952,006	897,107
				952,006	897,107	0.13%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,614	561,254
750,000	SOUTH CAROLINA JOBS-ECON DEV AUTH(b)	7/1/2025	8.75	750,000	825,198
985,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2037	3.20	985,000	910,765
1,110,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,110,000	889,484
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2048	4.90	1,000,000	1,016,930
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	686,835	452,199
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(b)	6/1/2031	6.00	1,000,000	875,862
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,008,471	1,005,438
				7,187,920	6,537,130	0.97%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,509,355
				2,000,000	1,509,355	0.23%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(d)	6/1/2027	6.50	1,000,000	220,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	608,668
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2019	5.35	134,966	1
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	6
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2029	6.00	-	1
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	4.25	1,000,000	993,888
3,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	4.70	3,000,000	3,018,099
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2053	4.70	1,000,000	999,941
3,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.50	3,000,000	2,691,619
495,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	495,000	488,663
430,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	430,000	421,448
2,980,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.38	2,853,208	2,220,215
810,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.55	810,000	566,906
605,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	605,000	586,471
See accompanying notes to financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Tennessee (Cont'd):
1,990,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2051	2.50	$ 1,990,000	1,476,028
				17,475,036	14,291,954	2.13%
Texas
1,250,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2051	2.38	1,203,825	786,926
2,000,000	AUSTIN TX ARPT SYS REVENUE	11/15/2044	5.00	2,013,057	1,998,079
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,003,027	756,285
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	635,011	630,248
2,000,000	CRANDALL TX INDEP SCH DIST	8/15/2036	5.00	2,085,167	2,077,564
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,000,523	1,003,283
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,350,000	1,254,916
420,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2031	3.00	420,000	361,739
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	690,567	518,592
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,001,586	1,004,246
1,500,000	FORT WORTH TX	3/1/2040	2.00	1,049,399	1,051,639
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	2.50	866,632	867,759
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(e)	10/1/2035	0.00	1,476,996	1,635,669
2,000,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2050	3.00	2,127,563	1,518,189
1,125,000	GTR TEXOMA TX UTILITY AUTH CONTRACT REVENUE	10/1/2032	5.00	1,294,279	1,296,883
2,000,000	HOUSTON TX ARPT SYS REVENUE	7/1/2048	5.25	2,142,400	2,144,553
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(c)	2/15/2025	5.38	273,000	150,150
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,418	1,043,978
2,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2027	5.50	1,966,220	1,943,234
470,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2029	4.00	431,015	411,719
1,500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,500,000	1,459,464
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,004,105	923,625
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	506,600	401,565
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,101,263	783,291
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,140,079	765,464
1,029,449	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(f)(m)	11/15/2061	2.00	1,029,449	409,954
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX RETMNT CMNTY REVENUE(b)	12/1/2028	12.00	1,000,000	1,000,588
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	638,869	322,500
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,106,274	1,101,426
700,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(b)	8/15/2039	5.00	694,750	694,898
2,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(b)	8/15/2051	5.00	1,990,000	1,898,392
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	747,093	792,233
1,000,000	SAN ANTONIO TX WTR REVENUE	5/15/2039	5.00	1,029,134	1,024,464
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,000,000	1,000,812
3,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2053	4.88	3,588,199	3,519,891
See accompanying notes to financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
1,650,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	$ 1,674,489	1,519,209
635,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	641,764	629,455
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	3/1/2050	3.00	718,814	740,139
1,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.25	1,539,812	1,568,199
2,480,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	2,667,792	2,629,033
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2053	5.25	1,032,900	1,040,416
2,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2039	3.80	1,982,500	1,916,755
3,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2048	5.13	3,558,990	3,632,151
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	488,838	354,709
4,750,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	4,837,570	3,590,399
				61,247,969	56,174,683	8.37%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(b)	3/1/2051	4.00	1,010,093	757,924
1,000,000	JORDAN VLY UT WTR CONSERVANCY DIST WTR REVENUE	10/1/2046	5.00	1,030,140	1,030,383
850,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2041	4.00	875,712	680,928
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,030,893	1,480,216
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(b)	2/1/2041	4.13	500,000	391,227
1,000,000	UTAH CNTY UT HOSP REVENUE	5/15/2045	5.00	1,011,912	1,007,136
2,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2037	5.00	2,015,202	2,011,683
825,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2027	4.25	825,000	778,796
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	12/15/2031	3.50	896,730	751,544
915,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2032	5.25	915,000	897,712
5,310,980	UTAH ST HSG CORP	12/21/2052	6.00	5,505,475	5,499,994
2,489,279	UTAH ST HSG CORP	1/21/2053	6.50	2,593,366	2,587,037
3,992,162	UTAH ST HSG CORP	4/21/2053	5.50	4,082,980	4,040,347
2,991,526	UTAH ST HSG CORP	5/21/2053	6.50	3,112,439	3,109,116
4,023,542	UTAH ST HSG CORP	6/21/2053	6.00	4,120,312	4,146,595
30,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	30,000	30,042
				30,555,254	29,200,680	4.35%
Vermont
415,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	411,767	394,920
				411,767	394,920	0.06%
Virginia
1,500,000	BOTETOURT CNTY VA RSDL CARE FAC REVENUE	7/1/2044	6.00	1,510,685	1,487,618
3,000,000	CHESAPEAKE BAY VA BRIDGE & TUNNEL DIST REVENUE	7/1/2041	5.00	3,088,791	3,085,062
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,142
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(n)	9/1/2041	0.00	183,024	1,155
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(c)	9/1/2041	5.63	373,459	104,700
1,000,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	1,000,000	1,000,915
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	663,982
				7,655,959	6,844,574	1.02%
See accompanying notes to financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Washington
1,500,000	FRANKLIN CNTY WA SCH DIST #1 PASCO	12/1/2040	5.50	$ 1,735,868	1,740,081
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(b)	1/1/2038	5.25	688,121	718,763
295,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	295,000	299,728
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,021,902	1,011,633
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	486,292	309,950
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,404	1,283,091
515,000	WALLA WALLA CNTY WA SCH DIST #300 TOUCHET	12/1/2029	4.00	515,000	515,110
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	10/1/2025	5.00	1,001,634	1,000,792
325,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2025	6.00	325,599	331,965
500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2038	5.00	523,645	436,238
				8,089,465	7,647,351	1.14%
West Virginia
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2048	4.55	1,500,000	1,493,840
1,885,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	1,885,000	1,371,365
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2053	4.85	1,500,000	1,499,906
				4,885,000	4,365,111	0.65%
Wisconsin
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2046	0.00	2,058	391
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2047	0.00	2,192	402
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2048	0.00	2,079	375
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2049	0.00	1,995	351
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2050	0.00	1,902	322
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2051	0.00	2,000	332
446,245	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(d)(f)(m)	7/1/2051	3.75	443,916	255,877
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2052	0.00	1,973	315
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2053	0.00	1,888	296
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2054	0.00	1,815	276
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2055	0.00	1,737	258
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2056	0.00	1,662	242
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(d)	7/1/2056	5.50	104,505	59,107
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2057	0.00	2,412	230
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2058	0.00	1,540	214
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2059	0.00	1,484	202
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2060	0.00	1,433	188
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2061	0.00	1,375	175
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2062	0.00	1,328	164
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2063	0.00	1,275	154
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2064	0.00	1,232	146
See accompanying notes to financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2065	0.00	$ 1,192	136
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2066	0.00	1,155	125
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(n)	1/1/2067	0.00	13,519	1,460
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	523,533	460,721
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,051,934	994,507
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(b)	2/1/2062	6.00	1,000,000	1,015,333
120,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	120,199	120,092
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)	6/1/2028	3.00	1,250,000	1,151,623
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)(c)(d)	11/1/2028	6.25	1,250,000	750,000
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	1/1/2033	6.13	991,065	615,000
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(d)	12/1/2048	5.50	13,694	4,245
1,695,000	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2053	4.75	1,718,945	1,224,079
475,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(b)	11/15/2024	5.00	474,684	481,638
1,000,000	RACINE CNTY WI	3/1/2026	4.00	1,001,063	1,000,636
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	522,387	435,778
330,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	3/15/2033	4.50	335,170	335,874
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	725,531	637,646
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	1,416,801	1,240,958
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,402,306	1,404,279
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	671,671	525,238
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/1/2057	5.13	1,500,000	1,104,342
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2051	2.85	1,000,000	703,223
				17,566,650	14,526,950	2.17%
	Sub-total Municipal Bonds:			680,703,860	614,019,759	91.52%
Short-Term Investments:
31,934,300	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.98%(o)			31,934,300	31,934,300
4,000,000	U.S. TREASURY BILL, 4.34%, 7/5/2023(p)			3,997,820	3,998,910
4,000,000	U.S. TREASURY BILL, 4.62%, 7/18/2023(p)			3,990,556	3,991,629
	Sub-total Short-Term Investments:			39,922,676	39,924,839	5.95%
	Grand total			$ 751,037,071	678,448,025	101.12%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(d)	Restricted security that has been deemed illiquid. At June 30, 2023, the value of these restricted illiquid securities amounted to $4,061,284 or 0.61% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 7.75%, 7/1/2030 - 7/1/2051	8/12/2020-6/4/2021	$400,000 - 1,237,500
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/2035	12/2/2015-1/21/2016	1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/2037	6/28/2017	750,000
See accompanying notes to financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
SECURITY	ACQUISITION DATE	ACQUISITION COST
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 7.25%, 5/15/2026	12/16/2013	$585,483
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 8.13%, 5/15/2044	6/27/2017-4/12/2018	1,531,071
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/2027	5/24/2017	1,000,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/2037	10/27/2017	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 1/1/2046 - 1/1/2067	3/26/2018-3/8/2022	49 - 443,916
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/2028 - 12/1/2048	4/3/2017-3/26/2019	13,694 - 1,250,000

(e)	For step bonds, the coupon rate disclosed is the current rate in effect.
(f)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(g)	Security has converted to a fixed rate as of September 1, 2007, and will be going forward.
(h)	Security has converted to a fixed rate as of December 16, 2022, and will be going forward.
(i)	Security has converted to a fixed rate as of August 25, 2022, and will be going forward.
(j)	Security has converted to a fixed rate as of April 24, 2023, and will be going forward.
(k)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(l)	Security has converted to a fixed rate as of June 21, 2023, and will be going forward.
(m)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(n)	Zero coupon bond.
(o)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2022, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $11,705,149 with net purchases of $20,229,151 during the six months ended June 30, 2023.
(p)	Discount rate at the time of purchase.
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value (excluding closed-end funds), is as follows:
Geographical Diversification	Percent
Florida	13.75%
Illinois	10.72
Texas	8.59
New York	5.99
California	4.97
Colorado	4.57
Utah	4.47
Ohio	4.25
Michigan	3.27
New Jersey	3.14
Other	36.28
100.00%
See accompanying notes to financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
At June 30, 2023, the Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
10-Year U.S. Treasury Note	423	$(47,488)	Short	9/23	$ 840
U.S. Treasury Long Bond	79	(10,026)	Short	9/23	9
2-Year U.S. Treasury Note	144	(29,282)	Short	9/23	429
5-Year U.S. Treasury Note	263	(28,166)	Short	9/23	559
					$1,837
See accompanying notes to financial statements.	75	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2023 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
275,180	ADAIRS LTD.	$ 331,893	289,632
29,184	ANZ GROUP HOLDINGS LTD.	380,372	460,944
16,849	APA GROUP	112,443	108,760
2,554	ASX LTD.	51,631	107,185
36,024	ATLASSIAN CORP., CLASS A(b)	9,058,049	6,045,187
300,837	AURIZON HOLDINGS LTD.	766,110	785,578
445,000	BEACH ENERGY LTD.	647,241	400,190
45,302	BHP GROUP LTD.	1,107,240	1,357,705
37,600	BLUESCOPE STEEL LTD.	301,071	514,721
18,654	BRAMBLES LTD.	73,901	179,064
151,800	CEDAR WOODS PROPERTIES LTD.	545,697	508,642
971	COCHLEAR LTD.	35,893	148,170
21,681	COMMONWEALTH BANK OF AUSTRALIA	891,314	1,448,179
36,785	CSL LTD.	2,387,993	6,797,010
34,742	DEXUS	176,794	180,518
649,200	EMECO HOLDINGS LTD.	351,482	281,102
97,180	FORTESCUE METALS GROUP LTD.	212,026	1,435,855
19,923	GOODMAN GROUP	57,689	266,363
68,716	GPT GROUP (THE)	176,591	189,509
1,039,600	GRANGE RESOURCES LTD.	584,855	370,503
208,100	HELIA GROUP LTD.	425,619	479,645
127,407	HUB24 LTD.	1,988,538	2,159,997
53,966	INGHAMS GROUP LTD.	152,714	94,188
142,054	LOVISA HOLDINGS LTD.	1,894,783	1,826,345
7,819	MACQUARIE GROUP LTD.	175,414	925,156
174,400	METCASH LTD.	556,523	436,824
44,772	NATIONAL AUSTRALIA BANK LTD.	551,215	786,482
403,300	NEW HOPE CORP. LTD.(c)	712,713	1,302,993
17,785	NEWCREST MINING LTD.	171,926	313,010
64,600	NICK SCALI LTD.	464,540	392,033
26,749	NORTHERN STAR RESOURCES LTD.	133,395	215,252
99,400	OCEANAGOLD CORP.	207,409	195,836
378,300	PACT GROUP HOLDINGS LTD.	787,238	166,323
2,468	RAMSAY HEALTH CARE LTD.	49,765	92,544
18,171	RIO TINTO LTD.	570,958	1,388,278
20,500	SANTOS LTD.	45,732	102,694
123,143	SCENTRE GROUP	212,496	217,384
10,274	SEEK LTD.	106,072	148,652
39,820	SONIC HEALTHCARE LTD.	470,951	943,533
57,859	SOUTH32 LTD.	37,235	144,921
407,814	STEADFAST GROUP LTD.	1,632,958	1,629,992
297,819	STOCKLAND	734,663	799,520
75,800	SUPER RETAIL GROUP LTD.	517,213	577,148
26,284	TRANSURBAN GROUP	146,611	249,504
12,261	TREASURY WINE ESTATES LTD.	49,081	91,723
462,400	VICINITY LTD.	579,585	568,311
10,565	WASHINGTON H SOUL PATTINSON & CO. LTD.	183,547	223,664
8,635	WESFARMERS LTD.	249,487	283,814
41,271	WESTPAC BANKING CORP.	580,062	586,694
25,548	WOODSIDE ENERGY GROUP LTD.	510,437	586,128
9,073	WOOLWORTHS GROUP LTD.	201,073	240,127
		33,350,238	40,043,532	4.14%
Austria:
15,700	BAWAG GROUP A.G.(b)(d)	600,064	723,306
1,727	ERSTE GROUP BANK A.G.	28,884	60,474
3,577	OMV A.G.	129,822	151,601
313	STRABAG S.E. (BEARER)	5,505	12,723
57,900	TELEKOM AUSTRIA A.G.(b)	422,512	428,364
1,255	VERBUND A.G.	101,844	100,586
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	569,570
23,500	WIENERBERGER A.G.	561,499	719,035
		2,446,049	2,765,659	0.29%
Belgium:
7,120	AGEAS S.A./N.V.	106,907	288,320
19,000	BPOST S.A.	195,697	83,429
See accompanying notes to financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Belgium (Cont'd):
17,722	D'IETEREN GROUP	$ 2,791,469	3,130,863
102,700	ECONOCOM GROUP S.A./N.V.	381,201	297,536
434	ELIA GROUP S.A./N.V.	51,795	55,078
41,290	GROUPE BRUXELLES LAMBERT N.V.	3,590,834	3,251,216
3,576	KBC GROUP N.V.	87,957	249,424
217	SOFINA S.A.	37,602	44,919
13,300	TELENET GROUP HOLDING N.V.	551,801	299,257
14,300	TESSENDERLO GROUP S.A.	622,327	468,125
2,245	UCB S.A.	107,034	198,919
		8,524,624	8,367,086	0.86%
Brazil:
129,000	CAMIL ALIMENTOS S.A.(b)	274,164	190,205
184,550	CI&T, INC., CLASS A(b)	2,442,433	1,157,128
742,608	GRUPO SBF S.A.	2,598,725	2,061,163
235,400	ODONTOPREV S.A.	566,205	616,990
178,462	TELEFONICA BRASIL S.A. ADR(e)	1,952,442	1,629,358
513,159	VAMOS LOCACAO DE CAMINHOES MAQUINAS E EQUIPAMENTOS S.A.	1,500,198	1,297,848
106,600	VIBRA ENERGIA S.A.(b)	500,792	401,848
		9,834,959	7,354,540	0.76%
Canada:
3,840	AGNICO EAGLE MINES LTD.	146,646	191,923
5,359	AIR CANADA(b)	65,966	101,092
85,000	ALGONQUIN POWER & UTILITIES CORP.(c)	624,625	702,100
109,091	ALIMENTATION COUCHE-TARD, INC.	3,155,681	5,593,925
7,866	ALTAGAS LTD.	135,598	141,318
120,200	ARTIS REAL ESTATE INVESTMENT TRUST	1,120,762	656,008
163,600	B2GOLD CORP.	818,860	582,896
6,372	BANK OF MONTREAL	529,066	575,455
8,810	BANK OF NOVA SCOTIA (THE)	350,953	440,852
21,552	BARRICK GOLD CORP.	329,659	364,875
527	BROOKFIELD ASSET MANAGEMENT LTD., CLASS A	15,811	17,196
11,605	BRP, INC. (SUB VOTING)	468,941	981,048
6,515	CAE, INC.(b)	109,270	145,806
5,652	CANADIAN APARTMENT PROPERTIES REIT	174,890	216,992
13,110	CANADIAN NATIONAL RAILWAY CO.	1,571,141	1,587,228
4,615	CANADIAN NATURAL RESOURCES LTD.	252,893	259,640
140,321	CANADIAN PACIFIC KANSAS CITY LTD.	5,485,375	11,333,727
7,173	CANADIAN TIRE CORP. LTD., CLASS A	783,882	980,694
18,853	CANADIAN UTILITIES LTD., CLASS A	501,070	488,278
29,199	CARGOJET, INC.	2,563,133	2,120,798
47,300	CASCADES, INC.	494,913	417,390
45,100	CENTERRA GOLD, INC.	366,388	270,311
4,854	CGI, INC.(b)	385,356	511,757
57,700	CI FINANCIAL CORP.(c)	896,767	655,073
307	CONSTELLATION SOFTWARE, INC.	271,176	636,076
151,400	CORUS ENTERTAINMENT, INC., CLASS B	490,896	149,714
19,027	DESCARTES SYSTEMS GROUP (THE), INC.(b)	734,526	1,524,171
10,000	DESCARTES SYSTEMS GROUP (THE), INC. (NASDAQ GLOBAL SELECT EXCHANGE)(b)	743,876	801,100
6,582	DOLLARAMA, INC.	86,132	445,772
6,399	EMERA, INC.	261,745	263,544
12,911	ENBRIDGE, INC.	488,757	479,644
72,100	ENERPLUS CORP.	414,689	1,044,967
48,222	EXCHANGE INCOME CORP.	1,946,122	1,907,768
332	FAIRFAX FINANCIAL HOLDINGS LTD.	109,228	248,681
317	FIRSTSERVICE CORP.	37,450	48,820
18,308	FORTIS, INC.	727,467	788,982
1,786	FRANCO-NEVADA CORP.	212,062	254,684
2,479	GFL ENVIRONMENTAL, INC. (SUB VOTING)	63,803	96,259
2,184	GFL ENVIRONMENTAL, INC. (SUB VOTING) (NEW YORK EXCHANGE)	59,481	84,739
2,549	GILDAN ACTIVEWEAR, INC.	73,352	82,180
6,138	HYDRO ONE LTD.(d)	154,425	175,371
19,500	IA FINANCIAL CORP., INC.	882,358	1,328,458
1,503	IGM FINANCIAL, INC.	37,289	45,757
3,196	IMPERIAL OIL LTD.	141,353	163,507
See accompanying notes to financial statements.	78	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
415	INTACT FINANCIAL CORP.	$ 33,776	64,076
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	9,016
42,876	KINROSS GOLD CORP.	152,204	204,519
2,635	LOBLAW COS. LTD.	101,823	241,233
921	LUMINE GROUP, INC.(b)	9,604	12,632
634	MAGNA INTERNATIONAL, INC.	32,119	35,783
14,440	MANULIFE FINANCIAL CORP.	232,014	273,060
3,331	METRO, INC.	71,587	188,130
73,700	MULLEN GROUP LTD.	791,421	844,511
19,328	NATIONAL BANK OF CANADA	618,005	1,440,025
10,766	ONEX CORP.	493,620	594,639
7,493	OPEN TEXT CORP.	205,449	311,334
7,809	PARKLAND CORP.	166,853	194,525
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	547,794
2,253	POWER CORP. OF CANADA	51,403	60,647
178,379	PRAIRIESKY ROYALTY LTD.	2,897,630	3,118,519
41,090	QUEBECOR, INC., CLASS B	926,060	1,012,711
3,916	RESTAURANT BRANDS INTERNATIONAL, INC.	219,594	303,568
19,784	RIOCAN REAL ESTATE INVESTMENT TRUST	262,184	287,930
11,072	ROYAL BANK OF CANADA	1,017,596	1,057,487
16,691	SHOPIFY, INC., CLASS A(b)	464,706	1,078,239
10,500	STELCO HOLDINGS, INC.	316,173	342,563
126,363	SUNCOR ENERGY, INC.	2,605,067	3,706,712
4,441	TC ENERGY CORP.	140,932	179,461
10,940	TELUS CORP.	224,373	212,895
1,358	TFI INTERNATIONAL, INC.	127,516	154,718
34,584	THOMSON REUTERS CORP.	3,771,504	4,669,329
1,036	THOMSON REUTERS CORP. (NEW YORK EXCHANGE)	108,812	139,798
416	TRISURA GROUP LTD.(b)	490	11,798
31,500	WAJAX CORP.	462,770	593,025
28,985	WASTE CONNECTIONS, INC.	4,147,908	4,142,826
537	WEST FRASER TIMBER CO. LTD.	38,544	46,134
1,244	WEST FRASER TIMBER CO. LTD. (NEW YORK EXCHANGE)	94,866	106,959
7,242	WHEATON PRECIOUS METALS CORP.	227,571	312,999
1,466	WSP GLOBAL, INC.	166,444	193,681
		50,810,520	66,599,852	6.88%
Chile:
318,400	CENCOSUD S.A.	432,618	617,098
198,200	VINA CONCHA Y TORO S.A.	327,546	230,749
		760,164	847,847	0.09%
China:
654,000	3SBIO, INC.(b)(d)	426,195	656,838
452,076	ALIBABA GROUP HOLDING LTD.(b)	7,546,380	4,684,606
429,000	ANHUI CONCH CEMENT CO. LTD., CLASS H	2,286,150	1,138,744
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	143,964
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	147,341
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	427,094
301,500	HENGAN INTERNATIONAL GROUP CO. LTD.	2,031,504	1,269,717
246,474	HUALI INDUSTRIAL GROUP CO. LTD., CLASS A	1,668,394	1,652,472
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	352,699
75,550	TRIP.COM GROUP LTD.(b)	1,601,961	2,628,245
65,567	XIAMEN FARATRONIC CO. LTD., CLASS A	1,832,871	1,238,322
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,185	312,838
		19,041,026	14,652,880	1.51%
Czech Republic:
701	PHILIP MORRIS CR A.S.	402,293	538,002
		402,293	538,002	0.06%
Denmark:
135,031	ALK-ABELLO A/S(b)	1,906,779	1,473,299
68	AP MOLLER - MAERSK A/S, CLASS A	78,187	118,391
70	AP MOLLER - MAERSK A/S, CLASS B	61,056	122,847
1,300	CARLSBERG A/S, CLASS B	50,752	207,760
1,500	COLOPLAST A/S, CLASS B	27,666	187,558
22,200	D/S NORDEN A/S	318,701	1,107,479
12,005	DANSKE BANK A/S(b)	141,793	292,054
3,896	DEMANT A/S(b)	70,444	164,724
See accompanying notes to financial statements.	79	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Denmark (Cont'd):
30,780	DSV A/S	$ 3,689,862	6,464,093
19,067	NOVO NORDISK A/S ADR(e)	1,795,203	3,085,613
62,833	NOVO NORDISK A/S, CLASS B	7,155,748	10,123,632
2,460	NOVOZYMES A/S, CLASS B	38,505	114,609
2,787	ORSTED A/S(d)	248,326	263,363
2,802	PANDORA A/S	27,668	250,162
12,200	PER AARSLEFF HOLDING A/S	552,758	599,853
245	ROCKWOOL A/S, CLASS B	37,155	63,301
20,079	ROYAL UNIBREW A/S	1,329,935	1,795,001
4,300	SOLAR A/S, CLASS B	269,282	318,238
40,800	SPAR NORD BANK A/S	620,980	637,995
3,250	TOPDANMARK A/S	33,362	159,654
16,220	VESTAS WIND SYSTEMS A/S(b)	150,564	431,345
		18,604,726	27,980,971	2.89%
Egypt:
323,300	EASTERN CO. S.A.E.	244,707	223,276
		244,707	223,276	0.02%
Finland:
9,600	CARGOTEC OYJ, CLASS B	522,724	527,443
27,200	KEMIRA OYJ	447,150	433,041
5,584	KESKO OYJ, CLASS B	30,705	105,109
3,256	KONE OYJ, CLASS B	35,674	169,937
10,356	KONECRANES OYJ	395,576	416,422
21,225	NESTE OYJ	67,704	816,647
158,808	NOKIA OYJ	714,104	664,659
577,214	NOKIA OYJ ADR(e)	2,533,613	2,401,210
46,541	NORDEA BANK ABP	419,121	506,174
1,960	ORION OYJ, CLASS B	49,561	81,315
15,829	STORA ENSO OYJ (REGISTERED)	75,698	183,521
11,934	UPM-KYMMENE OYJ	99,929	355,120
38,449	VALMET OYJ	999,027	1,069,028
		6,390,586	7,729,626	0.80%
France:
4,611	AIR LIQUIDE S.A.	539,629	826,176
10,358	AIRBUS S.E.	325,383	1,496,019
6,173	ALSTOM S.A.	108,951	184,027
4,199	ARKEMA S.A.	378,617	395,422
21,399	AXA S.A.	257,534	631,050
15,160	BNP PARIBAS S.A.	712,479	954,838
3,062	CAPGEMINI S.E.	111,713	579,875
9,832	CARREFOUR S.A.	151,252	186,196
17,497	CIE DE SAINT-GOBAIN	382,786	1,064,038
8,124	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	78,557	239,884
37,390	COFACE S.A.	449,179	514,896
852	COVIVIO S.A.	39,755	40,145
43,315	CREDIT AGRICOLE S.A.	349,095	513,869
183,034	DANONE S.A.	11,286,354	11,212,658
4,893	DASSAULT SYSTEMES S.E.	167,866	216,907
3,422	EDENRED	102,446	229,049
26,507	ENGIE S.A.	331,812	440,461
591	ESSILORLUXOTTICA S.A.	53,785	111,271
2,180	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	301,642	410,584
2,901	EURAZEO S.E.	76,265	204,021
858	EUROAPI S.A.(b)	11,312	9,826
23,617	GAZTRANSPORT ET TECHNIGAZ S.A.	2,996,270	2,403,134
9,197	GETLINK S.E.	70,409	156,357
376	HERMES INTERNATIONAL	464,612	816,480
3,399	INFOTEL S.A.	145,404	213,638
8,900	IPSEN S.A.	736,413	1,070,227
9,500	KAUFMAN & BROAD S.A.	362,957	280,929
1,026	KERING S.A.	174,510	566,055
671	KLEPIERRE S.A.	8,398	16,635
4,848	LEGRAND S.A.	109,851	480,345
6,263	L'OREAL S.A.	660,831	2,918,881
11,270	LVMH MOET HENNESSY LOUIS VUITTON S.E.	1,479,252	10,613,023
58,600	MERCIALYS S.A.	617,151	528,500
See accompanying notes to financial statements.	80	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
14,296	MERSEN S.A.	$ 465,081	647,392
14,900	NEXITY S.A.	742,412	300,789
25,890	ORANGE S.A.	251,572	302,344
24,753	PERNOD RICARD S.A.	3,913,860	5,466,920
3,242	PUBLICIS GROUPE S.A.	158,840	260,019
4,530	RENAULT S.A.	108,733	190,706
22,900	REXEL S.A.	437,632	564,990
53,557	SAFRAN S.A.	5,879,225	8,384,004
28,716	SANOFI ADR(e)	1,121,725	1,547,792
278	SCHNEIDER ELECTRIC S.E.	8,838	50,590
48,983	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	6,347,485	8,897,329
14,443	SOCIETE GENERALE S.A.	201,715	375,093
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	217,559
7,150	SODEXO S.A.(b)	647,363	786,840
4,719	SODEXO S.A.(b)	415,153	519,314
42,944	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	3,698,178	4,725,881
12,048	SOITEC(b)	1,139,979	2,037,093
51,800	TELEVISION FRANCAISE 1	458,222	355,820
1,413	THALES S.A.	81,763	211,544
35,335	TOTALENERGIES S.E.	1,732,392	2,026,200
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	426,911
10,500	VICAT S.A.	406,419	333,416
7,810	VINCI S.A.	316,569	906,599
22,858	VIVENDI S.E.	184,128	209,668
537	WENDEL S.E.	37,844	55,082
		53,049,637	80,325,311	8.30%
Germany:
20,972	ADIDAS A.G.	2,195,450	4,068,433
7,853	ALLIANZ S.E. (REGISTERED)	680,763	1,826,952
6,098	AURUBIS A.G.	286,000	522,616
10,508	BASF S.E.	428,412	509,908
76,113	BAYER A.G. (REGISTERED)	4,310,975	4,208,372
3,104	BAYERISCHE MOTOREN WERKE A.G.	225,884	381,115
828	BEIERSDORF A.G.	35,556	109,551
6,788	BRENNTAG S.E.	462,928	528,865
3,380	COVESTRO A.G.(b)(d)	99,223	175,487
23,800	CROPENERGIES A.G.	337,485	260,225
5,205	DAIMLER TRUCK HOLDING A.G.	126,102	187,430
14,087	DEUTSCHE BANK A.G. (REGISTERED)	136,468	147,845
4,525	DEUTSCHE BOERSE A.G.	273,151	834,962
22,387	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(b)	128,838	229,117
54,300	DEUTSCHE PFANDBRIEFBANK A.G.(d)	673,490	396,990
17,828	DEUTSCHE POST A.G.	210,542	870,174
44,230	DEUTSCHE TELEKOM A.G. (REGISTERED)	728,220	964,117
2,880	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	84,488	114,330
23,600	FREENET A.G.	557,311	591,788
49,183	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	3,285,510	2,349,070
6,137	FRESENIUS S.E. & CO. KGAA	142,558	169,895
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	220,587
2,246	HANNOVER RUECK S.E.	94,321	476,320
4,440	HEIDELBERG MATERIALS A.G.	183,098	364,339
66,212	HENSOLDT A.G.	2,163,744	2,173,296
20,563	INFINEON TECHNOLOGIES A.G.	112,405	847,833
6,898	JOST WERKE S.E.(d)	220,852	373,344
1,916	KION GROUP A.G.	36,282	77,065
9,952	MERCEDES-BENZ GROUP A.G.	550,799	800,029
2,159	MERCK KGAA	96,589	357,037
904	MTU AERO ENGINES A.G.	139,764	234,182
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	1,158,928
6,900	PUBLITY A.G.(b)(c)	253,482	160,374
43,555	PUMA S.E.	1,980,988	2,619,700
2,462	RHEINMETALL A.G.	290,379	673,783
6,238	RWE A.G.	186,468	271,391
3,657	SAP S.E. ADR(e)	311,122	500,314
See accompanying notes to financial statements.	81	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
40,258	SCOUT24 S.E.(d)	$ 2,500,884	2,551,427
12,193	SIEMENS A.G. (REGISTERED)	724,684	2,029,545
2,953	SIEMENS HEALTHINEERS A.G.(d)	135,447	167,109
3,600	SILTRONIC A.G.	264,192	274,982
1,829	SYMRISE A.G.	181,019	191,637
17,300	UNITED INTERNET A.G. (REGISTERED)	656,976	243,523
717	VOLKSWAGEN A.G.	93,858	119,628
5,487	ZALANDO S.E.(b)(d)	107,697	157,828
		27,520,847	36,491,443	3.77%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	115,645
		54,075	115,645	0.01%
Hong Kong:
647,000	AIA GROUP LTD.	3,644,805	6,531,100
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	140,595
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	664,380
1,550,000	CHINA OVERSEAS PROPERTY HOLDINGS LTD.	2,021,886	1,560,681
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	559,724
48,544	CK ASSET HOLDINGS LTD.	130,843	268,863
20,500	CK HUTCHISON HOLDINGS LTD.	118,979	125,182
2,000	CLP HOLDINGS LTD.	13,542	15,544
998,000	FIRST PACIFIC CO. LTD.	376,906	345,148
988	FUTU HOLDINGS LTD. ADR(b)(e)	35,968	39,263
23,000	GALAXY ENTERTAINMENT GROUP LTD.(b)	67,134	145,878
608,500	GRAND PHARMACEUTICAL GROUP LTD.	389,449	343,232
58,331	HENDERSON LAND DEVELOPMENT CO. LTD.	147,476	173,445
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	444,533
134,000	KINGBOARD HOLDINGS LTD.	630,206	365,097
40,500	LINK REIT	84,196	224,828
46,500	MTR CORP. LTD.	172,190	213,629
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	294,119
18,000	POWER ASSETS HOLDINGS LTD.	96,954	94,296
37,517	PRUDENTIAL PLC	383,673	528,162
2,786,000	SINOFERT HOLDINGS LTD.(b)	377,076	337,762
1,024,000	SSY GROUP LTD.	465,746	653,395
15,000	SUN HUNG KAI PROPERTIES LTD.	177,504	188,936
11,500	TECHTRONIC INDUSTRIES CO. LTD.	93,938	124,965
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	500,766
469,800	VALUETRONICS HOLDINGS LTD.	216,550	187,586
626,000	VSTECS HOLDINGS LTD.	568,355	321,947
30,000	WHARF REAL ESTATE INVESTMENT CO. LTD.	145,316	149,885
418,000	XINYI GLASS HOLDINGS LTD.	481,711	650,791
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	177,264
		13,159,615	16,370,996	1.69%
India:
383,430	CAMPUS ACTIVEWEAR LTD.(b)	1,610,912	1,448,912
511,000	CESC LTD.	527,922	448,173
183,300	FIRSTSOURCE SOLUTIONS LTD.	97,782	284,436
249,400	GUJARAT STATE FERTILIZERS & CHEMICALS LTD.	419,138	498,276
478,371	HCL TECHNOLOGIES LTD.	4,024,070	6,927,192
136,800	HINDUSTAN PETROLEUM CORP. LTD.	526,789	456,660
244,636	ICICI BANK LTD. ADR(e)	5,471,811	5,646,199
586,935	INDUS TOWERS LTD.	2,316,471	1,175,140
40,400	JUBILANT PHARMOVA LTD.	278,630	196,272
52,500	LG BALAKRISHNAN & BROS. LTD.	457,964	731,219
378,900	LT FOODS LTD.	428,668	608,282
574,300	MARKSANS PHARMA LTD.	378,564	638,451
342,300	NAVA LTD.	535,317	1,277,216
454,600	NMDC LTD.	552,018	579,913
454,600	NMDC STEEL LTD.(b)	218,274	241,053
182,100	OIL INDIA LTD.	563,046	543,728
349,800	PCBL LTD. /INDIA	562,279	693,961
199,800	PETRONET LNG LTD.	538,925	542,388
460,200	REDINGTON LTD.	919,384	1,043,407
See accompanying notes to financial statements.	82	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
India (Cont'd):
168,924	UPL LTD.	$ 1,537,562	1,415,761
		21,965,526	25,396,639	2.63%
Indonesia:
4,097,000	ADARO ENERGY INDONESIA TBK PT	470,816	611,449
8,194,900	ERAJAYA SWASEMBADA TBK PT	345,258	261,685
1,094,700	INDOFOOD SUKSES MAKMUR TBK PT	488,225	536,319
1,324,000	MATAHARI DEPARTMENT STORE TBK PT	151,981	298,343
		1,456,280	1,707,796	0.18%
Ireland:
15,616	ACCENTURE PLC, CLASS A	1,784,172	4,818,785
2,899	AERCAP HOLDINGS N.V.(b)	131,933	184,145
52,972	CRH PLC	1,742,808	2,919,054
1,181	CRH PLC ADR(e)	30,028	65,817
3,568	DCC PLC	188,706	199,289
141,210	EXPERIAN PLC	2,590,097	5,412,382
2,158	FLUTTER ENTERTAINMENT PLC - CDI(b)	240,212	433,874
27,177	ICON PLC(b)	4,214,094	6,799,686
920	KERRY GROUP PLC, CLASS A	50,283	89,729
17,539	RYANAIR HOLDINGS PLC(b)	235,787	329,470
		11,208,120	21,252,231	2.20%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	398,924
35,900	HAREL INSURANCE INVESTMENTS & FINANCIAL SERVICES LTD.	422,925	280,379
115,300	ICL GROUP LTD.	461,518	631,313
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	970,627
5,800	RAMI LEVY CHAIN STORES HASHIKMA MARKETING 2006 LTD.	397,897	343,150
		1,987,349	2,624,393	0.27%
Italy:
416,800	A2A S.P.A.	806,512	760,901
178,951	ARISTON HOLDING N.V.	1,689,932	1,890,227
42,000	BANCA IFIS S.P.A.	804,497	671,874
25,272	BANCA MEDIOLANUM S.P.A.	87,322	228,391
51,325	ENEL S.P.A.	241,364	345,444
43,069	ENI S.P.A.	477,488	619,513
31,633	FERRARI N.V.	5,097,875	10,338,121
375,900	IREN S.P.A.(c)	999,472	697,720
2,133	IVECO GROUP N.V.(b)	4,835	19,207
75,670	LEONARDO S.P.A.	606,153	858,327
44,692	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	349,727	534,496
609,000	MFE-MEDIAFOREUROPE N.V., CLASS A	475,447	339,580
910	MONCLER S.P.A.	37,687	62,896
244,500	PIAGGIO & C S.P.A.	596,766	1,013,834
104,200	PIRELLI & C S.P.A.(b)(d)	506,260	514,393
4,902	PRYSMIAN S.P.A.	148,153	204,762
66,046	STEVANATO GROUP S.P.A.	1,164,256	2,138,569
303,468	TECHNOPROBE S.P.A.(b)	2,053,175	2,397,485
6,336	TENARIS S.A.	83,304	94,823
34,652	TERNA - RETE ELETTRICA NAZIONALE	130,368	295,162
63,644	UNICREDIT S.P.A.	671,591	1,476,819
71,681	UNIPOL GRUPPO S.P.A.	376,844	382,566
		17,409,028	25,885,110	2.68%
Japan:
30,600	ADEKA CORP.	390,224	580,105
10,500	ADVANTEST CORP.	1,368,048	1,393,499
4,700	AEON CO. LTD.	52,433	95,827
600	AEON REIT INVESTMENT CORP.	728,822	646,176
2,300	AISIN CORP.	37,584	70,564
15,000	AJINOMOTO CO., INC.	116,767	595,031
23,000	ARCS CO. LTD.	480,595	391,795
5,500	ASAHI GROUP HOLDINGS LTD.(c)	83,346	212,461
13,000	ASAHI KASEI CORP.	46,220	87,571
22,100	ASAHI YUKIZAI CORP	276,792	668,537
37,000	ASTELLAS PHARMA, INC.	236,149	551,045
4,500	BANDAI NAMCO HOLDINGS, INC.	14,652	103,569
See accompanying notes to financial statements.	83	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
51,200	BAYCURRENT CONSULTING, INC.	$ 776,069	1,904,720
13,800	BRIDGESTONE CORP.(c)	205,726	563,496
32,100	BROTHER INDUSTRIES LTD.	541,898	467,057
48,400	BUNKA SHUTTER CO. LTD.	363,296	371,314
1,900	CANON, INC.	42,134	49,905
900	CENTRAL JAPAN RAILWAY CO.	103,827	112,644
32,500	CHIBA BANK (THE) LTD.	178,628	196,831
13,500	CHUGAI PHARMACEUTICAL CO. LTD.(c)	82,278	382,279
55,900	CONCORDIA FINANCIAL GROUP LTD.	180,730	217,952
28,400	CREDIT SAISON CO. LTD.	361,395	433,888
27,500	CRESCO LTD.	342,183	402,509
10,600	DAI-ICHI LIFE HOLDINGS, INC.	182,119	201,135
29,100	DAIICHI SANKYO CO. LTD.	150,922	917,599
4,500	DAIKIN INDUSTRIES LTD.	124,473	912,662
29,500	DAITRON CO. LTD.	489,565	619,460
7,400	DAIWA HOUSE INDUSTRY CO. LTD.	74,451	194,468
28,000	DAIWABO HOLDINGS CO. LTD.	223,879	538,577
8,200	DENSO CORP.	185,234	548,106
3,300	DENTSU GROUP, INC.	56,753	107,785
3,400	EAST JAPAN RAILWAY CO.	181,974	188,196
3,100	EISAI CO. LTD.	127,178	208,908
28,300	ELEMATEC CORP.	262,160	357,145
34,800	ENEOS HOLDINGS, INC.	122,810	119,236
20,400	EXEDY CORP.	319,517	341,850
13,000	FANUC CORP.	182,941	453,349
3,900	FAST RETAILING CO. LTD.	188,734	992,467
34,200	FJ NEXT HOLDINGS CO. LTD.	337,056	238,674
31,700	FUJI CORP.	564,353	558,339
4,700	FUJI ELECTRIC CO. LTD.	61,631	204,879
36,100	FUJI PHARMA CO. LTD.	376,394	290,962
8,700	FUJIFILM HOLDINGS CORP.	163,215	514,964
2,400	FUJITSU LTD.	131,326	309,283
35,800	FURUNO ELECTRIC CO. LTD.	322,070	263,485
21,600	GMO PAYMENT GATEWAY, INC.	1,720,093	1,676,565
28,100	GUNGHO ONLINE ENTERTAINMENT, INC.	437,266	550,140
119,800	HACHIJUNI BANK (THE) LTD.	476,117	518,404
3,000	HAMAMATSU PHOTONICS K.K.	52,686	146,076
141	HIROSE ELECTRIC CO. LTD.	11,109	18,639
19,000	HITACHI LTD.	295,895	1,171,378
15,200	HONDA MOTOR CO. LTD.	370,123	457,280
5,300	HOYA CORP.	112,594	627,170
72,100	IDOM, INC.	435,748	437,712
40,800	INNOTECH CORP.	377,287	460,041
15,200	INPEX CORP.	144,096	168,333
18,200	ITOCHU CORP.	192,005	717,304
108,600	ITOHAM YONEKYU HOLDINGS, INC.	686,193	544,900
21,900	JACCS CO. LTD.	467,646	761,898
13,900	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.	207,584	288,991
87,400	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	943,824	1,139,328
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	121,667
14,300	JAPAN TOBACCO, INC.(c)	255,669	312,470
56,900	JEOL LTD.	3,057,952	2,008,722
18,900	KAGA ELECTRONICS CO. LTD.	477,103	834,353
3,500	KAJIMA CORP.	15,004	52,635
26,900	KANAMOTO CO. LTD.	620,666	408,641
57,300	KANDENKO CO. LTD.	547,713	459,448
12,300	KANEKA CORP.	387,968	342,758
2,000	KANSAI PAINT CO. LTD.	10,449	29,308
9,000	KAO CORP.(c)	183,106	325,209
29,762	KDDI CORP.	238,488	917,848
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	99,064
16,724	KEYENCE CORP.	2,326,255	7,863,914
6,000	KIKKOMAN CORP.	52,867	340,636
67,600	KITZ CORP.(c)	466,295	508,306
57,500	KOBE BUSSAN CO. LTD.	1,218,055	1,484,771
22,200	KOHNAN SHOJI CO. LTD.	670,131	538,480
10,100	KOMATSU LTD.	197,184	271,653
See accompanying notes to financial statements.	84	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
22,400	KOMERI CO. LTD.	$ 432,959	455,467
2,300	KONAMI GROUP CORP.	50,313	119,882
21,000	KUBOTA CORP.(c)	129,773	305,478
6,900	KUREHA CORP.	316,117	392,592
400	KYOCERA CORP.	11,033	21,597
5,000	KYOWA KIRIN CO. LTD.	54,616	92,311
13,100	LINTEC CORP.	259,789	206,176
28,700	M&A RESEARCH INSTITUTE HOLDINGS, INC.(b)(c)	1,999,890	2,251,526
4,800	M3, INC.	51,468	103,421
19,100	MARUBENI CORP.	186,544	322,977
6,500	MARUI GROUP CO. LTD.	32,287	112,977
7,700	MAZDA MOTOR CORP.	38,348	74,361
396,100	MEBUKI FINANCIAL GROUP, INC.	843,829	937,716
4,800	MEIJI HOLDINGS CO. LTD.	38,749	107,047
12,800	MELCO HOLDINGS, INC.	351,215	282,089
61,200	MICRONICS JAPAN CO. LTD.	625,569	848,262
8,700	MINEBEA MITSUMI, INC.	84,406	163,093
597	MIRAI CORP.	328,940	191,146
48,300	MIRAIT ONE CORP	598,489	606,030
4,500	MITSUBISHI CHEMICAL GROUP CORP.	14,284	26,920
17,500	MITSUBISHI CORP.	230,376	840,466
19,400	MITSUBISHI ELECTRIC CORP.	185,711	272,524
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	123,145
12,900	MITSUBISHI HC CAPITAL, INC.	33,945	76,392
1,200	MITSUBISHI HEAVY INDUSTRIES LTD.	45,240	55,811
21,200	MITSUBISHI SHOKUHIN CO. LTD.	523,817	544,343
127,100	MITSUBISHI UFJ FINANCIAL GROUP, INC.	634,731	938,089
16,600	MITSUI & CO. LTD.	187,177	622,493
7,400	MITSUI CHEMICALS, INC.	87,469	216,879
4,800	MITSUI OSK LINES LTD.	108,940	114,965
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	581,309
26,000	MIZUHO FINANCIAL GROUP, INC.	302,862	396,230
20,400	MUGEN ESTATE CO. LTD.	117,733	98,823
10,800	MURATA MANUFACTURING CO. LTD.	162,615	616,437
20,200	NANTO BANK (THE) LTD.	470,557	340,878
4,500	NEC CORP.	151,340	217,211
6,900	NEXON CO. LTD.	122,522	131,358
16,700	NICHIAS CORP.	297,341	346,048
7,800	NIDEC CORP.	129,234	424,069
16,600	NIKKON HOLDINGS CO. LTD.	337,754	329,883
69,900	NINTENDO CO. LTD.	2,300,273	3,169,104
400	NIPPON EXPRESS HOLDINGS, INC.	11,192	22,465
760,000	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	898,021
9,300	NIPPON YUSEN K.K.	39,009	205,600
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	538,116
5,000	NISSAN CHEMICAL CORP.	50,851	213,764
42,500	NISSAN MOTOR CO. LTD.	138,126	173,246
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	99,047
3,000	NITERRA CO. LTD.	28,359	59,940
2,700	NITORI HOLDINGS CO. LTD.	87,310	301,351
3,200	NITTO DENKO CORP.	77,639	235,739
7,000	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	227,035
26,000	NITTO KOGYO CORP.	446,429	640,563
24,800	NOMURA REAL ESTATE HOLDINGS, INC.	548,769	586,765
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	269,044
16,000	NSW, INC.	308,868	270,002
7,000	NTT DATA CORP.	36,520	97,363
27,100	OBAYASHI CORP.	184,757	233,635
46,900	OJI HOLDINGS CORP.	180,969	174,735
51,100	OKAMURA CORP.	721,626	674,628
33,200	OLYMPUS CORP.	211,415	521,371
1,100	OMRON CORP.	31,828	66,841
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	90,301
24,000	ORIENTAL LAND CO. LTD.	113,097	931,592
24,900	PANASONIC HOLDINGS CORP.	190,748	302,590
4,100	PERSOL HOLDINGS CO. LTD.	37,131	73,564
96,000	RAKUS CO. LTD.	1,257,770	1,616,355
See accompanying notes to financial statements.	85	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
2,700	RECRUIT HOLDINGS CO. LTD.	$ 40,141	85,381
9,300	RENESAS ELECTRONICS CORP.(b)	125,942	174,115
45,300	RESONA HOLDINGS, INC.	172,185	216,713
3,600	RINNAI CORP.	52,047	78,115
26,600	RION CO. LTD.	502,380	359,472
400	ROHM CO. LTD.	13,823	37,479
17,000	S FOODS, INC.	381,610	369,937
13,620	SBI HOLDINGS, INC.	110,355	261,319
1,200	SECOM CO. LTD.	44,072	80,992
24,800	SEIKITOKYU KOGYO CO. LTD.	164,731	243,540
12,700	SEKISUI CHEMICAL CO. LTD.	64,585	182,365
6,000	SEKISUI HOUSE LTD.	44,394	120,815
73,300	SEVEN & I HOLDINGS CO. LTD.	2,598,954	3,152,060
5,200	SHIBAURA MECHATRONICS CORP.	411,582	801,109
13,500	SHIFT, INC.(b)	1,773,852	2,450,761
4,000	SHIMADZU CORP.	25,419	122,749
1,500	SHIMANO, INC.(c)	58,204	249,073
46,000	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,519,997
4,000	SHIONOGI & CO. LTD.	67,679	168,266
5,800	SHISEIDO CO. LTD.	87,058	260,989
28,900	SHIZUOKA FINANCIAL GROUP, INC.	174,482	208,095
900	SMC CORP.	106,941	495,734
27,600	SOFTBANK CORP.	277,319	294,563
36,800	SOFTBANK GROUP CORP.	412,233	1,727,339
5,700	SOMPO HOLDINGS, INC.	114,918	255,146
17,200	SONY GROUP CORP.	1,207,916	1,545,431
2,800	SQUARE ENIX HOLDINGS CO. LTD.	122,801	129,779
5,700	SUBARU CORP.	26,572	106,775
17,900	SUMITOMO CORP.	237,245	377,240
40,400	SUMITOMO HEAVY INDUSTRIES LTD.(c)	1,122,628	962,578
10,200	SUMITOMO MITSUI FINANCIAL GROUP, INC.	308,888	435,371
1,600	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	36,088	39,397
5,800	SUZUKI MOTOR CORP.	104,611	209,056
34,100	SWCC CORP.	593,339	451,374
2,600	SYSMEX CORP.	51,707	176,619
20,100	T RAD CO. LTD.	425,712	256,865
2,200	TAISEI CORP.	19,821	76,553
14,200	TAKEDA PHARMACEUTICAL CO. LTD.	375,360	445,500
3,600	TDK CORP.	62,321	138,890
80,700	TECHNOPRO HOLDINGS, INC.(c)	2,171,979	1,735,418
11,600	TERUMO CORP.	117,165	366,743
51,400	TOAGOSEI CO. LTD.(c)	437,472	458,805
1,000	TOHO CO. LTD.	13,412	37,915
43,200	TOKIO MARINE HOLDINGS, INC.	359,676	992,467
32,700	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	107,478	119,451
9,900	TOKYO ELECTRON LTD.	135,391	1,410,610
8,200	TOKYO GAS CO. LTD.	148,002	178,611
23,900	TOKYO SEIMITSU CO. LTD.	999,876	1,313,469
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	481,857
3,000	TOTO LTD.	30,029	89,920
1,000	TOYO SUISAN KAISHA LTD.	25,714	45,067
33,300	TOYOTA BOSHOKU CORP.	638,507	592,059
4,000	TOYOTA INDUSTRIES CORP.	101,266	284,279
90,500	TOYOTA MOTOR CORP.	1,282,111	1,447,862
4,230	TOYOTA MOTOR CORP. ADR(e)	341,425	679,973
1,700	TOYOTA TSUSHO CORP.	14,142	84,108
32,900	TPR CO. LTD.	424,011	386,013
21,900	TRANSCOSMOS, INC.	679,057	541,069
900	TREND MICRO, INC.	26,540	43,318
50,900	TSUGAMI CORP.	536,991	486,442
7,700	UNICHARM CORP.	67,055	285,011
800	USS CO. LTD.	3,505	13,184
19,000	VALOR HOLDINGS CO. LTD.	422,334	262,691
35,400	VISIONAL, INC.(b)	1,735,180	1,947,926
23,000	WARABEYA NICHIYO HOLDINGS CO. LTD.	372,710	353,221
3,900	WEST JAPAN RAILWAY CO.	155,776	161,898
1,300	YAKULT HONSHA CO. LTD.	22,252	82,030
See accompanying notes to financial statements.	86	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
83,700	YAMAGUCHI FINANCIAL GROUP, INC.	$ 555,179	560,572
4,600	YAMAHA MOTOR CO. LTD.	46,377	131,406
5,000	YASKAWA ELECTRIC CORP.	48,019	228,109
10,100	YUASA TRADING CO. LTD.	293,394	306,930
		74,459,766	109,161,530	11.28%
Jordan:
29,800	HIKMA PHARMACEUTICALS PLC	629,055	715,479
		629,055	715,479	0.07%
Macau:
45,200	SANDS CHINA LTD.(b)	104,151	154,012
		104,151	154,012	0.02%
Malaysia:
503,500	FRENCKEN GROUP LTD.	337,379	335,071
274,300	RHB BANK BHD.	377,864	319,111
		715,243	654,182	0.07%
Mexico:
201,200	BANCO DEL BAJIO S.A.(d)	360,811	611,464
137,276	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(b)(e)	1,292,981	1,915,000
126,204	GRUMA S.A.B. DE C.V., CLASS B	1,434,319	2,025,959
181,857	GRUPO AEROPORTUARIO DEL CENTRO NORTE S.A.B. DE C.V.	1,739,215	1,932,357
186,700	MEGACABLE HOLDINGS S.A.B. DE C.V. - CPO	409,781	430,620
409,576	PROLOGIS PROPERTY MEXICO S.A. DE C.V.	1,359,129	1,521,822
247,229	QUALITAS CONTROLADORA S.A.B. DE C.V.	1,200,599	1,834,610
228,900	REGIONAL S.A.B. DE C.V.	1,836,028	1,658,478
		9,632,863	11,930,310	1.23%
Netherlands:
5,372	ADYEN N.V.(b)(d)	8,210,255	9,295,844
143,900	AEGON N.V.	363,250	727,020
122,823	AEGON N.V. (REGISTERED)	301,298	622,713
459	AKZO NOBEL N.V.	18,664	37,424
14,126	ASM INTERNATIONAL N.V.	4,271,530	5,986,141
13,954	ASML HOLDING N.V. (REGISTERED)	3,790,212	10,113,161
21,600	ASR NEDERLAND N.V.	788,307	972,024
30,400	EUROCOMMERCIAL PROPERTIES N.V.	737,194	704,583
3,610	EXOR N.V.	90,616	321,756
39	FERROVIAL S.E.	588	1,233
51,500	FORFARMERS N.V.	322,452	154,541
980	HEINEKEN HOLDING N.V.	24,979	85,176
2,822	HEINEKEN N.V.	79,167	290,015
31,004	ING GROEP N.V. ADR(e)	261,928	417,624
4,634	JUST EAT TAKEAWAY.COM N.V.(b)(d)	71,044	70,975
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	602,262
65,970	KONINKLIJKE KPN N.V.	190,999	235,324
318,397	KONINKLIJKE PHILIPS N.V.(b)	6,613,831	6,881,989
11,126	PROSUS N.V.(b)	599,758	814,762
8,117	QIAGEN N.V.(b)	119,394	364,388
209	RANDSTAD N.V.	4,033	11,018
23,800	SIGNIFY N.V.(d)	640,632	666,664
49,916	STELLANTIS N.V.	203,470	876,396
97,212	UNIVERSAL MUSIC GROUP N.V.	2,511,442	2,158,682
6,193	WOLTERS KLUWER N.V.	101,075	785,932
		30,519,499	43,197,647	4.47%
New Zealand:
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	117,366
		115,879	117,366	0.01%
Norway:
6,359	ADEVINTA ASA(b)	37,714	41,708
30,933	AKER BP ASA	1,041,758	725,659
32,200	ATEA ASA(b)	360,833	467,988
1,166,602	AUTOSTORE HOLDINGS LTD.(b)(d)	1,616,828	2,548,709
31,134	BAKKAFROST P/F	1,474,054	1,862,192
12,068	DNB BANK ASA	82,736	225,651
9,616	EQUINOR ASA ADR(e)	174,189	280,883
See accompanying notes to financial statements.	87	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Norway (Cont'd):
65,300	EUROPRIS ASA(d)	$ 420,002	435,593
55,644	KONGSBERG GRUPPEN ASA	2,254,482	2,530,875
23,955	NORSK HYDRO ASA	48,328	142,387
35,300	SPAREBANK 1 SR-BANK ASA	380,636	427,865
2,400	YARA INTERNATIONAL ASA	55,523	84,743
		7,947,083	9,774,253	1.01%
Poland:
24,000	ASSECO POLAND S.A.	487,128	473,690
37,500	CYFROWY POLSAT S.A.	259,610	152,271
84,238	ORANGE POLSKA S.A.	148,554	144,735
		895,292	770,696	0.08%
Portugal:
28,336	EDP - ENERGIAS DE PORTUGAL S.A.	83,675	138,399
14,452	GALP ENERGIA SGPS S.A.	143,129	169,055
9,417	JERONIMO MARTINS SGPS S.A.	105,676	259,362
123,300	NAVIGATOR (THE) CO. S.A.	307,999	417,627
365,400	SONAE SGPS S.A.	405,827	359,251
		1,046,306	1,343,694	0.14%
Russia:
152,020	CIAN PLC ADR(b)(e)(f)	2,339,655	-
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(b)(f)	21,771	-
24,310	HEADHUNTER GROUP PLC ADR(b)(e)(f)	515,030	-
25,740,000	RUSHYDRO PJSC(c)(f)	218,665	-
		3,095,121	-	0.00%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	830,388
779,800	AZTECH GLOBAL LTD.	481,808	415,155
147,000	CAPITALAND ASCENDAS REIT	291,464	295,652
5,000	CITY DEVELOPMENTS LTD.	26,102	24,845
28,200	DBS GROUP HOLDINGS LTD.	158,529	657,041
39,200	KEPPEL CORP. LTD.	150,880	194,493
5,640	KEPPEL REIT	1,183	3,753
16,500	OVERSEA-CHINESE BANKING CORP. LTD.	141,635	149,823
4,931	SEA LTD. ADR(b)(e)	269,692	286,195
748,133	SEATRIUM LTD.(b)	74,131	69,149
51,700	SINGAPORE AIRLINES LTD.	194,072	273,333
13,000	SINGAPORE EXCHANGE LTD.	40,226	92,376
9,500	UNITED OVERSEAS BANK LTD.	119,702	196,687
45,500	UOL GROUP LTD.	221,846	215,994
48,200	VENTURE CORP. LTD.	558,851	524,269
		2,996,090	4,229,153	0.44%
South Africa:
134,900	ADCOCK INGRAM HOLDINGS LTD.	394,451	403,526
33,591	AFRICAN RAINBOW MINERALS LTD.	339,095	355,181
45,442	ASTRAL FOODS LTD.	337,713	369,982
42,500	BARLOWORLD LTD.	242,391	193,044
132,200	INVESTEC PLC	773,831	740,077
68,600	OCEANA GROUP LTD.	268,470	256,960
57,537	TELKOM S.A. SOC LTD.(b)	293,518	96,877
5,284	THUNGELA RESOURCES LTD.	1,910	40,814
31,373	TIGER BRANDS LTD.	305,535	278,754
42,500	ZEDA LTD.(b)	47,481	24,094
		3,004,395	2,759,309	0.28%
South Korea:
25,000	DAESANG CORP.	545,401	325,769
20,489	DB HITEK CO. LTD.	270,468	981,183
4,784	DL E&C CO. LTD.	210,584	126,167
1,907	DL HOLDINGS CO. LTD.	140,872	59,772
31,100	DOOSAN BOBCAT, INC.	908,313	1,385,474
9,900	GS HOLDINGS CORP.	371,567	275,365
9,075	HUONS CO. LTD.	416,763	217,982
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	525,140
15,994	HYUNDAI GREEN FOOD/NEW(b)	265,187	154,884
23,300	JW LIFE SCIENCE CORP.	391,190	236,952
See accompanying notes to financial statements.	88	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont'd):
18,600	KC TECH CO. LTD.	$ 295,116	299,966
223,200	KOREA REAL ESTATE INVESTMENT & TRUST CO. LTD.	478,487	233,762
25,300	KT CORP.	539,161	572,185
64,100	LG UPLUS CORP.	723,972	521,985
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	536,334
4,775	MAEIL DAIRIES CO. LTD.	380,763	160,719
17,812	NAVER CORP.	2,195,643	2,471,092
58,100	PARTRON CO. LTD.	410,902	403,898
202,165	SAMSUNG ELECTRONICS CO. LTD.	7,725,882	11,077,534
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	389,357
14,900	VIEWORKS CO. LTD.	386,364	411,612
39,900	YOUNG POONG PRECISION CORP.	405,022	408,493
10,700	YOUNGONE CORP.	365,651	523,773
		18,657,503	22,299,398	2.31%
Spain:
1,260	ACCIONA S.A.	78,312	213,661
8,611	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	192,446	302,280
1,333	AENA SME S.A.(d)	146,281	215,276
6,379	AMADEUS IT GROUP S.A.(b)	179,436	485,165
90,991	BANCO BILBAO VIZCAYA ARGENTARIA S.A. ADR(e)	434,563	698,811
51,052	BANCO SANTANDER S.A.	144,309	188,571
74,980	BANCO SANTANDER S.A. ADR(e)	211,946	278,176
60,498	CAIXABANK S.A.	164,674	250,000
4,781	CELLNEX TELECOM S.A.(b)(d)	151,731	192,978
31,300	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	607,086	842,935
10,898	ENAGAS S.A.	184,898	214,054
140,872	FAES FARMA S.A.	588,215	488,828
69,814	IBERDROLA S.A.	430,525	910,364
12,493	INDUSTRIA DE DISENO TEXTIL S.A.	239,195	483,404
27,680	MIQUEL Y COSTAS & MIQUEL S.A.	387,291	347,955
10,622	NATURGY ENERGY GROUP S.A.	164,427	315,963
93,900	PROSEGUR CIA DE SEGURIDAD S.A.	216,845	166,811
11,393	REDEIA CORP. S.A.	163,842	191,267
31,112	REPSOL S.A.	268,381	452,546
71,500	TELEFONICA S.A.	252,344	289,925
		5,206,747	7,528,970	0.78%
Sweden:
2,065	ALLEIMA AB	1,539	9,393
22,200	ASSA ABLOY AB, CLASS B	89,466	533,112
288,454	ATLAS COPCO AB, CLASS A	1,842,587	4,156,170
15,920	ATLAS COPCO AB, CLASS B	22,691	198,163
34,700	BILIA AB, CLASS A	639,435	361,628
32,900	BOLIDEN AB	800,179	950,363
80,252	BYGGMAX GROUP AB(b)	455,011	215,189
195,400	CLOETTA AB, CLASS B	556,844	355,278
3,608	ELECTROLUX AB, CLASS B	30,334	49,242
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B	16,773	40,686
9,604	EPIROC AB, CLASS A	18,146	181,566
4,000	EPIROC AB, CLASS B	7,248	64,643
8,600	ESSITY AB, CLASS B	62,137	228,927
55,778	EVOLUTION AB(d)	7,152,688	7,063,433
10,131	H & M HENNES & MAURITZ AB, CLASS B	98,015	173,945
118,862	HEMNET GROUP AB	1,583,831	2,080,706
25,557	HEXAGON AB, CLASS B	56,077	314,565
80,300	HUMANA AB(b)	413,356	165,285
17,500	HUSQVARNA AB, CLASS B	64,201	158,428
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	227,887
43,812	INVESTOR AB, CLASS B	150,033	876,008
49,100	INWIDO AB	276,126	446,825
36,400	KINDRED GROUP PLC SDR	177,628	387,613
7,801	KNOW IT AB	144,666	126,143
14,800	LOOMIS AB	372,004	431,704
44,500	MEKO AB	323,086	459,633
256,964	NCAB GROUP AB	1,564,851	2,002,515
4,231	NIBE INDUSTRIER AB, CLASS B	36,599	40,171
127,439	NORDNET AB PUBL	1,491,488	1,705,039
29,428	ORRON ENERGY AB(b)	485,724	30,928
See accompanying notes to financial statements.	89	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
77,000	RESURS HOLDING AB(d)	$ 417,550	143,072
16,008	SANDVIK AB	135,894	311,986
55,935	SDIPTECH AB, CLASS B(b)	1,488,011	1,385,753
84,900	SECURITAS AB, CLASS B(c)	649,198	696,338
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	389,266
2,634	SKANSKA AB, CLASS B	22,223	36,914
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	109,600
13,823	SVENSKA HANDELSBANKEN AB, CLASS A	72,323	115,784
12,741	SWEDBANK AB, CLASS A	176,972	214,824
35,506	TETHYS OIL AB(b)	259,465	160,488
69,674	THULE GROUP AB(d)	1,668,892	2,048,485
31,733	VITEC SOFTWARE GROUP AB, CLASS B	691,388	1,594,690
24,387	VOLVO AB, CLASS B	156,616	504,230
		24,912,883	31,746,618	3.28%
Switzerland:
225,748	ABB LTD. (REGISTERED)	4,650,183	8,873,040
4,727	ALCON, INC.	75,580	391,342
16,580	BACHEM HOLDING A.G.	1,056,591	1,444,880
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	71,055
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	426,971
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	372,046
42,234	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	2,994,717	7,155,786
1,200	DORMAKABA HOLDING A.G.	436,003	538,964
3,281	DSM-FIRMENICH A.G.	122,903	353,082
384	DUFRY A.G. (REGISTERED)(b)	8,927	17,487
54,800	EFG INTERNATIONAL A.G.(b)	442,650	555,929
44,301	GARMIN LTD.	4,741,247	4,620,151
990	GEBERIT A.G. (REGISTERED)	85,632	517,758
140	GIVAUDAN S.A. (REGISTERED)	76,496	463,773
260,193	GLOBAL BLUE GROUP HOLDING A.G.(b)	2,399,460	1,269,742
6,900	HELVETIA HOLDING A.G. (REGISTERED)	678,020	932,797
103,959	HOLCIM A.G.(b)	5,205,813	6,992,159
3,711	JULIUS BAER GROUP LTD.	74,659	233,593
6,478	LONZA GROUP A.G. (REGISTERED)	3,186,289	3,860,528
117,259	MEDMIX A.G.(d)	4,422,551	3,098,347
101,207	NESTLE S.A. (REGISTERED)	5,090,750	12,166,776
119,660	NOVARTIS A.G. (REGISTERED)	9,261,329	12,032,177
3,868	NOVARTIS A.G. ADR(e)	312,227	390,320
11,952	ROCHE HOLDING A.G.	1,552,784	3,652,167
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	176,888
3,000	SGS S.A. (REGISTERED)	129,434	283,425
1,719	SIEGFRIED HOLDING A.G. (REGISTERED)(b)	1,406,487	1,419,296
26,307	SIKA A.G. (REGISTERED)	3,648,746	7,515,446
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	348,098
1,500	STMICROELECTRONICS N.V. (REGISTERED)	29,620	74,985
635	SULZER A.G. (REGISTERED)	20,376	54,557
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	434,153
967	SWISS RE A.G.	77,541	97,278
194	SWISSCOM A.G. (REGISTERED)	49,414	120,902
465,083	UBS GROUP A.G. (REGISTERED)	7,479,266	9,402,466
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	801,788
8,800	VETROPACK HOLDING A.G. (REGISTERED)	405,746	408,022
32,665	WIZZ AIR HOLDINGS PLC(b)(d)	935,350	1,134,603
6,700	ZEHNDER GROUP A.G. (REGISTERED)	261,335	541,959
4,209	ZURICH INSURANCE GROUP A.G.	808,513	1,998,105
		63,232,034	95,242,841	9.85%
Taiwan:
140,406	ASIA VITAL COMPONENTS CO. LTD.	526,616	1,221,725
219,000	CHICONY ELECTRONICS CO. LTD.	585,753	689,111
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	295,802
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	491,050
185,000	E INK HOLDINGS, INC.	1,072,396	1,336,512
77,000	INNODISK CORP.	450,307	801,040
102,000	INSYDE SOFTWARE CORP.	407,878	368,444
145,000	JARLLYTEC CO. LTD.	327,630	351,041
See accompanying notes to financial statements.	90	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Taiwan (Cont'd):
383,000	KINDOM DEVELOPMENT CO. LTD.	$ 503,834	370,155
660,000	POU CHEN CORP.	670,550	667,534
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	317,873
220,000	SIGURD MICROELECTRONICS CORP.	403,537	390,631
159,000	SINBON ELECTRONICS CO. LTD.	1,340,044	1,886,385
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	762,173
157,000	TAIWAN SURFACE MOUNTING TECHNOLOGY CORP.	456,051	506,622
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	480,502
142,000	USERJOY TECHNOLOGY CO. LTD.	374,944	412,625
187,000	ZHEN DING TECHNOLOGY HOLDING LTD.	694,432	630,448
		9,586,576	11,979,673	1.24%
Thailand:
500,300	POLYPLEX THAILAND PCL (REGISTERED)	376,789	194,730
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	153,560
1,424,300	SUPALAI PCL (REGISTERED)	958,379	811,475
		1,568,826	1,159,765	0.12%
Turkey:
104,100	BIM BIRLESIK MAGAZALAR A.S.	669,519	683,420
53,800	COCA-COLA ICECEK A.S.	315,265	546,429
270,800	TURKCELL ILETISIM HIZMETLERI A.S.	605,645	378,562
		1,590,429	1,608,411	0.17%
United Kingdom:
27,355	3I GROUP PLC	109,603	676,926
105,740	ABCAM PLC ADR(b)(e)	1,961,738	2,587,458
2,834	ADMIRAL GROUP PLC	35,119	74,935
540,200	AIRTEL AFRICA PLC(d)	753,867	739,566
52,849	ANGLO AMERICAN PLC	409,100	1,498,750
6,588	ASHTEAD GROUP PLC	294,400	455,486
136,091	ASSOCIATED BRITISH FOODS PLC	3,192,429	3,441,157
66,527	ASTRAZENECA PLC	8,204,231	9,527,013
251,830	AUTO TRADER GROUP PLC(d)	1,869,143	1,952,207
405,894	BAE SYSTEMS PLC	4,601,139	4,778,550
113,471	BAKKAVOR GROUP PLC(d)(g)	166,389	136,903
1,013,661	BALTIC CLASSIFIEDS GROUP PLC	2,293,447	2,368,723
26,000	BANK OF GEORGIA GROUP PLC	447,200	965,835
186,343	BARCLAYS PLC	357,496	362,982
14,400	BELLWAY PLC	632,327	363,565
62,893	BERKELEY GROUP HOLDINGS PLC	3,336,564	3,133,462
115,735	BP PLC	603,532	673,699
5,069	BUNZL PLC	39,524	193,065
8,744	BURBERRY GROUP PLC	51,148	235,423
284,443	BYTES TECHNOLOGY GROUP PLC	1,882,605	1,905,555
157,500	CENTRAL ASIA METALS PLC	465,910	360,445
209,855	CNH INDUSTRIAL N.V.	1,975,096	3,023,863
502,408	COMPASS GROUP PLC	7,739,722	14,050,042
18,300	COMPUTACENTER PLC	578,995	532,219
2,276	CRODA INTERNATIONAL PLC	82,788	162,621
20,544	DIAGEO PLC	873,928	881,611
61,438	DIPLOMA PLC	2,006,361	2,328,304
177,500	DIRECT LINE INSURANCE GROUP PLC	614,920	306,465
27,190	DOWLAIS GROUP PLC(b)	31,892	43,855
108,100	DRAX GROUP PLC	316,682	796,265
11,278	ENTAIN PLC	146,379	182,189
40,749	FERGUSON PLC	5,356,492	6,422,328
15,306	GAMES WORKSHOP GROUP PLC	1,279,886	2,122,698
50,906	GSK PLC	747,876	897,868
46,518	HALEON PLC	141,587	190,378
1,707	HALMA PLC	38,256	49,363
4,854	HARGREAVES LANSDOWN PLC	45,104	50,278
242,382	HSBC HOLDINGS PLC	1,401,351	1,913,749
10,605	IMPERIAL BRANDS PLC	227,928	234,147
51,080	INCHCAPE PLC	363,679	504,377
25,000	INFORMA PLC	150,330	230,505
3,162	INTERCONTINENTAL HOTELS GROUP PLC ADR(e)	155,759	222,763
77,712	INTERNATIONAL DISTRIBUTIONS SERVICES PLC	220,280	218,016
4,528	INTERTEK GROUP PLC	190,215	245,261
See accompanying notes to financial statements.	91	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
518,146	J SAINSBURY PLC	$ 1,239,535	1,770,142
234,700	JUPITER FUND MANAGEMENT PLC	895,723	320,722
295,800	KINGFISHER PLC	764,284	870,418
92,531	LEGAL & GENERAL GROUP PLC	219,999	267,110
80,708	LIBERTY GLOBAL PLC, CLASS A(b)	2,249,780	1,360,737
57,550	LIBERTY GLOBAL PLC, CLASS C(b)	1,685,769	1,022,664
6,927,018	LLOYDS BANKING GROUP PLC	4,668,034	3,834,749
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	640,677
278,852	M&G PLC	497,048	677,828
370,300	MAN GROUP PLC/JERSEY	651,704	1,027,564
82,685	MARSTON'S PLC(b)	131,346	30,873
27,190	MELROSE INDUSTRIES PLC	78,639	174,797
456,400	MITIE GROUP PLC	439,408	558,761
7,231	MONDI PLC	114,215	110,109
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	506,311
4	NATIONAL GRID PLC	29	53
5,018	NATIONAL GRID PLC ADR(e)	179,541	337,862
297,247	NATWEST GROUP PLC	420,566	909,029
2,141	NEXT PLC	36,699	187,616
123,700	OSB GROUP PLC	637,568	754,075
109,310	PEARSON PLC	1,123,383	1,141,131
10,230	PHOENIX GROUP HOLDINGS PLC	58,370	69,092
216,041	QINETIQ GROUP PLC	940,203	970,728
9,159	RECKITT BENCKISER GROUP PLC	360,759	687,680
151,700	REDDE NORTHGATE PLC	615,982	722,471
57,235	REDROW PLC	447,916	320,556
384,600	REGIONAL REIT LTD.(d)(g)	487,088	228,102
21,616	RELX PLC	156,210	720,359
183,813	RELX PLC (LONDON EXCHANGE)	2,548,998	6,118,529
4,365	RIO TINTO PLC ADR(e)	117,353	278,662
120,868	ROLLS-ROYCE HOLDINGS PLC(b)	107,369	231,865
224,082	RS GROUP PLC	2,589,543	2,163,409
24,928	SAGE GROUP (THE) PLC	108,477	292,778
9,979	SCHRODERS PLC	43,138	55,420
16,135	SEGRO PLC	67,053	146,883
4,954	SEVERN TRENT PLC	76,220	161,442
1	SHELL PLC	-	30
37,737	SHELL PLC ADR(e)	1,633,346	2,278,560
414,000	SPEEDY HIRE PLC	294,411	189,807
1,007	SPIRAX-SARCO ENGINEERING PLC	115,138	132,557
7,418	ST. JAMES'S PLACE PLC	82,237	102,452
108,800	STANDARD CHARTERED PLC	699,097	943,742
82,413	STHREE PLC	315,585	357,429
12,700	STOLT-NIELSEN LTD.	390,340	323,014
144,800	SYNTHOMER PLC(b)	719,407	134,060
148,000	TP ICAP GROUP PLC	641,118	284,196
126,800	TYMAN PLC	343,290	413,057
82,460	UNILEVER PLC	4,137,038	4,291,075
3,811	UNILEVER PLC ADR(e)	146,515	198,667
8,137	UNITED UTILITIES GROUP PLC	56,989	99,372
2,756	WHITBREAD PLC	54,937	118,514
26,206	WILLIS TOWERS WATSON PLC	5,866,542	6,171,513
94,600	WINCANTON PLC	471,523	302,157
2	WPP PLC	15	21
6,965	WPP PLC ADR(e)	266,228	364,130
		97,921,478	118,416,427	12.24%
United States:
23,940	AON PLC, CLASS A	5,562,070	8,264,088
210,328	ARCH CAPITAL GROUP LTD.(b)	6,642,077	15,743,051
12,603	EPAM SYSTEMS, INC.(b)	5,311,399	2,832,524
11,739	LINDE PLC	3,904,341	4,473,498
3,048	METTLER-TOLEDO INTERNATIONAL, INC.(b)	2,042,261	3,997,879
16,583	RESMED, INC.	1,686,273	3,623,386
72,259	SENSATA TECHNOLOGIES HOLDING PLC	3,970,992	3,250,932
See accompanying notes to financial statements.	92	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont'd):
25,661	STERIS PLC	$ 4,342,348	5,773,212
		33,461,761	47,958,570	4.96%
Uruguay:
13,593	GLOBANT S.A.(b)	2,203,453	2,442,934
		2,203,453	2,442,934	0.25%
Vietnam:
597,300	FPT CORP.	2,104,948	2,177,986
		2,104,948	2,177,986	0.22%
	Sub-total Common Stocks:	693,827,750	914,642,059	94.55%
Preferred Stocks:
Brazil:
263,400	CIA DE SANEAMENTO DO PARANA(b)	350,151	242,595
179,200	CIA ENERGETICA DE MINAS GERAIS, 0.44%(h)	357,186	481,290
		707,337	723,885	0.08%
Chile:
223,300	EMBOTELLADORA ANDINA S.A., CLASS B, 7.85%(h)	477,638	585,158
		477,638	585,158	0.06%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 8.22%(h)	49,612	172,942
23,495	JUNGHEINRICH A.G., 2.03%(h)	613,254	859,890
330	SARTORIUS A.G., 0.46%(h)	63,895	114,187
2,800	STO S.E. & CO. KGAA, 0.20%(h)	304,841	469,303
1,044	VOLKSWAGEN A.G., 7.13%(h)	131,516	140,055
		1,163,118	1,756,377	0.18%
South Korea:
79,865	SAMSUNG ELECTRONICS CO. LTD., 2.43%(h)	3,317,974	3,606,396
		3,317,974	3,606,396	0.37%
	Sub-total Preferred Stocks:	5,666,067	6,671,816	0.69%
Rights:
Taiwan:
2,369	TOPCO SCIENTIFIC CO. LTD.(b)	-	2,472
		-	2,472	0.00%
	Sub-total Rights:	-	2,472	0.00%
Participatory Notes:
United Kingdom:
244,577	RYANAIR HOLDINGS PLC, ISSUED BY HSBC BANK PLC, EXPIRES 10/31/23(b)	2,722,979	4,593,539
		2,722,979	4,593,539	0.48%
	Sub-total Participatory Notes:	2,722,979	4,593,539	0.48%
Short-Term Investments:
12,851,786	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(i)	12,851,786	12,851,786
36,483,672	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.98%(j)	36,483,672	36,483,672
	Sub-total Short-Term Investments:	49,335,458	49,335,458	5.10%
	Grand total	$ 751,552,254	975,245,344	100.82%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Security is either wholly or partially on loan.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.70% of net assets as of June 30, 2023.
(f)	Security has been deemed worthless and is a Level 3 investment.
See accompanying notes to financial statements.	93	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
(g)	Restricted security that has been deemed illiquid. At June 30, 2023, the value of these restricted illiquid securities amounted to $365,005 or 0.04% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Bakkavor Group PLC	9/18/2019	$ 166,389
Regional REIT Ltd.	1/7/2022	487,088

(h)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(i)	Investment relates to cash collateral received from portfolio securities loaned.
(j)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2022, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $22,771,623 with net purchases of $13,712,049 for the six months ended June 30, 2023.
At June 30, 2023, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	4.17%
Consumer Discretionary	13.87
Consumer Staples	8.46
Energy	2.76
Financials	16.33
Health Care	12.68
Industrials	19.64
Information Technology	13.24
Materials	6.11
Real Estate	1.52
Utilities	1.22
100.00%
At June 30, 2023, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	22.05%
United States Dollar	16.60
Japanese Yen	11.72
British Pound	11.70
Swiss Franc	9.44
Other currencies	28.49
100.00%
See accompanying notes to financial statements.	94	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2023 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	95

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company).

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on the principal executive officer and principal financial officer’s evaluation of these controls and procedures, as required by Rule 30a-3(b) under the 1940 Act, as of a date within 90 days of the filing date of this document.

(b)

There have been no significant changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 13. Exhibits

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date: August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date: August 25, 2023

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date: August 25, 2023